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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100. Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Global Bond Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2020 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2030 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2040 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2050 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING Invesco Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Oppenheimer Global Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2020 Portfolio
ING Solution 2025 Portfolio
ING Solution 2030 Portfolio
ING Solution 2035 Portfolio
ING Solution 2040 Portfolio
ING Solution 2045 Portfolio
ING Solution 2050 Portfolio
ING Solution 2055 Portfolio
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.4%
		Consumer Discretionary: 10.2%
28,826		ADT Corp.	$1,410,744	0.5
17,000	@	Aeropostale, Inc.	231,200	0.1
28,500	@	American Axle & Manufacturing Holdings, Inc.	389,025	0.1
10,100	@	ANN, Inc.	293,102	0.1
16,300	@	Asbury Automotive Group, Inc.	598,047	0.2
11,104		Autoliv, Inc.	767,731	0.3
6,800	@	Bally Technologies, Inc.	353,396	0.1
18,473	@	Bed Bath & Beyond, Inc.	1,190,031	0.4
34,800		Belo Corp.	342,084	0.1
3,100		Bob Evans Farms, Inc.	132,122	0.0
12,200		Brunswick Corp.	417,484	0.1
43,318		Carnival Corp.	1,485,807	0.5
10,300	@	Cavco Industries, Inc.	489,971	0.2
46,011		CEC Entertainment, Inc.	1,506,860	0.5
11,400		Chico’s FAS, Inc.	191,520	0.1
14,865		Coach, Inc.	743,101	0.2
4,300		Core-Mark Holding Co., Inc.	220,633	0.1
31,300	@	CROCS, Inc.	463,866	0.2
13,600		CSS Industries, Inc.	353,192	0.1
21,700		Culp, Inc.	345,247	0.1
24,900		Dana Holding Corp.	443,967	0.1
14,100		Destination Maternity Corp.	329,940	0.1
59,500	@	Entercom Communications Corp.	442,680	0.1
217,700		Entravision Communications Corp.	694,463	0.2
33,300	@	EW Scripps Co.	400,599	0.1
8,700	@	Genesco, Inc.	522,783	0.2
20,017		Hasbro, Inc.	879,547	0.3
5,000	@	Helen of Troy Ltd.	191,800	0.1
67,235		International Game Technology	1,109,377	0.4
15,638		International Speedway Corp.	511,050	0.2
6,800		Life Time Fitness, Inc.	290,904	0.1
41,200	@	Lin TV Corp.	452,788	0.2
1,900		Lithia Motors, Inc.	90,212	0.0
76,259		Lowe’s Cos., Inc.	2,891,741	1.0
6,500		MDC Holdings, Inc.	238,225	0.1
8,565		Movado Group, Inc.	287,099	0.1
17,000		Nexstar Broadcasting Group, Inc.	306,000	0.1
47,700	@	Office Depot, Inc.	187,461	0.1
11,700		OfficeMax, Inc.	135,837	0.0
29,400	@	Orient-Express Hotels Ltd.	289,884	0.1
5,600	@	Red Robin Gourmet Burgers, Inc.	255,360	0.1
14,800	@	Rue21, Inc.	434,972	0.1
16,900	@	Saks, Inc.	193,843	0.1
6,000	@	Shutterfly, Inc.	265,020	0.1
12,100		Sotheby’s	452,661	0.1
16,900	@, L	Standard-Pacific Corp.	146,016	0.0
10,600	@	Steiner Leisure Ltd.	512,616	0.2
28,131		Target Corp.	1,925,567	0.6
16,887		Thor Industries, Inc.	621,273	0.2
16,393		Time Warner Cable, Inc.	1,574,712	0.5
16,000	@	TRI Pointe Homes, Inc.	322,400	0.1
8,600		True Religion Apparel, Inc.	224,546	0.1
3,800		Tupperware Corp.	310,612	0.1
4,000		Vail Resorts, Inc.	249,280	0.1
27,700	@, L	Vera Bradley, Inc.	654,551	0.2
			30,764,949	10.2
		Consumer Staples: 4.9%
23,800	@	Central Garden & Pet Co.	195,636	0.1
12,057		Clorox Co.	1,067,406	0.3
31,663		ConAgra Foods, Inc.	1,133,852	0.4
23,000	@	Dole Food Co., Inc.	250,700	0.1
42,499		Dr Pepper Snapple Group, Inc.	1,995,328	0.6
28,247		General Mills, Inc.	1,392,860	0.5
59,000	@, L	Heckmann Corp.	253,110	0.1
4,800		J&J Snack Foods Corp.	369,072	0.1
17,758		Kellogg Co.	1,144,148	0.4
11,781		Kimberly-Clark Corp.	1,154,302	0.4
34,391		Kraft Foods Group, Inc.	1,772,168	0.6
6,900		Nu Skin Enterprises, Inc.	304,980	0.1
9,700		Snyders-Lance, Inc.	245,022	0.1
66,293		Sysco Corp.	2,331,525	0.8
5,100	@	TreeHouse Foods, Inc.	332,265	0.1
9,700		Village Super Market	326,793	0.1
10,400		Weis Markets, Inc.	423,280	0.1
			14,692,447	4.9
		Energy: 7.4%
7,600		Alliance Resource Partners L.P.	484,120	0.2
21,400	L	Alon USA Partners L.P.	569,668	0.2
25,083		Apache Corp.	1,935,404	0.6
2,500		Berry Petroleum Co.	115,725	0.0
7,200		Bill Barrett Corp.	145,944	0.0
6,800	@	Bonanza Creek Energy, Inc.	262,956	0.1
6,700		Bristow Group, Inc.	441,798	0.1
101,700	@	Cal Dive International, Inc.	183,060	0.1
23,200		Delek US Holdings, Inc.	915,472	0.3
33,367		Devon Energy Corp.	1,882,566	0.6
6,500		Energy XXI Bermuda Ltd.	176,930	0.1
5,528		EQT Corp.	374,522	0.1
9,100	L	EQT Midstream Partners L.P.	353,080	0.1
6,000		Gulfmark Offshore, Inc.	233,760	0.1
4,300	@	Gulfport Energy Corp.	197,069	0.1
6,100	@	Helix Energy Solutions Group, Inc.	139,568	0.0
9,818		Helmerich & Payne, Inc.	595,953	0.2
9,702	@	Hornbeck Offshore Services, Inc.	450,755	0.2
31,900	L	Hugoton Royalty Trust	297,627	0.1
112,803		Imperial Oil Ltd.	4,610,504	1.5

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
35,900	@	Key Energy Services, Inc.	$290,072	0.1
28,047		Murphy Oil Corp.	1,787,435	0.6
28,800		Pacific Coast Oil Trust	539,424	0.2
20,200	L	PBF Energy, Inc.	750,834	0.2
24,146		Peabody Energy Corp.	510,688	0.2
49,660	@	Southwestern Energy Co.	1,850,332	0.6
20,240		Spectra Energy Partners L.P.	796,444	0.3
30,400	@	Tetra Technologies, Inc.	311,904	0.1
20,900	@	Vaalco Energy, Inc.	158,631	0.1
10,400		W&T Offshore, Inc.	147,680	0.0
21,300		Western Refining, Inc.	754,233	0.3
			22,264,158	7.4
		Financials: 25.5%
19,162	@	ACE Ltd.	1,704,843	0.6
21,878		Allstate Corp.	1,073,553	0.4
12,400	@	Alterra Capital Holdings Ltd.	390,600	0.1
3,400		American Campus Communities, Inc.	154,156	0.0
14,000		American Equity Investment Life Holding Co.	208,460	0.1
15,900		American National Bankshares, Inc.	342,804	0.1
17,880		American Tower Corp.	1,375,330	0.5
85,714		Annaly Capital Management, Inc.	1,361,995	0.4
22,042	@	Aon PLC	1,355,583	0.4
14,400		Apollo Commercial Real Estate Finance, Inc.	253,296	0.1
17,800		Apollo Investment Corp.	148,808	0.0
13,100	@	Aspen Insurance Holdings Ltd.	505,398	0.2
13,800		Associated Estates Realty Corp.	257,232	0.1
5,900	@	Aviv REIT, Inc.	141,954	0.0
15,857		Baldwin & Lyons, Inc.	377,238	0.1
9,100		Bancorpsouth, Inc.	148,330	0.0
4,900		Bank of the Ozarks, Inc.	217,315	0.1
51,500		BankUnited, Inc.	1,319,430	0.4
19,000		BioMed Realty Trust, Inc.	410,400	0.1
4,100		BOK Financial Corp.	255,430	0.1
35,141		Boston Private Financial Holdings, Inc.	347,193	0.1
20,400		Brookline Bancorp., Inc.	186,456	0.1
11,600		Calamos Asset Management, Inc.	136,532	0.0
36,200		Campus Crest Communities, Inc.	503,180	0.2
148,734		Capitol Federal Financial, Inc.	1,795,219	0.6
14,800		Capstead Mortgage Corp.	189,736	0.1
12,000		Cathay General Bancorp.	241,440	0.1
86,482		Charles Schwab Corp.	1,529,867	0.5
71,900		Chimera Investment Corp.	229,361	0.1
28,607		Chubb Corp.	2,503,971	0.8
11,800		Colony Financial, Inc.	261,960	0.1
55,624		Comerica, Inc.	1,999,683	0.7
73,571		Commerce Bancshares, Inc.	3,003,904	1.0
9,100		Compass Diversified Trust	144,417	0.0
10,800		CreXus Investment Corp.	140,616	0.0
22,183		Cullen/Frost Bankers, Inc.	1,387,103	0.5
21,300		CVB Financial Corp.	240,051	0.1
59,200		DiamondRock Hospitality Co.	551,152	0.2
3,300		Equity Lifestyle Properties, Inc.	253,440	0.1
18,300		Fifth Street Finance Corp.	201,666	0.1
27,200		First Horizon National Corp.	290,496	0.1
12,300		First Industrial Realty Trust, Inc.	210,699	0.1
10,300		First Interstate Bancsystem, Inc.	193,743	0.1
33,500		First Niagara Financial Group, Inc.	296,810	0.1
21,200	L	FirstMerit Corp.	350,436	0.1
13,000		Flushing Financial Corp.	220,220	0.1
16,800		FNB Corp.	203,280	0.1
9,934		Franklin Resources, Inc.	1,498,147	0.5
21,700		Fulton Financial Corp.	253,890	0.1
5,600		Government Properties Income Trust	144,088	0.0
5,100		Hanover Insurance Group, Inc.	253,368	0.1
6,500		Hatteras Financial Corp.	178,295	0.1
65,840		HCC Insurance Holdings, Inc.	2,767,255	0.9
27,055		HCP, Inc.	1,348,962	0.4
7,100		Healthcare Realty Trust, Inc.	201,569	0.1
11,400		Hercules Technology Growth Capital, Inc.	139,650	0.0
21,800		Heritage Financial Corp.	316,100	0.1
77,000		Hersha Hospitality Trust	449,680	0.1
6,900	L	Highwoods Properties, Inc.	273,033	0.1
9,500		IBERIABANK Corp.	475,190	0.2
10,600		Infinity Property & Casualty Corp.	595,720	0.2
12,600	@	Investment Technology Group, Inc.	139,104	0.0
113,037		Keycorp	1,125,848	0.4
10,200		Lakeland Financial Corp.	272,238	0.1
22,700		LaSalle Hotel Properties	576,126	0.2
29,600		Lexington Realty Trust	349,280	0.1
16,400		Mack-Cali Realty Corp.	469,204	0.2
52,007		Marsh & McLennan Cos., Inc.	1,974,706	0.7
14,400		MB Financial Corp.	348,048	0.1
9,800		Medical Properties Trust, Inc.	157,192	0.1
21,400		MFA Mortgage Investments, Inc.	199,448	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
72,500	@, L	MGIC Investment Corp.	$358,875	0.1
10,647	L	National Bankshares, Inc.	371,900	0.1
9,600	@	National Financial Partners Corp.	215,328	0.1
4,100	L	National Retail Properties, Inc.	148,297	0.0
15,100		Newcastle Investment Corp.	168,667	0.1
97,693		Northern Trust Corp.	5,330,130	1.8
10,600		Old National Bancorp.	145,750	0.0
21,400		Oritani Financial Corp.	331,486	0.1
20,100		Pacific Continental Corp.	224,517	0.1
44,300	@	Park Sterling Corp.	249,852	0.1
37,300		PennantPark Investment Corp.	421,117	0.1
140,214		People’s United Financial, Inc.	1,884,476	0.6
18,200		PHH Corp.	399,672	0.1
114,055		Piedmont Office Realty Trust, Inc.	2,234,337	0.7
6,300	@	Platinum Underwriters Holdings Ltd.	351,603	0.1
39,102		PNC Financial Services Group, Inc.	2,600,283	0.9
17,600		Popular, Inc.	485,936	0.2
4,500		Primerica, Inc.	147,510	0.0
22,137		Principal Financial Group, Inc.	753,322	0.2
4,000		ProAssurance Corp.	189,320	0.1
7,200		Prosperity Bancshares, Inc.	341,208	0.1
12,800		Provident Financial Services, Inc.	195,456	0.1
4,600		PS Business Parks, Inc.	363,032	0.1
28,200	L	Radian Group, Inc.	302,022	0.1
35,178		Reinsurance Group of America, Inc.	2,099,071	0.7
17,900		RLJ Lodging Trust	407,404	0.1
12,100		Sabra Healthcare REIT, Inc.	351,021	0.1
2,800		Signature Bank	220,528	0.1
10,299		Simplicity Bancorp, Inc.	154,794	0.0
14,700		Solar Capital Ltd.	345,303	0.1
14,284		State Street Corp.	844,042	0.3
8,900	@	Stifel Financial Corp.	308,563	0.1
19,485		Summit Hotel Properties, Inc.	204,008	0.1
4,600		Sun Communities, Inc.	226,918	0.1
26,700	@	Sunstone Hotel Investors, Inc.	328,677	0.1
30,191		SunTrust Bank	869,803	0.3
24,200		Susquehanna Bancshares, Inc.	300,806	0.1
94,012		Symetra Financial Corp.	1,260,701	0.4
10,100		TCF Financial Corp.	151,096	0.0
15,656		Travelers Cos., Inc.	1,318,079	0.4
3,500		Trico Bancshares	59,850	0.0
17,300		United Fire Group, Inc.	440,631	0.1
40,589		UnumProvident Corp.	1,146,639	0.4
17,600		Urstadt Biddle Properties, Inc.	382,976	0.1
24,600		ViewPoint Financial Group	494,706	0.2
2,800		Waddell & Reed Financial, Inc.	122,584	0.0
15,000	@	Walter Investment Management Corp.	558,750	0.2
14,300		Washington Banking Co.	199,342	0.1
10,500		Washington Federal, Inc.	183,750	0.1
7,100		Washington Real Estate Investment Trust	197,664	0.1
32,284		Westamerica Bancorp.	1,463,434	0.5
			76,976,163	25.5
		Health Care: 10.2%
39,811		Agilent Technologies, Inc.	1,670,868	0.6
12,600	@	Allscripts Healthcare Solutions, Inc.	171,234	0.1
21,858		Becton Dickinson & Co.	2,089,843	0.7
143,915	@	Boston Scientific Corp.	1,123,976	0.4
101,963	@	CareFusion Corp.	3,567,685	1.2
14,235		Cigna Corp.	887,837	0.3
4,600		Community Health Systems, Inc.	217,994	0.1
19,800	@	Health Management Associates, Inc.	254,826	0.1
15,500	@	Healthsouth Corp.	408,735	0.1
59,172	@	Hospira, Inc.	1,942,617	0.6
18,965		Humana, Inc.	1,310,671	0.4
10,300		Impax Laboratories, Inc.	159,032	0.1
5,800	@	Integra LifeSciences Holdings Corp.	226,258	0.1
7,735	@	Life Technologies Corp.	499,913	0.2
54,614	@	LifePoint Hospitals, Inc.	2,646,595	0.9
—	@	Magellan Health Services, Inc.	—	—
41,292		Medtronic, Inc.	1,939,072	0.6
5,500		National Healthcare Corp.	251,460	0.1
17,400	@	Orthofix International NV	624,138	0.2
12,500		Owens & Minor, Inc.	407,000	0.1
43,693		Patterson Cos., Inc.	1,662,082	0.5
25,472		Quest Diagnostics	1,437,894	0.5
38,859		Steris Corp.	1,616,923	0.5
41,438		Stryker Corp.	2,703,415	0.9
8,400		Utah Medical Products, Inc.	409,668	0.1
6,300	@	VCA Antech, Inc.	147,987	0.0
30,889		Zimmer Holdings, Inc.	2,323,471	0.8
			30,701,194	10.2
		Industrials: 14.0%
11,300		AAR Corp.	207,807	0.1
58,335		ABB Ltd. ADR	1,327,705	0.4
14,200	@	Aerovironment, Inc.	257,446	0.1
5,800	@	Alaska Air Group, Inc.	370,968	0.1
24,100		Altra Holdings, Inc.	656,002	0.2
16,400		American Science & Engineering, Inc.	1,000,236	0.3
4,300		Applied Industrial Technologies, Inc.	193,500	0.1
9,901		Barnes Group, Inc.	286,436	0.1
6,000		Belden CDT, Inc.	309,900	0.1
16,278		Brady Corp.	545,801	0.2
16,200		Briggs & Stratton Corp.	401,760	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
30,700		CDI Corp.	$528,040	0.2
18,900		Celadon Group, Inc.	394,254	0.1
49,815		Corrections Corp. of America	1,946,272	0.6
24,700		Dynamic Materials Corp.	429,780	0.1
19,700	@	Edgen Group, Inc.	142,431	0.0
8,600		EMCOR Group, Inc.	364,554	0.1
8,000		Encore Wire Corp.	280,160	0.1
20,600	@	Erickson Air-Crane, Inc.	334,956	0.1
13,500		Freightcar America, Inc.	294,570	0.1
2,000		Gardner Denver, Inc.	150,220	0.0
8,700		Generac Holdings, Inc.	307,458	0.1
34,484		General Dynamics Corp.	2,431,467	0.8
4,800		Granite Construction, Inc.	152,832	0.1
167,534		Heartland Express, Inc.	2,234,903	0.7
4,300		IDEX Corp.	229,706	0.1
49,248		ITT Corp.	1,400,121	0.5
22,500	@	JetBlue Airways Corp.	155,250	0.1
9,200		Kaman Corp.	326,324	0.1
70,834		Kaydon Corp.	1,811,934	0.6
16,300		Kennametal, Inc.	636,352	0.2
25,700	@, L	Keyw Holding Corp.	414,541	0.1
27,000		Kforce, Inc.	441,990	0.1
26,200		Marten Transport Ltd.	527,406	0.2
18,800	@	Metalico, Inc.	30,456	0.0
3,300	@	Moog, Inc.	151,239	0.1
3,100		Mueller Industries, Inc.	165,199	0.1
1,300		National Presto Industries, Inc.	104,650	0.0
33,353		Northrop Grumman Corp.	2,339,713	0.8
7,400		Orbital Sciences Corp.	123,506	0.0
12,700		Pike Electric Corp.	180,721	0.1
11,900		Quanex Building Products Corp.	191,590	0.1
23,584		Raytheon Co.	1,386,503	0.5
197,962		Republic Services, Inc.	6,532,746	2.2
14,158		Rockwell Collins, Inc.	893,653	0.3
49,755		Koninklijke Philips Electronics NV	1,472,105	0.5
92,789		Southwest Airlines Co.	1,250,796	0.4
1,900		Teledyne Technologies, Inc.	149,036	0.0
90,937		Tyco International Ltd.	2,909,984	1.0
12,700	@	UTI Worldwide, Inc.	183,896	0.1
25,450		Waste Management, Inc.	997,894	0.3
8,400		Werner Enterprises, Inc.	202,776	0.1
36,433		Woodward Governor Co.	1,448,576	0.5
			42,208,121	14.0
		Information Technology: 8.1%
17,414		Analog Devices, Inc.	809,577	0.3
212,779		Applied Materials, Inc.	2,868,261	1.0
11,600		Bel Fuse, Inc.	181,076	0.1
28,500	@	Compuware Corp.	356,250	0.1
54,500		Cypress Semiconductor Corp.	601,135	0.2
25,400	@	Diodes, Inc.	532,892	0.2
12,900		DST Systems, Inc.	919,383	0.3
9,300		Faro Technologies, Inc.	403,527	0.1
20,400	@, L	Finisar Corp.	269,076	0.1
29,000		Flir Systems, Inc.	754,290	0.3
15,600		Global Payments, Inc.	774,696	0.3
26,200	@	Ingram Micro, Inc.	515,616	0.2
49,600		Intersil Corp.	432,016	0.1
21,600		Jabil Circuit, Inc.	399,168	0.1
13,546		KLA-Tencor Corp.	714,416	0.2
5,600		Littelfuse, Inc.	379,960	0.1
15,700	@	M/A-COM Technology Solutions Holdings, Inc.	252,299	0.1
14,400		Mentor Graphics Corp.	259,920	0.1
10,900		Methode Electronics, Inc.	140,392	0.0
22,164		Microchip Technology, Inc.	814,749	0.3
19,900		MKS Instruments, Inc.	541,280	0.2
29,114		Molex, Inc.	702,230	0.2
46,900	@	Nanometrics, Inc.	676,767	0.2
59,000		ON Semiconductor Corp.	488,520	0.2
3,800		Park Electrochemical Corp.	96,292	0.0
13,500	@	PTC, Inc.	344,115	0.1
29,600	@	QLogic Corp.	343,360	0.1
26,900	@	Riverbed Technolgoy, Inc.	401,079	0.1
18,632	@	Sandisk Corp.	1,024,760	0.3
1,824	@	Silver Spring Networks, Inc.	31,610	0.0
49,300	@	Spansion, Inc.	634,491	0.2
26,100	@	SYKES Enterprises, Inc.	416,556	0.1
35,079	@	TE Connectivity Ltd.	1,470,862	0.5
126,171	@	Teradyne, Inc.	2,046,494	0.7
38,900	@	TTM Technologies, Inc.	295,640	0.1
12,100	@	VeriFone Holdings, Inc.	250,228	0.1
78,000	@	Websense, Inc.	1,170,000	0.4
22,887		Western Digital Corp.	1,150,758	0.4
			24,463,741	8.1
		Materials: 4.9%
45,344		Bemis Co., Inc.	1,830,084	0.6
10,400	@	Boise Cascade Co.	352,976	0.1
4,900		Buckeye Technologies, Inc.	146,755	0.1
2,900		Carpenter Technology Corp.	142,941	0.0
28,100	@	Century Aluminum Co.	217,494	0.1
10,200	@	Clearwater Paper Corp.	537,438	0.2
15,600	@	Coeur d’Alene Mines Corp.	294,216	0.1
7,800		Compass Minerals International, Inc.	615,420	0.2
68,541	@	Graphic Packaging Holding Co.	513,372	0.2
7,500		Hawkins, Inc.	299,625	0.1
6,600		Haynes International, Inc.	364,980	0.1
7,600		Innophos Holdings, Inc.	414,656	0.1
26,300		Intrepid Potash, Inc.	493,388	0.2
1,200		Kaiser Aluminum Corp.	77,580	0.0
13,300		KapStone Paper and Packaging Corp.	369,740	0.1
6,600	@	Kraton Performance Polymers, Inc.	154,440	0.1
18,712	L	Kronos Worldwide, Inc.	292,843	0.1
5,800		Minerals Technologies, Inc.	240,758	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
		Materials (continued)
47,137		Newmont Mining Corp.		$1,974,569	0.7
19,264		Nucor Corp.		889,033	0.3
4,500	@	OM Group, Inc.		105,660	0.0
7,000		PH Glatfelter Co.		163,660	0.1
16,400		Schnitzer Steel Industries, Inc.		437,224	0.1
24,600		Sealed Air Corp.		593,106	0.2
6,000		Sensient Technologies Corp.		234,540	0.1
8,200		Silgan Holdings, Inc.		387,450	0.1
38,088		Sonoco Products Co.		1,332,699	0.4
11,500		Tredegar Corp.		338,560	0.1
51,600	@, L	Tronox Ltd. - CL A		1,022,196	0.3
				14,837,403	4.9
		Telecommunication Services: 1.5%
58,552		CenturyTel, Inc.		2,056,932	0.7
19,306		Rogers Communications, Inc. - Class B (Canadian Denominated Security)		986,158	0.3
63,205		TW Telecom, Inc.		1,592,134	0.5
				4,635,224	1.5
		Utilities: 7.7%
62,748		AGL Resources, Inc.		2,632,278	0.9
11,300		Artesian Resources Corp.		253,911	0.1
16,900		Avista Corp.		463,060	0.1
15,600		El Paso Electric Co.		524,940	0.2
73,484		Empire District Electric Co.		1,646,042	0.5
160,016		Great Plains Energy, Inc.		3,710,771	1.2
25,265		Idacorp, Inc.		1,219,541	0.4
4,800		Laclede Group, Inc.		204,960	0.1
25,274		Northeast Utilities		1,098,408	0.4
45,264		NV Energy, Inc.		906,638	0.3
67,383		Pacific Gas & Electric Co	.	3,000,565	1.0
47,814		Portland General Electric Co.		1,450,199	0.5
2,900		Southwest Gas Corp.		137,634	0.0
79,645		Westar Energy, Inc.		2,642,621	0.9
11,116		WGL Holdings, Inc.		490,216	0.1
12,711		Wisconsin Energy Corp.		545,175	0.2
83,914		Xcel Energy, Inc.		2,492,246	0.8
				23,419,205	7.7
		Total Common Stock
		(Cost $247,519,910)		284,962,605	94.4
EXCHANGE-TRADED FUNDS: 2.8%
19,100		iShares Russell 2000 Value Index Fund		1,600,771	0.5
123,439		iShares Russell Midcap Value Index Fund		7,036,023	2.3
		Total Exchange-Traded Funds
		(Cost $7,629,924)		8,636,794	2.8
PREFERRED STOCK: 0.8%
		Consumer Discretionary: 0.2%
13,100	@	Beazer Homes USA, Inc.		354,355	0.1
2,100	@, P	Callaway Golf Co.		209,475	0.1
				563,830	0.2
		Consumer Staples: 0.1%
204	@, P	Universal Corp.		255,561	0.1
		Financials: 0.5%
18,400	@	Aspen Insurance Holdings Ltd.		1,217,712	0.4
6,500	@, P	DuPont Fabros Technology, Inc.		175,045	0.0
4,236	@, P	Inland Real Estate Corp.		113,609	0.1
4,000	@, P	PS Business Parks, Inc.		105,600	0.0
				1,611,966	0.5
		Total Preferred Stock
		(Cost $2,021,241)		2,431,357	0.8
		Total Long-Term Investments
		(Cost $257,171,075)		296,030,756	98.0

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Securities Lending Collateral(cc)(1): 1.7%
261,130		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $261,135, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $266,353, due 05/31/14)		$261,130	0.1
1,240,437		Cantor Fitzgerald, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $1,240,471, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-5.997%, Market Value plus accrued interest $1,265,246, due 09/26/13-05/01/51)		1,240,437	0.4

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,240,437		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,240,464, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,265,246, due 03/31/13-03/15/53)	$1,240,437	0.4
1,240,437		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,240,464, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,265,246, due 04/25/13-01/01/47)	1,240,437	0.4
1,240,437		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,240,467, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,265,246, due 07/01/27-04/01/43)	1,240,437	0.4
			5,222,878	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
5,850,618		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,850,618)	$5,850,618	2.0
		Total Short-Term Investments
		(Cost $11,073,496)	11,073,496	3.7
		Total Investments in Securities (Cost $268,244,571)	$307,104,252	101.7
		Liabilities in Excess of Other Assets	(5,151,665)	(1.7)
		Net Assets	$301,952,587	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $273,085,556.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$41,823,201
		Gross Unrealized Depreciation	(7,804,505)
		Net Unrealized Appreciation	$34,018,696

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$30,764,949	$—	$—	$30,764,949
Consumer Staples	14,692,447	—	—	14,692,447
Energy	22,264,158	—	—	22,264,158
Financials	76,976,163	—	—	76,976,163
Health Care	30,701,194	—	—	30,701,194
Industrials	40,736,016	1,472,105	—	42,208,121
Information Technology	24,463,741	—	—	24,463,741
Materials	14,837,403	—	—	14,837,403
Telecommunication Services	4,635,224	—	—	4,635,224
Utilities	23,419,205	—	—	23,419,205
Total Common Stock	283,490,500	1,472,105	—	284,962,605
Exchange-Traded Funds	8,636,794	—	—	8,636,794
Preferred Stock	573,564	1,857,793	—	2,431,357
Short-Term Investments	5,850,618	5,222,878	—	11,073,496
Total Investments, at fair value	$298,551,476	$8,552,776	$—	$307,104,252
Other Financial Instruments+
Forward Foreign Currency Contracts	—	6,436	—	6,436
Total Assets	$298,551,476	$8,559,212	$—	$307,110,688
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(30,360)	$—	$(30,360)
Total Liabilities	$—	$(30,360)	$—	$(30,360)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	Swiss Franc	25,428	Sell	04/30/13	$26,671	$26,795	$(124)
Credit Suisse Group AG	Swiss Franc	1,052,412	Sell	04/30/13	1,109,297	1,109,012	285
UBS Warburg LLC	Canadian Dollar	4,819,614	Sell	04/30/13	4,711,347	4,741,583	(30,236)
UBS Warburg LLC	EU Euro	989,627	Sell	04/30/13	1,274,937	1,268,786	6,151
							$(23,924)

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.5%

		Consumer Discretionary: 24.1%
525,000		Ameristar Casinos, Inc.	$13,770,750	1.5
21,869	@	Bright Horizons Family Solutions, Inc.	738,954	0.1
590,000		Choice Hotels International, Inc.	24,962,900	2.7
200,000		Cia Hering	3,577,879	0.4
320,000		DeVry, Inc.	10,160,000	1.1
550,000		Dick’s Sporting Goods, Inc.	26,015,000	2.9
253,435		Interval Leisure Group, Inc.	5,509,677	0.6
1,125,000		LKQ Corp.	24,480,000	2.7
139,500		Lumber Liquidators	9,795,690	1.1
325,328	@	Manchester United Plc.-Cl A	5,449,244	0.6
20,000	@	Marriott Vacations Worldwide Corp.	858,200	0.1
163,000		Morningstar, Inc.	11,396,960	1.2
70,000	@	Panera Bread Co.	11,566,800	1.3
400,380	@	Penn National Gaming, Inc.	21,792,683	2.4
194,783	@	Pinnacle Entertainment, Inc.	2,847,727	0.3
343,043		Under Armour, Inc.	17,563,802	1.9
475,000		Vail Resorts, Inc.	29,602,000	3.2
			220,088,266	24.1
		Consumer Staples: 5.2%
63,294	@	Boston Beer Co., Inc.	10,104,254	1.1
203,500		Church & Dwight Co., Inc.	13,152,205	1.4
185,000	@	TreeHouse Foods, Inc.	12,052,750	1.3
254,927	@	United Natural Foods, Inc.	12,542,409	1.4
			47,851,618	5.2
		Energy: 7.0%
65,000		CARBO Ceramics, Inc.	5,919,550	0.6
254,000	@	Ceres, Inc.	883,920	0.1
97,000	@	Core Laboratories NV	13,378,240	1.5
100,000	@	Denbury Resources, Inc.	1,865,000	0.2
22,243	@	Era Group, Inc.	467,103	0.0
140,000		Helmerich & Payne, Inc.	8,498,000	0.9
17,783		MPLX L.P.	665,974	0.1
100,000		SEACOR Holdings, Inc.	7,368,000	0.8
55,000		SM Energy Co.	3,257,100	0.4
225,000		Susser Petroleum Partners L.P.	7,312,500	0.8
212,944		Targa Resources Corp.	14,471,674	1.6
			64,087,061	7.0
		Financials: 14.2%
21,500		Alexander’s, Inc.	7,088,335	0.8
100,000		Alexandria Real Estate Equities, Inc.	7,098,000	0.8
115,000		American Assets Trust, Inc.	3,681,150	0.4
85,000		American Campus Communities, Inc.	3,853,900	0.4
195,000	@	Arch Capital Group Ltd.	10,251,150	1.1
272,255	@	Artisan Partners Asset Management, Inc.	10,740,460	1.2
216,448		Carlyle Group L.P.	6,547,552	0.7
375,000		Cohen & Steers, Inc.	13,526,250	1.5
490,500		Douglas Emmett, Inc.	12,228,165	1.4
160,000		Eaton Vance Corp.	6,692,800	0.7
125,000		Financial Engines, Inc.	4,527,500	0.5
145,500		LaSalle Hotel Properties	3,692,790	0.4
73,656		Leucadia National Corp.	2,020,384	0.2
238,978		Manning & Napier, Inc.	3,952,696	0.4
420,000	@	MSCI, Inc. - Class A	14,250,600	1.6
160,000		Oaktree Capital Group, LLC	8,163,200	0.9
336,933		Primerica, Inc.	11,044,664	1.2
			129,359,596	14.2
		Health Care: 8.3%
70,000	@	Brookdale Senior Living, Inc.	1,951,600	0.2
323,000	@	CFR Pharmaceuticals SA	8,318,930	0.9
490,000		Community Health Systems, Inc.	23,221,100	2.6
65,000	@	Edwards Lifesciences Corp.	5,340,400	0.6
122,200	@	Idexx Laboratories, Inc.	11,290,058	1.2
73,000		Mettler Toledo International, Inc.	15,565,060	1.7
60,275	@	Myriad Genetics, Inc.	1,530,985	0.2
20,000	@	Neogen Corp.	991,400	0.1
105,000		Techne Corp.	7,124,250	0.8
			75,333,783	8.3
		Industrials: 17.5%
350,000		Air Lease Corp.	10,262,000	1.1
316,225	@	Colfax Corp.	14,717,111	1.6
534,000	@	Copart, Inc.	18,305,520	2.0
157,000	@	CoStar Group, Inc.	17,185,220	1.9
497,967		Generac Holdings, Inc.	17,598,154	1.9
350,000	@	Genesee & Wyoming, Inc.	32,588,500	3.6
60,000		Landstar System, Inc.	3,425,400	0.4
106,000	@	Middleby Corp.	16,127,900	1.8
250,000	@	Mistras Group, Inc.	6,052,500	0.7
105,000		MSC Industrial Direct Co.	9,006,900	1.0
76,607	@	Rexnord Corp.	1,626,367	0.2
67,205	@	Seaspan Corp.	1,347,460	0.1
125,000	@	Tetra Tech, Inc.	3,811,250	0.4
50,000		Valmont Industries, Inc.	7,863,500	0.8
			159,917,782	17.5
		Information Technology: 16.5%
250,450	@	Advent Software, Inc.	7,005,087	0.8
250,000	@	Ansys, Inc.	20,355,000	2.2
865,000		Booz Allen Hamilton Holding Corp.	11,625,600	1.3
117,000	@	Concur Technologies, Inc.	8,033,220	0.9
85,000	@	Cymer, Inc.	8,168,500	0.9
85,000		Factset Research Systems, Inc.	7,871,000	0.9
405,300	@	Gartner, Inc.	22,052,373	2.4

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Information Technology (continued)
160,000	@	Guidewire Software, Inc.	$6,150,400	0.7
100,000	@	LivePerson, Inc.	1,358,000	0.1
200,000		MAXIMUS, Inc.	15,994,000	1.8
260,000		Pegasystems, Inc.	7,300,800	0.8
415,000	@	RealPage, Inc.	8,594,650	0.9
385,000	@	SS&C Technologies Holdings, Inc.	11,542,300	1.3
497,500		Totvs S.A.	10,222,046	1.1
70,784	@	Zillow, Inc.	3,869,761	0.4
			150,142,737	16.5
		Materials: 0.3%
71,824	@	Caesar Stone Sdot Yam Ltd.	1,896,153	0.2
45,238		Intrepid Potash, Inc.	848,665	0.1
			2,744,818	0.3
		Telecommunication Services: 0.8%
96,000	@	SBA Communications Corp.	6,913,920	0.8

		Utilities: 1.6%
160,000		ITC Holdings Corp.	14,281,600	1.6

		Total Common Stock
		(Cost $475,366,009)	870,721,181	95.5

SHORT-TERM INVESTMENTS: 4.5%

		Mutual Funds: 4.5%
41,153,048		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $41,153,048)	41,153,048	4.5
		Total Short-Term Investments
		(Cost $41,153,048)	41,153,048	4.5
		Total Investments in Securities (Cost $516,519,057)	$911,874,229	100.0
		Assets in Excess of Other Liabilities	171,507	—
		Net Assets	$912,045,736	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $516,475,179.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$402,559,678
		Gross Unrealized Depreciation	(7,160,628)
		Net Unrealized Appreciation	$395,399,050

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$870,721,181	$—	$—	$870,721,181
Short-Term Investments	41,153,048	—	—	41,153,048
Total Investments, at fair value	$911,874,229	$—	$—	$911,874,229

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.0%

		Consumer Discretionary: 7.7%
49,000	@	Helen of Troy Ltd.	$1,879,640	1.0
48,000		KB Home	1,044,960	0.6
65,000	@	Krispy Kreme Doughnuts, Inc.	938,600	0.5
105,000		OfficeMax, Inc.	1,219,050	0.7
48,000		Pier 1 Imports, Inc.	1,104,000	0.6
77,000		Sonic Automotive, Inc.	1,706,320	1.0
130,000	@	Sonic Corp.	1,674,400	0.9
97,000	@	Standard-Pacific Corp.	838,080	0.5
39,000	@	Tenneco, Inc.	1,533,090	0.9
103,662	@	Tower International, Inc.	1,451,268	0.8
74,309	@	Zale Corp.	292,034	0.2
			13,681,442	7.7
		Consumer Staples: 2.3%
71,000	@	Dole Food Co., Inc.	773,900	0.4
39,000		Harris Teeter Supermarkets, Inc.	1,665,690	1.0
36,000		Nu Skin Enterprises, Inc.	1,591,200	0.9
			4,030,790	2.3
		Energy: 6.5%
32,000		Delek US Holdings, Inc.	1,262,720	0.7
32,000	@	Gulfport Energy Corp.	1,466,560	0.8
66,000	@	Helix Energy Solutions Group, Inc.	1,510,080	0.9
240,000	@	Hercules Offshore, Inc.	1,780,800	1.0
40,000	@	Hornbeck Offshore Services, Inc.	1,858,400	1.0
160,000	@	Midstates Petroleum Co., Inc.	1,368,000	0.8
25,000	@	PDC Energy, Inc.	1,239,250	0.7
78,000	@	Tesco Corp.	1,044,420	0.6
			11,530,230	6.5
		Financials: 35.0%
66,000		American Assets Trust, Inc.	2,112,660	1.2
110,000		American Equity Investment Life Holding Co.	1,637,900	0.9
59,500		Amerisafe, Inc.	2,114,630	1.2
54,000		Amtrust Financial Services, Inc.	1,871,100	1.0
88,372		Apollo Investment Corp.	738,790	0.4
33,000	@	Argo Group International Holdings Ltd.	1,365,540	0.8
117,000		Brandywine Realty Trust	1,737,450	1.0
160,000		CNO Financial Group, Inc.	1,832,000	1.0
63,000		Community Bank System, Inc.	1,866,690	1.0
114,000		CubeSmart	1,801,200	1.0
110,000		EverBank Financial Corp.	1,694,000	1.0
125,000		First Industrial Realty Trust, Inc.	2,141,250	1.2
60,000		Flushing Financial Corp.	1,016,400	0.6
75,000		FNB Corp.	907,500	0.5
50,688		Geo Group, Inc.	1,906,883	1.1
32,000		Highwoods Properties, Inc.	1,266,240	0.7
53,000		Independent Bank Corp.	1,727,270	1.0
35,500		Kilroy Realty Corp.	1,860,200	1.0
43,000		LaSalle Hotel Properties	1,091,340	0.6
89,333		Medley Capital Corp.	1,415,928	0.8
110,000		MFA Mortgage Investments, Inc.	1,025,200	0.6
170,000	@	MGIC Investment Corp.	841,500	0.5
86,000	@	National Financial Partners Corp.	1,928,980	1.1
37,000	@	Ocwen Financial Corp.	1,403,040	0.8
40,000		Omega Healthcare Investors, Inc.	1,214,400	0.7
87,000		Oritani Financial Corp.	1,347,630	0.8
50,000		Pennymac Mortgage Investment Trust	1,294,500	0.7
33,000	@	Platinum Underwriters Holdings Ltd.	1,841,730	1.0
68,000		PrivateBancorp, Inc.	1,285,880	0.7
37,000		Prosperity Bancshares, Inc.	1,753,430	1.0
166,000		Radian Group, Inc.	1,777,860	1.0
75,000		Renasant Corp.	1,678,500	0.9
62,893		Sandy Spring Bancorp, Inc.	1,264,149	0.7
185,187		Sterling Bancorp.	1,881,500	1.1
136,233		Susquehanna Bancshares, Inc.	1,693,376	0.9
126,000		Symetra Financial Corp.	1,689,660	0.9
23,800	@	Texas Capital Bancshares, Inc.	962,710	0.5
136,000		Umpqua Holdings Corp.	1,803,360	1.0
26,500	@	Walter Investment Management Corp.	987,125	0.6
110,000	@	Western Alliance Bancorp.	1,522,400	0.9
29,900		Wintrust Financial Corp.	1,107,496	0.6
			62,409,397	35.0
		Health Care: 7.8%
53,000		Conmed Corp.	1,805,180	1.0
25,000	@	ICU Medical, Inc.	1,473,750	0.8
125,000	@	Kindred Healthcare, Inc.	1,316,250	0.7
56,000	@	LHC Group, Inc.	1,203,440	0.7
65,000	@	MedAssets, Inc.	1,251,250	0.7
190,000		Stewart Enterprises, Inc.	1,765,100	1.0
120,000	@	Symmetry Medical, Inc.	1,374,000	0.8
56,000		Vanguard Health Systems, Inc.	832,720	0.4
60,000	@	VCA Antech, Inc.	1,409,400	0.8
27,000		WellCare Health Plans, Inc.	1,564,920	0.9
			13,996,010	7.8
		Industrials: 14.7%
27,000	@	Alaska Air Group, Inc.	1,726,920	1.0
28,000	@	Beacon Roofing Supply, Inc.	1,082,480	0.6
225,000	@	Cenveo, Inc.	483,750	0.3

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Industrials (continued)
46,000		Deluxe Corp.	$1,904,400	1.1
35,000		EMCOR Group, Inc.	1,483,650	0.8
40,559		Houston Wire & Cable Co.	525,239	0.3
52,000	@	Mastec, Inc.	1,515,800	0.9
142,000	@	Navigant Consulting, Inc.	1,865,880	1.0
65,000		Steelcase, Inc.	957,450	0.5
115,000	@	Swift Transporation Co.	1,630,700	0.9
31,000	@	Textainer Group Holdings Ltd.	1,226,050	0.7
42,000	@	Titan Machinery, Inc.	1,165,500	0.7
93,500	@	TMS International Corp.	1,234,200	0.7
45,000		Trinity Industries, Inc.	2,039,850	1.1
29,000		United Rentals, Inc.	1,594,130	0.9
50,000		United Stationers, Inc.	1,932,500	1.1
50,000	@	USG Corp.	1,322,000	0.7
150,000	@	Wabash National Corp.	1,524,000	0.9
40,000		Werner Enterprises, Inc.	965,600	0.5
			26,180,099	14.7
		Information Technology: 11.9%
17,500		Anixter International, Inc.	1,223,600	0.7
25,000	@	BroadSoft, Inc.	661,750	0.4
61,700	@	Calix, Inc.	502,855	0.3
71,000	@	Ciena Corp.	1,136,710	0.6
23,000	@	Cirrus Logic, Inc.	523,250	0.3
83,000	@	Envivio, Inc.	141,100	0.1
96,000		EPIQ Systems, Inc.	1,346,880	0.7
90,000		Fairchild Semiconductor International, Inc.	1,272,600	0.7
161,329	@	Global Cash Access, Inc.	1,137,370	0.6
70,000	@	Integrated Silicon Solution, Inc.	641,900	0.4
115,000		IXYS Corp.	1,102,850	0.6
136,000	@	Kulicke & Soffa Industries, Inc.	1,572,160	0.9
51,000		Lender Processing Services, Inc.	1,298,460	0.7
105,000		Mentor Graphics Corp.	1,895,250	1.1
100,000		Micrel, Inc.	1,051,000	0.6
27,000	@	NeuStar, Inc.	1,256,310	0.7
35,000	@	Perficient, Inc.	408,100	0.2
31,000	@	Rofin-Sinar Technologies, Inc.	839,790	0.5
16,500	@	Rogers Corp.	785,730	0.4
60,000	@	Rudolph Technologies, Inc.	706,800	0.4
112,000	@	Saba Software, Inc.	890,400	0.5
38,200	@	Unisys Corp.	869,050	0.5
			21,263,915	11.9
		Materials: 6.7%
45,000	@	Boise Cascade Co.	1,527,300	0.9
168,000		Boise, Inc.	1,454,880	0.8
34,000	@	Clearwater Paper Corp.	1,791,460	1.0
48,000		KapStone Paper and Packaging Corp.	1,334,400	0.8
53,000		Neenah Paper, Inc.	1,630,280	0.9
48,000	@	OM Group, Inc.	1,127,040	0.6
42,000		Schweitzer-Mauduit International, Inc.	1,626,660	0.9
45,000		Worthington Industries	1,394,100	0.8
			11,886,120	6.7
		Utilities: 4.4%
77,000		Avista Corp.	2,109,800	1.2
34,500		New Jersey Resources Corp.	1,547,325	0.9
27,000		South Jersey Industries, Inc.	1,500,930	0.8
18,200		Southwest Gas Corp.	863,772	0.5
45,000		UIL Holdings Corp.	1,781,550	1.0
			7,803,377	4.4
		Total Common Stock
		(Cost $132,757,668)	172,781,380	97.0

SHORT-TERM INVESTMENTS: 3.4%

		Mutual Funds: 3.4%
6,011,410		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,011,410)	6,011,410	3.4

		Total Short-Term Investments
		(Cost $6,011,410)	6,011,410	3.4

		Total Investments in Securities (Cost $138,769,078)	$178,792,790	100.4
		Liabilities in Excess of Other Assets	(783,619)	(0.4)
		Net Assets	$178,009,171	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $140,074,615.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$43,440,979
		Gross Unrealized Depreciation	(4,722,804)
		Net Unrealized Appreciation	$38,718,175

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$172,781,380	$—	$—	$172,781,380
Short-Term Investments	6,011,410	—	—	6,011,410
Total Investments, at fair value	$178,792,790	$—	$—	$178,792,790

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 76.3%

		Consumer Discretionary: 7.4%
178,567	@	Bed Bath & Beyond, Inc.	$11,503,286	2.8
94,909	@	Carmax, Inc.	3,957,705	1.0
9,930		Cie Financiere Richemont SA	781,806	0.2
123,650	@	Groupon, Inc.	756,738	0.2
21,190		Grupo Televisa SAB ADR	563,866	0.1
22,620		Harley-Davidson, Inc.	1,205,646	0.3
16,400		Hunter Douglas NV	653,615	0.2
95,770	@	Liberty Media Corp. - Interactive	2,047,563	0.5
6,443	@	Liberty Ventures	486,962	0.1
4,250	@	NetFlix, Inc.	804,992	0.2
18,890		Tiffany & Co.	1,313,611	0.3
104,150		Walt Disney Co.	5,915,720	1.5
			29,991,510	7.4
		Consumer Staples: 10.0%
123,220		Coca-Cola Co.	4,983,017	1.2
83,035		Costco Wholesale Corp.	8,810,844	2.2
305,057		CVS Caremark Corp.	16,775,084	4.1
25,640		Diageo PLC ADR	3,226,538	0.8
40,520		Heineken Holding NV	2,599,956	0.6
9,360		Nestle S.A.	677,426	0.2
26,052		Philip Morris International, Inc.	2,415,281	0.6
36,690		Sysco Corp.	1,290,387	0.3
			40,778,533	10.0
		Energy: 5.5%
273,120		Canadian Natural Resources Ltd.	8,775,346	2.1
32,950		Devon Energy Corp.	1,859,039	0.4
19,190		EOG Resources, Inc.	2,457,663	0.6
65,660		Occidental Petroleum Corp.	5,145,774	1.3
32,390		Schlumberger Ltd.	2,425,687	0.6
37,676	@	Transocean Ltd.	1,957,645	0.5
			22,621,154	5.5
		Financials: 30.8%
38,350	@	ACE Ltd.	3,412,000	0.8
12,035	@	Alleghany Corp.	4,764,897	1.2
271,290		American Express Co.	18,301,223	4.5
17,840		Ameriprise Financial, Inc.	1,313,916	0.3
734,830		Bank of New York Mellon Corp.	20,567,892	5.1
105	@	Berkshire Hathaway, Inc. - Class A	16,409,400	4.0
63,458	@	Brookfield Asset Management, Inc. - Class A	2,315,583	0.6
168,200		Charles Schwab Corp.	2,975,458	0.7
13,590		CME Group, Inc.	834,290	0.2
17,125		Everest Re Group Ltd.	2,223,853	0.5
2,340		Fairfax Financial Holdings Ltd.	913,702	0.2
6,480		Fairfax Financial Holdings Ltd.	2,534,587	0.6
9,180		Goldman Sachs Group, Inc.	1,350,837	0.3
650,800		Hang Lung Group Ltd.	3,666,628	0.9
65,570		JPMorgan Chase & Co.	3,111,952	0.8
126,059		Julius Baer Group Ltd.	4,912,839	1.2
210,819		Loews Corp.	9,290,793	2.3
1,335	@	Markel Corp.	672,173	0.2
363,390		Progressive Corp.	9,182,865	2.3
454,567		Wells Fargo & Co.	16,814,433	4.1
			125,569,321	30.8
		Health Care: 3.4%
26,658		Agilent Technologies, Inc.	1,118,836	0.3
127,330	@	Express Scripts Holding Co.	7,340,575	1.8
25,350	@	Laboratory Corp. of America Holdings	2,286,570	0.6
52,220		UnitedHealth Group, Inc.	2,987,506	0.7
			13,733,487	3.4
		Industrials: 4.3%
1,667,372		China Merchants Holdings International Co., Ltd.	5,491,681	1.3
28,580		Emerson Electric Co.	1,596,765	0.4
73,379		Iron Mountain, Inc.	2,664,391	0.7
31,817		Kuehne & Nagel International AG	3,473,709	0.9
75,650		Paccar, Inc.	3,824,864	0.9
5,870		Schneider Electric S.A.	429,263	0.1
			17,480,673	4.3
		Information Technology: 8.5%
176,952		Activision Blizzard, Inc.	2,578,191	0.6
20,739		Google, Inc. - Class A	16,467,388	4.1
56,200		Hewlett-Packard Co.	1,339,808	0.3
6,040		International Business Machines Corp.	1,288,332	0.3
41,620		Intel Corp.	909,397	0.2
88,550		Microsoft Corp.	2,533,415	0.6
105,090		Oracle Corp.	3,398,611	0.9
91,420		Texas Instruments, Inc.	3,243,582	0.8
16,180		Visa, Inc.	2,748,011	0.7
			34,506,735	8.5
		Materials: 6.2%
45,910		Air Products & Chemicals, Inc.	3,999,679	1.0
57,920		BHP Billiton PLC	1,686,738	0.4
44,960		Ecolab, Inc.	3,604,893	0.9
98,787	@, X	Emerald Plantation Holdings Ltd.	45,936	0.0
10,280		Martin Marietta Materials, Inc.	1,048,765	0.2
78,120		Monsanto Co.	8,251,816	2.0
60,575		Potash Corp. of Saskatchewan	2,377,569	0.6
24,360		Praxair, Inc.	2,717,114	0.7
37,282		Rio Tinto PLC	1,756,008	0.4
			25,488,518	6.2

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Telecommunication Services: 0.2%
33,560		America Movil S.A.B de CV ADR	$703,417	0.2

		Total Common Stock
		(Cost $232,934,216)	310,873,348	76.3

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.0%

		Materials: 0.0%
106,797		Emerald Plantation Holdings Ltd., 6.000%, 01/30/20	$77,962	0.0
649,000	X	SINO Forest Corp	—	—

		Total Corporate Bonds/Notes
		(Cost $96,217)	77,962	0.0

		Total Long-Term Investments
		(Cost $233,030,433)	310,951,310	76.3

SHORT-TERM INVESTMENTS: 16.3%

		Commercial Paper: 16.3%
66,586,000		BANK NOVA SCOTIA 04/01/13, 04/01/13
		(Cost $66,586,000)	66,585,852	16.3

		Total Short-Term Investments
		(Cost $66,586,000)	66,585,852	16.3

		Total Investments in Securities (Cost $299,616,433)	$377,537,162	92.6
		Assets in Excess of Other Liabilities	30,106,371	7.4
		Net Assets	$407,643,533	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Cost for federal income tax purposes is $301,758,116.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$81,928,986
		Gross Unrealized Depreciation	(6,149,940)
		Net Unrealized Appreciation	$75,779,046

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$28,556,089	$1,435,421	$—	$29,991,510
Consumer Staples	37,501,151	3,277,382	—	40,778,533
Energy	22,621,154	—	—	22,621,154
Financials	116,989,854	8,579,467	—	125,569,321
Health Care	13,733,487	—	—	13,733,487
Industrials	8,086,020	9,394,653	—	17,480,673
Information Technology	34,506,735	—	—	34,506,735
Materials	22,045,772	3,442,746	—	25,488,518
Telecommunication Services	703,417	—	—	703,417
Total Common Stock	284,743,679	26,129,669	—	310,873,348
Corporate Bonds/Notes	—	77,962	—	77,962
Short-Term Investments	—	66,585,852	—	66,585,852
Total Investments, at fair value	$284,743,679	$92,793,483	$—	$377,537,162

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

Master Fund: 100.0%

11,765,768	Fidelity VIP Contrafund Portfolio	$332,147,627	100.0

	Total Investments in Master Fund
	(Cost $248,775,333)	$332,147,627	100.0
	Liabilities in Excess of Other Assets	(131,650)	—
	Net Assets	$332,015,977	100.0

	Cost for federal income tax purposes is $304,238,853.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$27,908,774
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$27,908,774

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Master Fund	$332,147,627	$—	$—	$332,147,627
Total Investments, at fair value	$332,147,627	$—	$—	$332,147,627

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 100.0%
862,646	Fidelity VIP Equity-Income Portfolio	$18,710,797	100.0
	Total Investments in Master Fund
	(Cost $14,803,491)	$18,710,797	100.0
	Liabilities in Excess of Other Assets	(7,834)	—
	Net Assets	$18,702,963	100.0

	Cost for federal income tax purposes is $21,169,109.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(2,458,312)
	Net Unrealized Depreciation	$(2,458,312)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Master Fund	$18,710,797	$—	$—	$18,710,797
Total Investments, at fair value	$18,710,797	$—	$—	$18,710,797

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
1,305,024	Fidelity VIP Mid Cap Portfolio	$42,896,138	99.9
	Total Investments in Master Fund
	(Cost $34,169,339)	$42,896,138	99.9
	Assets in Excess of Other Liabilities	23,549	0.1
	Net Assets	$42,919,687	100.0

	Cost for federal income tax purposes is $41,549,307.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,346,831
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$1,346,831

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Master Fund	$42,896,138	$—	$—	$42,896,138
Total Investments, at fair value	$42,896,138	$—	$—	$42,896,138

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.6%
			Brazil: 0.3%
BRL	1,700,000	#	Banco Votorantim SA, 6.250%, 05/16/16	$1,004,058	0.3
			Canada: 0.1%
402,000			Goldcorp, Inc., 3.700%, 03/15/23	404,832	0.1
			Cayman Islands: 0.3%
470,000		#	Sable International Finance Ltd., 8.750%, 02/01/20	533,450	0.1
585,000			Seagate HDD Cayman, 6.875%, 05/01/20	631,800	0.2
				1,165,250	0.3
			Colombia: 0.4%
1,372,000		#	Pacific Rubiales Energy Corp., 5.125%, 03/28/23	1,391,208	0.4
			Mexico: 0.2%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	782,726	0.2
MXN	1,007,437	±	Banco Invex S.A., 03/13/34	53,230	0.0
MXN	319,399		JPMorgan Hipotecaria su Casita, 09/25/35	39,568	0.0
				875,524	0.2
			Netherlands: 0.3%
200,000		#	Carlson Wagonlit BV, 6.875%, 06/15/19	209,500	0.1
840,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	943,144	0.2
				1,152,644	0.3
			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	131,745	0.0
			Switzerland: 0.2%
560,000			UBS AG/Stamford CT, 7.625%, 08/17/22	627,230	0.2
			Thailand: 0.0%
200,000		#	Thai Oil PCL, 3.625%, 01/23/23	202,225	0.0
			United Kingdom: 1.0%
520,000		#	Barclays Bank PLC, 6.050%, 12/04/17	582,223	0.1
200,000		#	Ineos Finance PLC, 8.375%, 02/15/19	222,000	0.0
6,845		&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	7,273	0.0
260,000			Intelsat Jackson Holdings SA, 7.250%, 10/15/20	286,650	0.1
275,000			Intelsat Jackson Holdings SA, 7.500%, 04/01/21	307,312	0.1
463,000		#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	520,254	0.1
603,000			Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	626,373	0.2
443,000		#	Standard Chartered PLC, 3.950%, 01/11/23	442,409	0.1
675,000			Vodafone Group PLC, 4.375%, 02/19/43	647,895	0.2
402,000			Vodafone Group PLC, 1.500%, 02/19/18	401,621	0.1
				4,044,010	1.0
			United States: 14.8%
36,000			ABI Escrow Corp., 10.250%, 10/15/18	41,490	0.0
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
225,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
270,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
260,000		±, X	Abitibi-Consolidated Escrow, 7.750%, 06/15/11	—	—
705,000			AES Corp., 7.375%, 07/01/21	821,325	0.2
823,000			American International Group, Inc., 6.400%, 12/15/20	1,021,422	0.3
400,000			Alpha Natural Resources, Inc., 6.250%, 06/01/21	362,000	0.1
973,000			Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	982,528	0.2
2,203,000			AT&T, Inc., 2.500%, 08/15/15	2,289,507	0.6
905,000			Bank of America Corp., 5.625%, 07/01/20	1,058,286	0.3
618,000			Bank of America Corp., 5.700%, 01/24/22	725,634	0.2
382,000			Bankrate, Inc., 11.750%, 07/15/15	413,515	0.1
185,000			BE Aerospace, Inc., 6.875%, 10/01/20	205,581	0.0
717,000			Berkshire Hathaway, Inc., 4.500%, 02/11/43	727,140	0.2
370,000		±, X	Bowater Pulp and Paper, 10.600%, 01/15/11	—	—
875,000		±, X	Bowater, Inc. Escrow, 6.500%, 01/15/11	—	—
600,000			Case New Holland, Inc., 7.875%, 12/01/17	705,000	0.2
867		&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	867	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
200,000			Chesapeake Energy Corp., 6.625%, 08/15/20	$219,500	0.1
180,000		#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	186,300	0.0
800,000			Citigroup, Inc., 4.050%, 07/30/22	828,599	0.2
735,000			Citigroup, Inc., 6.010%, 01/15/15	796,218	0.2
1,015,000			Comcast Corp., 5.700%, 05/15/18	1,222,524	0.3
627,000			CVS Caremark Corp., 6.125%, 09/15/39	778,663	0.2
1,233,000			Devon Energy Corp., 5.600%, 07/15/41	1,354,378	0.3
783,000			DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	760,726	0.2
446,000			DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	473,990	0.1
887,000			Discover Bank/Greenwood DE, 7.000%, 04/15/20	1,106,313	0.3
768,000			eBay, Inc., 2.600%, 07/15/22	769,561	0.2
1,276,000			Entergy Corp., 5.125%, 09/15/20	1,404,332	0.4
835,000			Ferro Corp., 7.875%, 08/15/18	874,662	0.2
959,000			First Horizon National Corp., 5.375%, 12/15/15	1,043,867	0.3
532,000			FirstEnergy Corp., 4.250%, 03/15/23	539,532	0.1
1,186,000			FirstEnergy Solutions Corp., 4.800%, 02/15/15	1,278,987	0.3
532,000		#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	534,997	0.1
478,000			General Dynamics Corp., 2.250%, 11/15/22	460,867	0.1
1,342,000			General Electric Capital Corp., 6.750%, 03/15/32	1,715,402	0.4
874,000			General Electric Co., 2.700%, 10/09/22	876,554	0.2
930,000			Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,056,207	0.3
715,000			Goodyear Tire & Rubber Co., 8.250%, 08/15/20	794,544	0.2
725,000		X	Greektown, LLC Escrow	—	—
605,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	777,211	0.2
710,000			HCA, Inc., 6.375%, 01/15/15	762,362	0.2
740,000			HCA, Inc., 7.250%, 09/15/20	820,475	0.2
587,000			HCP, Inc., 2.625%, 02/01/20	591,958	0.1
1,050,000		L	Hewlett-Packard Co., 2.600%, 09/15/17	1,059,691	0.3
572,000			HSBC USA, Inc., 5.000%, 09/27/20	639,025	0.2
670,000		#	Hyatt Hotels Corp., 6.875%, 08/15/19	799,283	0.2
1,165,000			Indiana Michigan Power, 7.000%, 03/15/19	1,470,059	0.4
821,000			Intel Corp., 4.250%, 12/15/42	806,798	0.2
375,000			International Lease Finance Corp., 5.875%, 05/01/13	376,477	0.1
810,000		X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000		X	Jefferson Smurfit Escrow, 06/01/13	—	—
1,087,000			JPMorgan Chase & Co., 5.875%, 06/13/16	1,231,268	0.3
78		#	Kern River Funding Corp., 4.893%, 04/30/18	86	0.0
821,000			Kraft Foods, Inc., 6.500%, 08/11/17	992,663	0.3
442,000			Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	406,183	0.1
GBP	1,688,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	2,583,153	0.7
575,000		L	Mediacom, LLC, 7.250%, 02/15/22	635,375	0.2
607,000			MetLife, Inc., 3.048%, 12/15/22	611,441	0.2
788,000			Morgan Stanley, 3.750%, 02/25/23	798,729	0.2
240,000			MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	259,200	0.1
765,000			News America, Inc., 4.500%, 02/15/21	864,588	0.2
740,000			Plains Exploration & Production Co., 7.625%, 04/01/20	838,050	0.2
495,000			PNC Financial Services Group, Inc., 2.854%, 11/09/22	491,660	0.1
97,493		&	Radio One, Inc., 12.500%, 05/24/16	98,712	0.0
255,000		#	Sealed Air Corp., 8.375%, 09/15/21	293,250	0.1
430,000			SLM Corp., 8.000%, 03/25/20	500,413	0.1
195,000		L	Smithfield Foods, Inc., 7.750%, 07/01/17	226,931	0.1
475,000		X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
1,342,000			St. Jude Medical, Inc., 2.500%, 01/15/16	1,393,125	0.4
245,000		X	Stone Webster Escrow, 07/01/12	—	—

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
202,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	$223,715	0.1
445,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	482,797	0.1
6,000		Thermon Industries, Inc., 9.500%, 05/01/17	6,690	0.0
1,373,000		Time Warner, Inc., 5.875%, 11/15/40	1,471,312	0.4
1,056,000		Time Warner, Inc., 6.500%, 11/15/36	1,278,371	0.3
680,000	#	Turlock Corp., 4.150%, 11/02/42	667,024	0.2
325,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	551,713	0.1
765,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	769,331	0.2
776,000		Verizon Communications, Inc., 2.450%, 11/01/22	736,018	0.2
634,000		Walgreen Co., 3.100%, 09/15/22	629,114	0.2
564,000		WellPoint, Inc., 3.300%, 01/15/23	573,144	0.1
638,000		Wells Fargo & Co., 3.676%, 06/15/16	690,465	0.2
740,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	820,475	0.2
			57,659,353	14.8
		Total Corporate Bonds/Notes
		(Cost $65,818,843)	68,658,079	17.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.6%
		United States: 8.6%
860,000		Banc of America Commercial Mortgage Trust 2007-3, 5.623%, 06/10/49	849,847	0.2
1,110,861		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	1,119,491	0.3
2,033,827		Banc of America Funding Corp., 5.500%, 02/25/35	2,092,478	0.5
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.188%, 09/10/47	473,353	0.1
1,010,000	#	BB-UBS Trust, 2.892%, 06/05/30	1,017,498	0.3
420,000	#	Bear Stearns Commercial Mortgage Securities, 5.581%, 04/12/38	444,276	0.1
360,777		Citigroup Mortgage Loan Trust, Inc., 2.689%, 05/25/35	357,309	0.1
3,073,005	^	COMM 2013-LC6 Mortgage Trust, 1.819%, 01/10/46	341,829	0.1
2,789,337	^	Commercial Mortgage Pass Through Certificates, 1.948%, 12/10/45	340,297	0.1
4,371,527	^	Commercial Mortgage Pass Through Certificates, 2.254%, 05/15/45	605,087	0.2
244,214		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	255,833	0.1
354,901		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	363,175	0.1
301,524		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	300,911	0.1
984,946	#	Credit Suisse Mortgage Capital Certificates, 4.730%, 07/27/37	995,159	0.3
145,796		CW Capital Cobalt Ltd., 5.731%, 05/15/46	145,952	0.0
149,802	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.704%, 01/27/37	117,343	0.0
334,710	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	336,268	0.1
270,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.644%, 08/10/38	248,488	0.1
3,096,735	^	GS Mortgage Securities Corp. II, 2.408%, 11/10/45	469,561	0.1
810,000	#	GS MTG, 1.050%, 11/08/29	815,334	0.2
261,160		GSR Mortgage Loan Trust, 2.675%, 09/25/35	262,988	0.1
970,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	986,043	0.3
520,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.553%, 10/15/37	452,075	0.1
2,760,000	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	79,090	0.0
4,685,261	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.956%, 12/15/47	569,876	0.1
81,043		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	81,738	0.0
508,652		JP Morgan Commercial Mortgage Finance Corp., 8.476%, 08/15/32	525,552	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
519,673			JPMorgan Chase Commerical Mortgage Securities Corp., 5.305%, 01/15/49	$524,727	0.1
649,064		#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	650,678	0.2
370,599			JPMorgan Mortgage Trust, 3.015%, 07/25/35	365,466	0.1
380,000			LB Commercial Mortgage Trust 2007-C3, 5.864%, 07/15/44	374,589	0.1
440,000			LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	374,343	0.1
368,000			LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	375,873	0.1
970,000			LB-UBS Commercial Mortgage Trust, 5.886%, 06/15/38	996,417	0.3
357,812			MASTR Adjustable Rate Mortgages Trust, 2.990%, 04/25/36	333,022	0.1
662,523			Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	668,702	0.2
755,385			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	775,644	0.2
4,124,613		^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.530%, 12/15/48	344,571	0.1
1,690,000			Morgan Stanley Capital I, Inc., 5.419%, 06/15/38	1,747,410	0.4
290,000			Morgan Stanley Capital I, 5.172%, 08/13/42	294,709	0.1
1,280,000		#	Morgan Stanley Capital I, 5.214%, 01/13/41	1,296,772	0.3
460,000		#	Morgan Stanley Capital I, 5.254%, 09/15/47	484,340	0.1
570,000		#	Morgan Stanley Capital I, 5.254%, 09/15/47	615,614	0.2
818,000			Morgan Stanley Capital I, 5.302%, 01/14/42	836,115	0.2
470,000			Morgan Stanley Capital I, 5.300%, 06/15/40	483,779	0.1
530,000		#	Morgan Stanley Reremic Trust, 5.466%, 12/17/43	542,293	0.1
650,000		#	RBSCF Trust, 5.305%, 01/16/49	660,209	0.2
18,136			Residential Accredit Loans, Inc., 3.394%, 04/25/35	2,655	0.0
1,010,000		#	Salomon Brothers Mortgage Securities VII, Inc., 7.000%, 05/18/32	1,024,115	0.3
6,943,793		#, ^	UBS-Barclays Commercial Mortgage Trust, 2.197%, 08/10/49	978,502	0.2
600,000			Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	661,534	0.2
6,310,707		#, ^	Wells Fargo Commercial Mortgage Trust, 2.157%, 10/15/45	855,840	0.2
3,097,957		#, ^	Wells Fargo Mortgage Backed Securities Trust, 2.250%, 08/15/45	414,554	0.1
498,663			Wells Fargo Mortgage-Backed Securities Trust, 2.611%, 02/25/35	496,322	0.1
168,492			Wells Fargo Mortgage-Backed Securities Trust, 2.710%, 02/25/34	168,881	0.0
1,464,134			Wells Fargo Mortgage-Backed Securities Trust, 5.328%, 08/25/35	1,477,432	0.4
			Total Collateralized Mortgage Obligations
			(Cost $32,626,829)	33,471,959	8.6
STRUCTURED PRODUCTS: 0.3%
			Brazil: 0.2%
1,962,500		#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 09/17/13	686,875	0.2
			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	7,419	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	12,979	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	195,691	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	14,262	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	10,361	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,617	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Mexico (continued)
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	$1,219	0.0
				248,548	0.1
			Russia: 0.0%
RUB	11,097,000	±, X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 8.590%, 05/24/15	—	—
RUB	8,926,433		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	140,694	0.0
				140,694	0.0
			Total Structured Products
			(Cost $3,776,844)	1,076,117	0.3
ASSET-BACKED SECURITIES: 4.6%
			Cayman Islands: 4.6%
1,000,000		#	Apidos CDO II, 1.101%, 12/21/18	939,633	0.2
1,239,512		#	Avalon Capital Ltd. 3, 0.558%, 02/24/19	1,232,205	0.3
575,000		#	BlackRock Senior Income Series, 1.330%, 09/15/16	569,360	0.1
1,935,041		#	Emporia Preferred Funding II Corp., 0.583%, 10/18/18	1,916,463	0.5
1,625,000		#	Gulf Stream - Compass CLO 2005-II Ltd, 1.102%, 01/24/20	1,539,468	0.4
925,000		#	Landmark III CDO Ltd, 2.054%, 01/15/16	925,042	0.2
575,000		#	Landmark IV CDO Ltd, 1.380%, 12/15/16	573,995	0.2
1,025,000		#	Landmark IV CDO Ltd, 2.430%, 12/15/16	1,012,646	0.3
369,995		#	Lightpoint CLO Ltd., 0.540%, 09/15/17	365,043	0.1
1,840,000		#	Madison Park Funding I Ltd., 1.062%, 05/10/19	1,803,435	0.5
1,680,000		#	Madison Park Funding I Ltd., 2.192%, 05/10/19	1,628,923	0.4
1,720,000		#	Sagamore CLO Ltd, 1.804%, 10/15/15	1,720,482	0.4
300,000		#	Stanfield Bristol CLO Ltd, 0.740%, 10/15/19	288,721	0.1
1,000,000		#	Venture CDO Ltd, 1.902%, 01/21/16	1,000,180	0.3
1,575,000		#	Venture III CDO Ltd, 1.440%, 08/15/16	1,562,769	0.4
900,000		#	Whitney CLO Ltd, 2.387%, 03/01/17	892,048	0.2
			Total Asset-Backed Securities
			(Cost $18,011,917)	17,970,413	4.6
FOREIGN GOVERNMENT BONDS: 21.9%
			Austria: 1.0%
EUR	2,790,000	#	Austria Government Bond, 3.200%, 02/20/17	3,944,911	1.0
			Brazil: 5.2%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	1,029,136	0.3
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,820,624	1.2
BRL	28,401,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	14,335,345	3.7
				20,185,105	5.2
			Dominican Republic: 1.1%
DOP	26,000,000		Dominican Republic International Bond, 14.000%, 10/18/19	650,242	0.2
DOP	80,000,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	2,000,744	0.5
DOP	57,500,000		Dominican Republic International Bond, 15.500%, 04/19/19	1,521,815	0.4
				4,172,801	1.1
			Germany: 2.5%
EUR	190,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	249,576	0.1
EUR	340,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	464,123	0.1
EUR	5,990,000		Bundesrepublik Deutschland, 4.000%, 01/04/18	9,032,828	2.3
				9,746,527	2.5
			Hungary: 1.4%
HUF	300,000,000		Hungary Government Bond, 6.750%, 10/22/28	1,296,821	0.3
HUF	525,350,000		Hungary Government International Bond, 6.000%, 11/24/23	2,166,119	0.6
HUF	434,540,000		Hungary Government International Bond, 7.000%, 06/24/22	1,923,411	0.5
				5,386,351	1.4
			Italy: 2.6%
EUR	7,460,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/22	10,171,293	2.6

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Nigeria: 0.6%
NGN	96,000,000		Nigeria Government Bond, 7.000%, 10/23/19	$497,892	0.1
NGN	10,500,000	Z	Nigeria Government Bond, 11.080%, 10/10/13	62,511	0.0
NGN	105,000,000	Z	Nigeria Government Bond, 11.440%, 09/26/13	626,609	0.2
NGN	178,700,000	Z	Nigeria Treasury Bill, 9.540%, 05/02/13	1,117,610	0.3
				2,304,622	0.6
			Poland: 0.4%
PLN	5,500,000		Poland Government Bond, 4.000%, 10/25/23	1,700,207	0.4

			Russia: 2.6%
RUB	78,000,000	#	AHML Finance, 7.750%, 02/13/18	2,525,615	0.6
RUB	145,067,000		Russian Federal Bond - OFZ, 7.050%, 01/19/28	4,596,935	1.2
RUB	90,095,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	3,133,072	0.8
				10,255,622	2.6
			South Africa: 1.1%
ZAR	9,500,000		South Africa Government Bond, 6.500%, 02/28/41	839,759	0.2
ZAR	28,950,920		South Africa Government Bond, 8.750%, 02/28/48	3,309,387	0.9
				4,149,146	1.1
			Thailand: 1.0%
THB	54,500,000		Thailand Government Bond, 3.125%, 12/11/15	1,873,164	0.5
THB	48,600,000		Thailand Government Bond, 3.775%, 06/25/32	1,602,200	0.4
THB	16,200,000		Thailand Government Bond, 5.250%, 05/12/14	568,210	0.1
				4,043,574	1.0
			Turkey: 0.6%
TRY	4,000,000		Turkey Government Bond, 9.500%, 01/12/22	2,575,582	0.6

			United Kingdom: 1.8%
GBP	2,410,000		United Kingdom Gilt, 1.750%, 09/07/22	3,659,986	1.0
GBP	1,490,000		United Kingdom Gilt, 4.500%, 12/07/42	2,875,214	0.7
GBP	330,000		United Kingdom Gilt, 1.000%, 09/07/17	509,634	0.1
GBP	50,000		United Kingdom Gilt, 5.000%, 09/07/14	81,182	0.0
				7,126,016	1.8
			Total Foreign Government Bonds
			(Cost $87,197,909)	85,761,757	21.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.6%
			Federal Home Loan Mortgage Corporation: 2.4%##
79,329			0.653%, due 02/15/29	80,002	0.0
32,818			0.703%, due 03/15/32	33,163	0.0
133,011			0.703%, due 01/15/33	134,276	0.0
44,026			1.153%, due 08/15/31	45,090	0.0
27,741			1.153%, due 02/15/32	28,410	0.0
27,729			1.203%, due 02/15/32	28,373	0.0
27,032			1.203%, due 02/15/32	27,660	0.0
40,368			1.203%, due 03/15/32	41,313	0.0
1,393,209			4.500%, due 01/01/42	1,493,723	0.4
14,117			5.000%, due 01/01/20	15,383	0.0
68,427			5.000%, due 02/01/20	73,452	0.0
426,517			5.000%, due 09/15/23	471,782	0.1
860,000			5.000%, due 02/15/34	980,936	0.3
870,000			5.000%, due 11/15/34	985,403	0.3
36,955			5.000%, due 12/01/34	40,123	0.0
43,775			5.500%, due 01/01/18	47,053	0.0
11,815,717		^	5.797%, due 05/15/36	1,731,613	0.5
8,467,700		^	5.847%, due 07/15/40	1,516,195	0.4
255,565		^	5.947%, due 07/15/35	38,890	0.0
36,992			6.000%, due 05/15/17	39,605	0.0
95,346			6.000%, due 02/01/34	106,497	0.0
10,592			6.500%, due 04/01/18	11,143	0.0
30,528			6.500%, due 02/01/22	34,024	0.0
34,923			6.500%, due 09/01/22	38,922	0.0
99,924			6.500%, due 04/15/28	115,094	0.0
20,728			6.500%, due 06/15/31	23,899	0.0
196,072			6.500%, due 02/15/32	226,276	0.1
141,739			6.500%, due 06/15/32	163,497	0.1
10,297			6.500%, due 08/01/32	11,842	0.0
26,029			6.500%, due 07/01/34	30,270	0.0
20,363			6.500%, due 07/01/34	23,577	0.0
126,900			6.750%, due 02/15/24	144,165	0.0
172,882			7.000%, due 09/15/26	200,982	0.1
29,442		^	7.000%, due 03/15/28	6,824	0.0
173,082		^	7.000%, due 04/15/28	43,611	0.0
273,546		^	7.447%, due 03/15/29	51,324	0.0
267,691		^	7.497%, due 03/15/29	48,732	0.0
145,307			7.500%, due 09/15/22	167,204	0.1
366,698		^	8.747%, due 08/15/29	100,736	0.0
35,371			23.638%, due 06/15/34	45,501	0.0
62,043			24.005%, due 08/15/35	90,782	0.0
				9,537,347	2.4
			Federal National Mortgage Association: 6.6%##
15,836			0.604%, due 11/25/33	15,929	0.0
18,490			0.703%, due 10/18/32	18,682	0.0
7,138,778			0.824%, due 12/25/36	7,221,734	1.9
60,490			1.204%, due 12/25/31	61,907	0.0
8,737			1.204%, due 04/25/32	8,944	0.0
28,394			1.204%, due 04/25/32	29,067	0.0
85,035			1.204%, due 09/25/32	87,060	0.0
85,046			1.204%, due 12/25/32	87,071	0.0
485,720			2.747%, due 10/01/36	519,807	0.2
6,842,000		W	3.500%, due 09/25/41	7,226,863	1.9
318,021			4.500%, due 08/25/25	349,000	0.1
8,317,878		^	5.000%, due 05/25/18	618,784	0.2
1,041,845			5.000%, due 07/25/40	1,134,733	0.3
178,255			5.000%, due 06/01/41	196,268	0.1
44,929			5.500%, due 09/01/19	49,204	0.0
37,055			5.500%, due 09/01/19	40,580	0.0
101,105			5.500%, due 09/01/24	111,322	0.0
79,000			5.500%, due 08/25/34	86,865	0.0
37,380			6.000%, due 03/25/17	39,916	0.0
60,240			6.000%, due 06/01/17	64,644	0.0
27,022			6.000%, due 05/01/21	29,671	0.0
73,993			6.000%, due 01/25/32	83,987	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
405,513		6.000%, due 11/01/34	$450,325	0.1
602,688		6.000%, due 04/01/35	672,161	0.2
7,530,206	^	6.246%, due 02/25/42	1,852,647	0.5
355,891	^	6.336%, due 06/25/37	55,441	0.0
978,037	^	6.366%, due 06/25/36	133,516	0.1
38,244		6.500%, due 04/25/29	43,524	0.0
62,299		6.500%, due 11/25/29	71,330	0.0
215,919		6.500%, due 12/01/29	252,195	0.1
74,694		6.500%, due 10/25/31	86,133	0.0
70,194		6.500%, due 04/25/32	78,194	0.0
90,015		6.500%, due 01/01/34	102,818	0.0
47,642	^	6.546%, due 05/25/35	9,676	0.0
95,112	^	6.846%, due 10/25/22	4,365	0.0
84,217	^	6.896%, due 06/25/23	12,486	0.0
2,448		7.000%, due 09/01/14	2,527	0.0
9,870		7.000%, due 11/01/17	10,327	0.0
602		7.000%, due 02/01/31	648	0.0
92,372	^	7.000%, due 03/25/33	20,995	0.0
1,546		7.000%, due 04/01/33	1,840	0.0
70,619	^	7.000%, due 04/25/33	17,216	0.0
261,931	^	7.026%, due 09/25/36	57,122	0.0
452,013	^	7.346%, due 10/25/33	79,739	0.0
456,357	^	7.426%, due 03/25/23	49,222	0.0
52,131		7.500%, due 09/01/32	63,846	0.0
139,329		7.500%, due 01/01/33	169,062	0.1
272,079	^	7.546%, due 07/25/31	61,465	0.0
157,853	^	7.546%, due 02/25/32	33,795	0.0
86,387	^	7.746%, due 07/25/32	19,713	0.0
330,143		23.183%, due 07/25/35	425,489	0.1
98,000		23.451%, due 06/25/36	141,963	0.1
58,116		23.818%, due 03/25/36	81,605	0.0
90,138		27.262%, due 04/25/35	152,872	0.1
1,217,469		32.429%, due 11/25/36	1,984,231	0.5
164,682	^	5.500%, due 07/01/33	23,210	0.0
66,705	^	5.500%, due 06/01/35	9,827	0.0
295,174	^	6.000%, due 12/01/32	40,494	0.0
113,420	^	6.000%, due 02/01/33	18,690	0.0
152,389	^	6.000%, due 03/01/33	23,870	0.0
117,978	^	6.000%, due 03/01/33	19,501	0.0
70,395	^	6.000%, due 09/01/35	9,714	0.0
463,140	^	6.500%, due 02/01/32	91,506	0.0
72,676	^	7.000%, due 02/01/28	13,904	0.0
105,457	^	7.500%, due 01/01/24	20,768	0.0
			25,552,010	6.6
		Government National Mortgage Association: 1.6%
1,634,000	W	3.000%, due 05/01/43	1,703,956	0.4
4,044,727	^	4.000%, due 04/20/38	497,322	0.1
145,107		5.000%, due 04/15/34	159,032	0.1
9,269,416	^	5.647%, due 06/20/40	1,436,086	0.4
36,895		6.500%, due 02/20/35	43,330	0.0
89,610		8.000%, due 01/16/30	107,954	0.0
410,066		8.000%, due 02/16/30	494,137	0.1
1,227,881		21.390%, due 03/20/37	1,859,930	0.5
			6,301,747	1.6
		Total U.S. Government Agency Obligations
		(Cost $38,369,317)	41,391,104	10.6
U.S. TREASURY OBLIGATIONS: 2.7%
		U.S. Treasury Bonds: 2.6%
7,982,000		2.750%, due 11/15/42	7,415,781	1.9
2,760,000		2.000%, due 02/15/23	2,797,520	0.7
			10,213,301	2.6
		U.S. Treasury Notes: 0.1%
233,000		0.750%, due 02/28/18	233,091	0.1
		Total U.S. Treasury Obligations
		(Cost $10,314,781)	10,446,392	2.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		Canada: 0.0%
3,941	@	Resolute Forest Products	$63,765	0.0
		United States: 0.1%
43,083	@, L	American Media, Inc.	495,455	0.1
274		Rock-Tenn Co.	25,424	0.0
			520,879	0.1
		Total Common Stock
		(Cost $1,299,823)	584,644	0.1
WARRANTS: —%
		Consumer Discretionary: —%
2,406	X	Media News Group	—	—
		Total Warrants
		(Cost $—)	—	—
INVESTMENT COMPANIES: 28.6%
		United States: 28.6%
2,201,415	**	ING Emerging Markets Corporate Debt Fund Class P	23,026,803	5.9
4,997,932	**	ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	50,479,118	12.9
3,759,399	**	ING Emerging Markets Local Currency Debt Fund Class P	38,195,495	9.8
		Total Investment Companies
		(Cost $110,169,457)	111,701,416	28.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
		Options on Currencies: 0.3%
39,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	$914,899	0.2
7,900,000	@	USD Put vs. JPY Call Currency Option, Strike @ 91.000, Exp. 06/10/13 Counterparty: Deutsche Bank AG	71,198	0.0
20,000,000	@	USD Put vs. JPY Call Currency Option, Strike @ 91.000, Exp. 04/02/13 Counterparty: Barclays Bank PLC	3,249	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

# of Contracts				Value	Percentage of Net Assets
			Options on Currencies (continued)
19,700,000		@	USD Put vs. JPY Call Currency Option, Strike @ 92.500, Exp. 06/13/13 Counterparty: Barclays Bank PLC	$284,043	0.1
20,100,000		@	USD Put vs. JPY Call Currency Option, Strike @ 90.000, Exp. 05/16/13 Counterparty: Deutsche Bank AG	82,381	0.0
				1,355,770	0.3
			Total Purchased Options
			(Cost $1,383,761)	1,355,770	0.3

			Total Long-Term Investments
			(Cost $368,969,481)	372,417,651	95.3

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
			Securities Lending Collateral(cc)(1): 0.5%
9,303			Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.15%, due 04/01/13 (Repurchase Amount $9,303, collateralized by various U.S. Government Securities, 0.250%-4.625%, Market Value plus accrued interest $9,489, due 05/15/15-02/15/40)	$9,303	0.0
1,000,000			Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	1,000,000	0.2
1,000,000			Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/25/13-01/01/47)	1,000,000	0.3
				2,009,303	0.5
			Foreign Government Bonds: 1.3%
MYR	4,000,000	Z	Bank Negara Malaysia Monetary Notes, 2.910%, 04/09/13	1,290,843	0.3
NGN	126,044,000	Z	Nigeria Treasury Bill, 9.830%, 10/24/13	752,435	0.2
NGN	479,023,000	Z	Nigeria Treasury Bill, 10.650%, 05/09/13	2,986,826	0.8
				5,030,104	1.3

Shares				Value	Percentage of Net Assets
			Mutual Funds: 1.0%
3,870,001			BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $3,870,001)	$3,870,001	1.0
			Total Short-Term Investments
			(Cost $10,959,788)	10,909,408	2.8
			Total Investments in Securities (Cost $379,929,269)	$383,327,059	98.1
			Assets in Excess of Other Liabilities	7,230,825	1.9
			Net Assets	$390,557,884	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		&	Payment-in-kind
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
		**	Investment in affiliate
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

BRL	Brazilian Real
DOP	Dominican Peso
EUR	EU Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
Cost for federal income tax purposes is $380,139,244.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,429,949
	Gross Unrealized Depreciation	(7,242,134)
	Net Unrealized Appreciation	$3,187,815

Sector Diversification	Percentage of Net Assets
Affiliated Mutual Funds	28.6%
Foreign Government Bonds	21.9
Collateralized Mortgage Obligations	9.3
Federal National Mortgage Association	6.6
Financials	6.0
Asset-Backed Securities	4.5
U.S. Treasury Notes	2.7
Consumer Discretionary	2.7
Federal Home Loan Mortgage Corporation	2.4
Telecommunication Services	1.6
Government National Mortgage Association	1.6
Utilities	1.4
Energy	1.1
Health Care	1.0
Consumer Staples	1.0
Information Technology	1.0
Industrials	0.7
Materials	0.5
Options on Currencies	0.3
Structured Products	0.3
Other Asset-Backed Securities	0.1
Short-Term Investments	2.8
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$63,765	$—	$—	$63,765
United States	25,424	—	495,455	520,879
Total Common Stock	89,189	—	495,455	584,644
Warrants	—	—	—	—
Purchased Options	—	1,355,770	—	1,355,770
Corporate Bonds/Notes	—	68,565,281	92,798	68,658,079
Collateralized Mortgage Obligations	—	33,471,959	—	33,471,959
Structured Products	—	—	1,076,117	1,076,117
Short-Term Investments	3,870,001	7,039,407	—	10,909,408
U.S. Treasury Obligations	—	10,446,392	—	10,446,392
Foreign Government Bonds	—	85,761,757	—	85,761,757
U.S. Government Agency Obligations	—	41,391,104	—	41,391,104
Asset-Backed Securities	—	17,970,413	—	17,970,413
Investment Companies	111,701,416	—	—	111,701,416
Total Investments, at fair value	$115,660,606	$266,002,083	$1,664,370	$383,327,059
Other Financial Instruments+
Swaps	—	11,774	—	11,774
Futures	1,045,942	—	—	1,045,942
Forward Foreign Currency Contracts	—	13,974,060	—	13,974,060
Total Assets	$116,706,548	$279,987,917	$1,664,370	$398,358,835
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(2,670,684)	$—	$(2,670,684)
Futures	(1,083,121)	—	—	(1,083,121)
Written Options	—	(474,670)	—	(474,670)
Forward Foreign Currency Contracts	—	(16,494,790)	—	(16,494,790)
Total Liabilities	$(1,083,121)	$(19,640,144)	$—	$(20,723,265)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	1,963,436	Buy	04/19/13	$2,969,000	$2,983,073	$14,073
Barclays Bank PLC	Canadian Dollar	156,767	Buy	04/19/13	154,000	154,265	265
Barclays Bank PLC	EU Euro	4,745,505	Buy	04/19/13	6,114,000	6,083,708	(30,292)
Barclays Bank PLC	New Zealand Dollar	301,702	Buy	04/19/13	247,000	252,150	5,150
Barclays Bank PLC	British Pound	1,171,028	Buy	04/19/13	1,765,000	1,779,157	14,157
Barclays Bank PLC	Australian Dollar	1,925,720	Buy	04/19/13	1,959,000	2,002,430	43,430
Barclays Bank PLC	Hungarian Forint	1,055,193,750	Buy	04/19/13	4,625,000	4,434,772	(190,228)
Barclays Bank PLC	British Pound	987,514	Buy	04/19/13	1,522,000	1,500,343	(21,657)
Barclays Bank PLC	Swiss Franc	7,482,092	Buy	04/19/13	8,116,000	7,883,388	(232,612)
Barclays Bank PLC	British Pound	1,799,997	Buy	04/19/13	2,791,000	2,734,759	(56,241)
Barclays Bank PLC	Brazilian Real	4,159,126	Buy	04/05/13	2,072,000	2,057,514	(14,486)
Barclays Bank PLC	British Pound	2,581,704	Buy	04/19/13	4,073,000	3,922,416	(150,584)
Barclays Bank PLC	South African Rand	4,195,482	Buy	06/14/13	452,000	451,723	(277)
Barclays Bank PLC	Norwegian Krone	54,748,842	Buy	04/19/13	9,735,000	9,367,303	(367,697)
Barclays Bank PLC	Russian Ruble	108,598,970	Buy	04/19/13	3,525,368	3,481,670	(43,698)
Barclays Bank PLC	Czech Koruna	222,562,937	Buy	06/14/13	11,293,455	11,074,142	(219,313)
Barclays Bank PLC	British Pound	2,844,981	Buy	04/19/13	4,577,000	4,322,416	(254,584)
Barclays Bank PLC	South African Rand	18,194,928	Buy	06/14/13	1,992,000	1,959,029	(32,971)
Citigroup, Inc.	New Zealand Dollar	2,667,989	Buy	04/19/13	2,190,000	2,229,795	39,795
Citigroup, Inc.	British Pound	1,832,975	Buy	04/19/13	2,895,000	2,784,862	(110,138)
Citigroup, Inc.	Brazilian Real	3,901,410	Buy	04/05/13	1,961,000	1,930,022	(30,978)
Citigroup, Inc.	Brazilian Real	3,901,410	Buy	04/05/13	1,961,000	1,930,022	(30,978)
Citigroup, Inc.	Australian Dollar	1,209,826	Buy	04/19/13	1,262,000	1,258,019	(3,981)
Citigroup, Inc.	Australian Dollar	3,060,771	Buy	04/19/13	3,201,000	3,182,695	(18,305)
Citigroup, Inc.	Canadian Dollar	4,071,400	Buy	04/19/13	4,000,000	4,006,423	6,423
Citigroup, Inc.	Norwegian Krone	8,250,978	Buy	04/19/13	1,411,000	1,411,709	709
Citigroup, Inc.	Canadian Dollar	1,273,381	Buy	04/19/13	1,246,000	1,253,058	7,058
Citigroup, Inc.	Norwegian Krone	461,334	Buy	04/19/13	79,000	78,932	(68)
Citigroup, Inc.	Canadian Dollar	4,223,257	Buy	04/19/13	4,129,000	4,155,856	26,856
Citigroup, Inc.	Canadian Dollar	4,283,300	Buy	04/19/13	4,177,000	4,214,942	37,942
Citigroup, Inc.	Japanese Yen	745,560,113	Buy	04/19/13	7,842,000	7,920,991	78,991
Citigroup, Inc.	Japanese Yen	231,152,567	Buy	04/19/13	2,439,000	2,455,815	16,815
Citigroup, Inc.	Brazilian Real	1,221,403	Buy	04/05/13	613,000	604,226	(8,774)
Citigroup, Inc.	Japanese Yen	126,864,106	Buy	04/19/13	1,328,000	1,347,832	19,832
Citigroup, Inc.	Australian Dollar	10,801,498	Buy	04/19/13	11,179,000	11,231,771	52,771
Citigroup, Inc.	Japanese Yen	128,397,500	Buy	04/19/13	1,334,000	1,364,123	30,123
Citigroup, Inc.	Canadian Dollar	3,952,229	Buy	04/19/13	3,850,000	3,889,154	39,154
Citigroup, Inc.	EU Euro	1,972,852	Buy	04/19/13	2,567,000	2,529,184	(37,816)
Citigroup, Inc.	EU Euro	1,036,804	Buy	04/19/13	1,350,000	1,329,177	(20,823)
Citigroup, Inc.	Japanese Yen	78,413,562	Buy	04/19/13	818,000	833,083	15,083

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	New Zealand Dollar	746,676	Buy	04/19/13	$615,000	$624,041	$9,041
Citigroup, Inc.	New Zealand Dollar	626,116	Buy	04/19/13	516,000	523,282	7,282
Citigroup, Inc.	EU Euro	1,455,262	Buy	04/19/13	1,907,000	1,865,637	(41,363)
Citigroup, Inc.	EU Euro	1,479,567	Buy	04/19/13	1,923,000	1,896,795	(26,205)
Citigroup, Inc.	Canadian Dollar	3,561,172	Buy	04/19/13	3,462,000	3,504,338	42,338
Citigroup, Inc.	Norwegian Krone	22,576,287	Buy	04/19/13	3,953,000	3,862,710	(90,290)
Citigroup, Inc.	Australian Dollar	1,991,574	Buy	04/19/13	2,017,000	2,070,907	53,907
Citigroup, Inc.	EU Euro	10,006,321	Buy	04/19/13	13,022,366	12,828,041	(194,325)
Citigroup, Inc.	Canadian Dollar	16,400,894	Buy	04/19/13	15,972,294	16,139,146	166,852
Citigroup, Inc.	Canadian Dollar	1,702,381	Buy	04/19/13	1,652,000	1,675,212	23,212
Citigroup, Inc.	EU Euro	42,701,172	Buy	04/19/13	56,029,659	54,742,636	(1,287,023)
Citigroup, Inc.	Japanese Yen	113,772,770	Buy	04/19/13	1,235,000	1,208,746	(26,254)
Citigroup, Inc.	Norwegian Krone	7,757,261	Buy	04/19/13	1,352,000	1,327,236	(24,764)
Citigroup, Inc.	New Zealand Dollar	6,469,169	Buy	04/19/13	5,318,000	5,406,665	88,665
Citigroup, Inc.	Swedish Krona	245,533	Buy	04/19/13	38,000	37,664	(336)
Citigroup, Inc.	Australian Dollar	3,868,637	Buy	04/19/13	3,933,000	4,022,743	89,743
Citigroup, Inc.	Canadian Dollar	3,863,558	Buy	04/19/13	3,766,000	3,801,898	35,898
Citigroup, Inc.	Norwegian Krone	11,630,305	Buy	04/19/13	2,033,000	1,989,898	(43,102)
Citigroup, Inc.	British Pound	1,689,182	Buy	04/19/13	2,557,000	2,566,396	9,396
Citigroup, Inc.	Hungarian Forint	496,302,506	Buy	04/19/13	2,180,000	2,085,862	(94,138)
Citigroup, Inc.	Norwegian Krone	19,521,315	Buy	04/19/13	3,434,000	3,340,017	(93,983)
Citigroup, Inc.	New Zealand Dollar	1,104,990	Buy	04/19/13	921,000	923,505	2,505
Citigroup, Inc.	Norwegian Krone	25,456,056	Buy	04/19/13	4,565,000	4,355,427	(209,573)
Citigroup, Inc.	Norwegian Krone	37,324,099	Buy	04/19/13	6,711,000	6,386,001	(324,999)
Citigroup, Inc.	Norwegian Krone	15,387,984	Buy	04/19/13	2,769,000	2,632,821	(136,179)
Citigroup, Inc.	Swedish Krona	740,921	Buy	04/19/13	117,000	113,656	(3,344)
Citigroup, Inc.	British Pound	1,605,226	Buy	04/19/13	2,494,000	2,438,841	(55,159)
Citigroup, Inc.	Brazilian Real	8,096,301	Buy	04/05/13	4,052,000	4,005,229	(46,771)
Citigroup, Inc.	British Pound	5,105,731	Buy	04/19/13	7,992,000	7,757,201	(234,799)
Citigroup, Inc.	New Zealand Dollar	2,287,246	Buy	04/19/13	1,894,000	1,911,586	17,586
Citigroup, Inc.	Swedish Krona	14,785,463	Buy	04/19/13	2,290,000	2,268,060	(21,940)
Citigroup, Inc.	New Zealand Dollar	2,387,355	Buy	04/19/13	2,001,000	1,995,253	(5,747)
Citigroup, Inc.	British Pound	1,411,261	Buy	04/19/13	2,217,000	2,144,146	(72,854)
Citigroup, Inc.	British Pound	2,657,194	Buy	04/19/13	4,207,000	4,037,109	(169,891)
Citigroup, Inc.	Norwegian Krone	13,987,962	Buy	04/19/13	2,563,000	2,393,283	(169,717)
Citigroup, Inc.	Polish Zloty	6,388,509	Buy	06/14/13	1,954,000	1,950,209	(3,791)
Citigroup, Inc.	Swedish Krona	27,695,794	Buy	04/19/13	4,314,000	4,248,478	(65,522)
Citigroup, Inc.	Swedish Krona	10,839,562	Buy	04/19/13	1,676,000	1,662,767	(13,233)
Citigroup, Inc.	Norwegian Krone	17,361,056	Buy	04/19/13	3,129,000	2,970,406	(158,594)
Citigroup, Inc.	Norwegian Krone	24,143,240	Buy	04/19/13	4,329,000	4,130,810	(198,190)
Citigroup, Inc.	Polish Zloty	2,043,360	Buy	06/14/13	630,511	623,773	(6,738)
Citigroup, Inc.	Mexican Peso	6,376,000	Buy	06/14/13	510,000	512,619	2,619
Citigroup, Inc.	Romanian New Leu	3,418,092	Buy	06/14/13	1,007,811	982,777	(25,034)
Citigroup, Inc.	Norwegian Krone	11,444,274	Buy	04/19/13	2,054,000	1,958,068	(95,932)
Citigroup, Inc.	Swiss Franc	1,242,806	Buy	04/19/13	1,336,000	1,309,463	(26,537)
Citigroup, Inc.	British Pound	2,973,468	Buy	04/19/13	4,756,000	4,517,628	(238,372)
Citigroup, Inc.	Polish Zloty	6,338,874	Buy	06/14/13	1,973,000	1,935,057	(37,943)
Citigroup, Inc.	South African Rand	18,578,604	Buy	06/14/13	1,982,000	2,000,339	18,339
Citigroup, Inc.	British Pound	2,504,935	Buy	04/19/13	4,025,000	3,805,780	(219,220)
Citigroup, Inc.	Swiss Franc	325,338	Buy	04/19/13	357,000	342,787	(14,213)
Citigroup, Inc.	British Pound	3,847,348	Buy	04/19/13	6,206,000	5,845,326	(360,674)
Citigroup, Inc.	British Pound	4,474,610	Buy	04/19/13	7,211,000	6,798,332	(412,668)
Citigroup, Inc.	Polish Zloty	6,345,531	Buy	06/14/13	1,977,000	1,937,089	(39,911)
Citigroup, Inc.	British Pound	4,852,380	Buy	04/19/13	7,780,000	7,372,282	(407,718)
Citigroup, Inc.	New Zealand Dollar	11,782,338	Buy	04/19/13	9,772,000	9,847,192	75,192
Citigroup, Inc.	New Zealand Dollar	4,982,500	Buy	04/19/13	4,132,431	4,164,168	31,737
Citigroup, Inc.	Swiss Franc	6,246,580	Buy	04/19/13	6,779,437	6,581,611	(197,826)
Citigroup, Inc.	Hungarian Forint	429,763,473	Buy	04/19/13	1,909,367	1,806,212	(103,155)
Citigroup, Inc.	Indian Rupee	260,716,225	Buy	06/14/13	4,652,324	4,724,096	71,772
Citigroup, Inc.	Malaysian Ringgit	1,644,506	Buy	06/14/13	525,737	528,399	2,662
Citigroup, Inc.	Romanian New Leu	9,501,859	Buy	06/14/13	2,796,721	2,731,996	(64,725)
Citigroup, Inc.	Hong Kong Sar Dollar	15,930,916	Buy	06/14/13	2,055,001	2,053,014	(1,987)
Citigroup, Inc.	Mexican Peso	25,813,655	Buy	06/14/13	1,992,000	2,075,373	83,373
Citigroup, Inc.	Mexican Peso	90,023,767	Buy	06/14/13	6,975,089	7,237,754	262,665
Citigroup, Inc.	Singapore Dollar	2,685,533	Buy	06/14/13	2,166,119	2,165,541	(578)
Citigroup, Inc.	South African Rand	10,265,683	Buy	06/14/13	1,115,000	1,105,295	(9,705)
Citigroup, Inc.	Polish Zloty	5,742,884	Buy	06/14/13	1,793,000	1,753,120	(39,880)
Citigroup, Inc.	Indian Rupee	122,378,787	Buy	06/14/13	2,229,000	2,217,465	(11,535)
Citigroup, Inc.	Chinese Yuan	8,587,213	Buy	08/09/13	1,363,000	1,372,179	9,179
Citigroup, Inc.	Chinese Yuan	25,769,045	Buy	08/09/13	4,090,000	4,117,721	27,721

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Norwegian Krone	22,585,616	Buy	04/19/13	$3,953,000	$3,864,307	$(88,693)
Credit Suisse Group AG	Swedish Krona	19,481,430	Buy	04/19/13	3,046,000	2,988,412	(57,588)
Credit Suisse Group AG	British Pound	3,963,802	Buy	04/19/13	6,042,000	6,022,255	(19,745)
Credit Suisse Group AG	Norwegian Krone	44,642,299	Buy	04/19/13	8,011,000	7,638,115	(372,885)
Credit Suisse Group AG	Norwegian Krone	44,485,488	Buy	04/19/13	8,004,000	7,611,285	(392,715)
Credit Suisse Group AG	Norwegian Krone	44,489,650	Buy	04/19/13	8,004,000	7,611,997	(392,003)
Credit Suisse Group AG	Russian Ruble	38,007,675	Buy	04/19/13	1,255,000	1,218,522	(36,478)
Credit Suisse Group AG	Norwegian Krone	6,789,719	Buy	04/19/13	1,236,000	1,161,693	(74,307)
Credit Suisse Group AG	Thai Baht	12,999,497	Buy	06/14/13	435,000	441,885	6,885
Credit Suisse Group AG	Mexican Peso	7,641,069	Buy	06/14/13	595,000	614,329	19,329
Credit Suisse Group AG	Swedish Krona	4,330,193	Buy	04/19/13	658,000	664,243	6,243
Credit Suisse Group AG	Chilean Peso	644,159,125	Buy	04/19/13	1,350,580	1,362,775	12,195
Credit Suisse Group AG	Danish Krone	6,741,468	Buy	04/19/13	1,185,549	1,159,321	(26,228)
Deutsche Bank AG	Chinese Yuan	25,761,027	Buy	01/14/14	4,091,000	4,090,159	(841)
Deutsche Bank AG	Brazilian Real	3,901,410	Buy	04/05/13	1,961,000	1,930,022	(30,978)
Deutsche Bank AG	Brazilian Real	3,902,397	Buy	04/05/13	1,973,000	1,930,510	(42,490)
Deutsche Bank AG	New Zealand Dollar	1,999,185	Buy	04/19/13	1,672,000	1,670,836	(1,164)
Deutsche Bank AG	British Pound	5,356,574	Buy	04/19/13	8,099,000	8,138,311	39,311
Deutsche Bank AG	Hungarian Forint	100,857,017	Buy	04/19/13	431,000	423,882	(7,118)
Deutsche Bank AG	Canadian Dollar	8,081,128	Buy	04/19/13	7,870,000	7,952,159	82,159
Deutsche Bank AG	EU Euro	1,797,207	Buy	04/19/13	2,335,000	2,304,009	(30,991)
Deutsche Bank AG	Swedish Krona	37,514,155	Buy	04/19/13	5,896,000	5,754,595	(141,405)
Deutsche Bank AG	British Pound	485,239	Buy	04/19/13	731,000	737,230	6,230
Deutsche Bank AG	New Zealand Dollar	1,560,533	Buy	04/19/13	1,292,000	1,304,230	12,230
Deutsche Bank AG	EU Euro	357,040	Buy	04/19/13	464,000	457,723	(6,277)
Deutsche Bank AG	EU Euro	3,060,742	Buy	04/19/13	3,984,000	3,923,853	(60,147)
Deutsche Bank AG	Hungarian Forint	16,412,356	Buy	04/19/13	71,826	68,978	(2,848)
Deutsche Bank AG	New Zealand Dollar	2,872,965	Buy	04/19/13	2,361,000	2,401,106	40,106
Deutsche Bank AG	Hungarian Forint	412,550,195	Buy	04/19/13	1,818,000	1,733,868	(84,132)
Deutsche Bank AG	Russian Ruble	53,678,334	Buy	04/19/13	1,763,704	1,720,921	(42,783)
Deutsche Bank AG	New Zealand Dollar	2,403,275	Buy	04/19/13	2,024,000	2,008,558	(15,442)
Deutsche Bank AG	New Zealand Dollar	4,869,828	Buy	04/19/13	4,031,000	4,070,001	39,001
Deutsche Bank AG	New Zealand Dollar	4,946,675	Buy	04/19/13	4,128,000	4,134,227	6,227
Deutsche Bank AG	Brazilian Real	3,971,162	Buy	04/05/13	1,927,000	1,964,528	37,528
Deutsche Bank AG	Chilean Peso	779,048,300	Buy	04/19/13	1,637,000	1,648,144	11,144
Deutsche Bank AG	Peruvian Nuevo Sol	12,743,562	Buy	06/14/13	4,926,000	4,910,536	(15,464)
Deutsche Bank AG	Polish Zloty	6,365,272	Buy	06/14/13	1,953,000	1,943,115	(9,885)
Deutsche Bank AG	South African Rand	18,384,798	Buy	06/14/13	1,960,000	1,979,472	19,472
Deutsche Bank AG	Brazilian Real	20,625,276	Buy	04/05/13	10,022,000	10,203,295	181,295
Deutsche Bank AG	South African Rand	41,044,481	Buy	06/14/13	4,381,663	4,419,217	37,554
Deutsche Bank AG	British Pound	476,852	Buy	04/19/13	765,000	724,487	(40,513)
Deutsche Bank AG	Polish Zloty	6,346,126	Buy	06/14/13	1,982,000	1,937,271	(44,729)
Deutsche Bank AG	Polish Zloty	8,796,914	Buy	06/14/13	2,758,950	2,685,419	(73,531)
Deutsche Bank AG	South African Rand	18,363,422	Buy	06/14/13	1,982,000	1,977,171	(4,829)
Deutsche Bank AG	Norwegian Krone	77,948,195	Buy	04/19/13	13,841,627	13,336,618	(505,009)
Deutsche Bank AG	Swedish Krona	28,729,130	Buy	04/19/13	4,374,422	4,406,990	32,568
Deutsche Bank AG	Swedish Krona	41,121,581	Buy	04/19/13	6,265,000	6,307,966	42,966
Deutsche Bank AG	Polish Zloty	6,039,243	Buy	06/14/13	1,882,117	1,843,589	(38,528)
Deutsche Bank AG	Turkish Lira	3,647,243	Buy	06/14/13	2,000,545	1,996,915	(3,630)
Deutsche Bank AG	Israeli New Shekel	2,234,220	Buy	06/14/13	595,975	612,599	16,624
Deutsche Bank AG	Turkish Lira	6,663,802	Buy	06/14/13	3,648,000	3,648,521	521
Deutsche Bank AG	Philippine Peso	450,007,510	Buy	07/12/13	11,043,129	11,032,991	(10,138)
Deutsche Bank AG	Colombian Peso	7,163,956,500	Buy	07/12/13	3,903,000	3,891,304	(11,696)
Deutsche Bank AG	Chinese Yuan	23,047,020	Buy	08/09/13	3,660,000	3,682,760	22,760
Goldman Sachs & Co.	Brazilian Real	3,902,360	Buy	04/05/13	1,960,000	1,930,492	(29,508)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	British Pound	2,576,376	Buy	04/19/13	$4,010,000	$3,914,321	$(95,679)
Goldman Sachs & Co.	Polish Zloty	8,697,571	Buy	06/14/13	2,697,642	2,655,092	(42,550)
Goldman Sachs & Co.	Turkish Lira	1,192,549	Buy	06/14/13	656,000	652,937	(3,063)
Goldman Sachs & Co.	Malaysian Ringgit	1,702,090	Buy	06/14/13	545,000	546,902	1,902
Goldman Sachs & Co.	Turkish Lira	869,704	Buy	06/14/13	478,000	476,175	(1,825)
HSBC	Hungarian Forint	1,286,166,325	Buy	04/19/13	5,934,741	5,405,505	(529,236)
HSBC	British Pound	2,488,668	Buy	04/19/13	3,920,000	3,781,065	(138,935)
HSBC	Philippine Peso	19,011,758	Buy	07/12/13	465,000	466,118	1,118
JPMorgan Chase & Co.	Canadian Dollar	1,018,039	Buy	04/19/13	1,001,000	1,001,792	792
JPMorgan Chase & Co.	British Pound	6,160,068	Buy	04/19/13	9,355,000	9,359,070	4,070
JPMorgan Chase & Co.	British Pound	1,673,201	Buy	04/19/13	2,548,000	2,542,115	(5,885)
JPMorgan Chase & Co.	British Pound	1,735,825	Buy	04/19/13	2,635,000	2,637,261	2,261
JPMorgan Chase & Co.	British Pound	1,718,392	Buy	04/19/13	2,597,000	2,610,774	13,774
JPMorgan Chase & Co.	EU Euro	2,022,367	Buy	04/19/13	2,642,000	2,592,662	(49,338)
JPMorgan Chase & Co.	British Pound	181,369	Buy	04/19/13	274,000	275,556	1,556
JPMorgan Chase & Co.	EU Euro	831,077	Buy	04/19/13	1,076,000	1,065,436	(10,564)
JPMorgan Chase & Co.	Japanese Yen	126,018,781	Buy	04/19/13	1,312,000	1,338,851	26,851
JPMorgan Chase & Co.	EU Euro	1,219,263	Buy	04/19/13	1,590,000	1,563,088	(26,912)
JPMorgan Chase & Co.	Australian Dollar	2,999,270	Buy	04/19/13	3,062,000	3,118,745	56,745
JPMorgan Chase & Co.	Norwegian Krone	23,824,790	Buy	04/19/13	4,172,000	4,076,324	(95,676)
JPMorgan Chase & Co.	Australian Dollar	1,358,448	Buy	04/19/13	1,380,667	1,412,561	31,894
JPMorgan Chase & Co.	EU Euro	3,059,191	Buy	04/19/13	3,984,000	3,921,864	(62,136)
JPMorgan Chase & Co.	New Zealand Dollar	2,829,790	Buy	04/19/13	2,336,000	2,365,022	29,022
JPMorgan Chase & Co.	Japanese Yen	3,408,738,248	Buy	04/19/13	36,915,117	36,215,168	(699,949)
JPMorgan Chase & Co.	Swedish Krona	12,836,142	Buy	04/19/13	1,980,000	1,969,038	(10,962)
JPMorgan Chase & Co.	British Pound	1,126,148	Buy	04/19/13	1,747,000	1,710,971	(36,029)
JPMorgan Chase & Co.	British Pound	3,022,633	Buy	04/19/13	4,730,000	4,592,324	(137,676)
JPMorgan Chase & Co.	British Pound	4,206,053	Buy	04/19/13	6,620,000	6,390,311	(229,689)
JPMorgan Chase & Co.	Chilean Peso	340,149,600	Buy	04/19/13	714,000	719,616	5,616
JPMorgan Chase & Co.	Russian Ruble	121,438,170	Buy	04/19/13	4,020,000	3,893,294	(126,706)
JPMorgan Chase & Co.	Singapore Dollar	530,060	Buy	06/14/13	427,000	427,426	426
JPMorgan Chase & Co.	Chilean Peso	927,193,300	Buy	04/19/13	1,940,344	1,961,558	21,214
JPMorgan Chase & Co.	Taiwan New Dollar	36,705,486	Buy	07/12/13	1,242,779	1,230,135	(12,644)
JPMorgan Chase & Co.	Brazilian Real	3,901,772	Buy	04/05/13	1,960,000	1,930,201	(29,799)
UBS Warburg LLC	New Zealand Dollar	554,106	Buy	04/19/13	462,000	463,099	1,099
UBS Warburg LLC	New Zealand Dollar	1,487,083	Buy	04/19/13	1,224,000	1,242,842	18,842
UBS Warburg LLC	Norwegian Krone	39,245,335	Buy	04/19/13	7,061,000	6,714,716	(346,284)
UBS Warburg LLC	Swedish Krona	16,154,362	Buy	04/19/13	2,546,000	2,478,046	(67,954)
UBS Warburg LLC	New Zealand Dollar	3,140,000	Buy	04/19/13	2,618,000	2,624,282	6,282

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	New Zealand Dollar	3,440,724	Buy	04/19/13	$2,861,000	$2,875,615	$14,615
UBS Warburg LLC	New Zealand Dollar	516,566	Buy	04/19/13	433,000	431,724	(1,276)
UBS Warburg LLC	Swedish Krona	6,842,730	Buy	04/19/13	1,047,000	1,049,661	2,661
UBS Warburg LLC	Norwegian Krone	18,706,708	Buy	04/19/13	3,345,000	3,200,641	(144,359)
UBS Warburg LLC	Swiss Franc	1,137,347	Buy	04/19/13	1,222,000	1,198,348	(23,652)
UBS Warburg LLC	British Pound	777,234	Buy	04/19/13	1,245,000	1,180,862	(64,138)
UBS Warburg LLC	Swedish Krona	26,802,565	Buy	04/19/13	4,084,000	4,111,459	27,459
UBS Warburg LLC	Norwegian Krone	31,209,911	Buy	04/19/13	5,565,000	5,339,888	(225,112)
							$(11,414,826)

Barclays Bank PLC	Swedish Krona	50,621,293	Sell	04/19/13	7,776,000	7,765,203	10,797
Barclays Bank PLC	Norwegian Krone	27,695,148	Sell	04/19/13	4,759,000	4,738,527	20,473
Barclays Bank PLC	Norwegian Krone	45,181,289	Sell	04/19/13	7,931,000	7,730,334	200,666
Barclays Bank PLC	Japanese Yen	95,196,916	Sell	04/19/13	1,019,000	1,011,393	7,607
Barclays Bank PLC	EU Euro	2,197,316	Sell	04/19/13	2,853,000	2,816,946	36,054
Barclays Bank PLC	British Pound	2,374,012	Sell	04/19/13	3,628,000	3,606,866	21,134
Barclays Bank PLC	Norwegian Krone	38,285,993	Sell	04/19/13	6,920,000	6,550,577	369,423
Barclays Bank PLC	British Pound	8,629,664	Sell	04/19/13	13,363,000	13,111,158	251,842
Barclays Bank PLC	British Pound	1,205,140	Sell	04/19/13	1,892,000	1,830,985	61,015
Barclays Bank PLC	British Pound	2,499,432	Sell	04/19/13	3,960,000	3,797,419	162,581
Barclays Bank PLC	Russian Ruble	123,858,518	Sell	04/19/13	4,065,000	3,970,890	94,110
Barclays Bank PLC	Russian Ruble	118,255,330	Sell	04/19/13	3,867,397	3,791,253	76,144
Barclays Bank PLC	Brazilian Real	21,500,662	Sell	04/05/13	10,480,970	10,636,347	(155,377)
Barclays Bank PLC	South African Rand	4,153,263	Sell	06/14/13	453,000	447,177	5,823
Barclays Bank PLC	Peruvian Nuevo Sol	486,061	Sell	06/14/13	187,163	187,297	(134)
Barclays Bank PLC	South African Rand	47,008,459	Sell	06/14/13	5,108,560	5,061,352	47,208
Barclays Bank PLC	Indian Rupee	83,090,220	Sell	06/14/13	1,479,000	1,505,569	(26,569)
Citigroup, Inc.	Brazilian Real	3,895,500	Sell	04/05/13	1,960,000	1,927,098	32,902
Citigroup, Inc.	New Zealand Dollar	3,165,237	Sell	04/19/13	2,638,000	2,645,374	(7,374)
Citigroup, Inc.	Australian Dollar	3,821,315	Sell	04/19/13	4,000,000	3,973,536	26,464
Citigroup, Inc.	British Pound	3,068,570	Sell	04/19/13	4,647,000	4,662,118	(15,118)
Citigroup, Inc.	Japanese Yen	109,353,067	Sell	04/19/13	1,158,000	1,161,790	(3,790)
Citigroup, Inc.	Japanese Yen	124,610,818	Sell	04/19/13	1,325,000	1,323,892	1,108
Citigroup, Inc.	EU Euro	1,160,224	Sell	04/19/13	1,494,000	1,487,400	6,600
Citigroup, Inc.	Swedish Krona	4,220,787	Sell	04/19/13	648,000	647,460	540
Citigroup, Inc.	Australian Dollar	412,893	Sell	04/19/13	431,000	429,340	1,660
Citigroup, Inc.	Australian Dollar	722,444	Sell	04/19/13	754,000	751,223	2,777
Citigroup, Inc.	Canadian Dollar	4,265,283	Sell	04/19/13	4,161,000	4,197,212	(36,212)
Citigroup, Inc.	Japanese Yen	175,916,134	Sell	04/19/13	1,856,000	1,868,971	(12,971)
Citigroup, Inc.	Australian Dollar	940,847	Sell	04/19/13	981,000	978,326	2,674
Citigroup, Inc.	Hungarian Forint	463,619,968	Sell	04/19/13	1,960,000	1,948,504	11,496
Citigroup, Inc.	British Pound	5,396,215	Sell	04/19/13	8,156,654	8,198,538	(41,884)
Citigroup, Inc.	Norwegian Krone	48,782,389	Sell	04/19/13	8,354,000	8,346,467	7,533
Citigroup, Inc.	Canadian Dollar	2,557,420	Sell	04/19/13	2,488,000	2,516,605	(28,605)
Citigroup, Inc.	Hungarian Forint	460,603,860	Sell	04/19/13	1,965,000	1,935,828	29,172
Citigroup, Inc.	New Zealand Dollar	1,197,881	Sell	04/19/13	988,000	1,001,139	(13,139)
Citigroup, Inc.	Canadian Dollar	2,769,765	Sell	04/19/13	2,696,000	2,725,561	(29,561)
Citigroup, Inc.	Japanese Yen	1,372,120,165	Sell	04/19/13	14,267,000	14,577,700	(310,700)
Citigroup, Inc.	Australian Dollar	1,836,725	Sell	04/19/13	1,874,000	1,909,891	(35,891)
Citigroup, Inc.	Russian Ruble	21,744,986	Sell	04/19/13	702,403	697,142	5,261
Citigroup, Inc.	British Pound	3,549,058	Sell	04/19/13	5,360,000	5,392,129	(32,129)
Citigroup, Inc.	Russian Ruble	14,494,089	Sell	04/19/13	469,277	464,679	4,598
Citigroup, Inc.	Hungarian Forint	139,757,904	Sell	04/19/13	605,000	587,375	17,625
Citigroup, Inc.	Canadian Dollar	23,543,193	Sell	04/19/13	22,839,109	23,167,458	(328,349)
Citigroup, Inc.	Japanese Yen	1,882,071,276	Sell	04/19/13	20,152,166	19,995,529	156,637
Citigroup, Inc.	EU Euro	3,557,109	Sell	04/19/13	4,625,000	4,560,192	64,808
Citigroup, Inc.	Chilean Peso	620,184,400	Sell	04/19/13	1,298,000	1,312,054	(14,054)
Citigroup, Inc.	EU Euro	13,270,866	Sell	04/19/13	17,359,062	17,013,167	345,895
Citigroup, Inc.	EU Euro	810,190	Sell	04/19/13	1,064,000	1,038,658	25,342
Citigroup, Inc.	Australian Dollar	3,034,629	Sell	04/19/13	3,101,173	3,155,513	(54,340)
Citigroup, Inc.	Chilean Peso	216,176,640	Sell	04/19/13	454,000	457,340	(3,340)
Citigroup, Inc.	EU Euro	939,420	Sell	04/19/13	1,229,000	1,204,331	24,669
Citigroup, Inc.	EU Euro	3,002,959	Sell	04/19/13	3,934,000	3,849,775	84,225
Citigroup, Inc.	British Pound	5,170,606	Sell	04/19/13	7,817,000	7,855,768	(38,768)
Citigroup, Inc.	Norwegian Krone	11,064,079	Sell	04/19/13	1,934,000	1,893,019	40,981
Citigroup, Inc.	Brazilian Real	9,491,054	Sell	04/05/13	4,761,000	4,695,211	65,789
Citigroup, Inc.	Swedish Krona	21,068,060	Sell	04/19/13	3,278,000	3,231,797	46,203
Citigroup, Inc.	Norwegian Krone	28,355,628	Sell	04/19/13	4,988,000	4,851,532	136,468
Citigroup, Inc.	New Zealand Dollar	817,819	Sell	04/19/13	689,000	683,499	5,501
Citigroup, Inc.	New Zealand Dollar	499,289	Sell	04/19/13	421,000	417,285	3,715

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	New Zealand Dollar	3,103,096	Sell	04/19/13	$2,600,000	$2,593,439	$6,561
Citigroup, Inc.	Swiss Franc	7,482,518	Sell	04/19/13	8,158,000	7,883,837	274,163
Citigroup, Inc.	Brazilian Real	3,825,219	Sell	04/05/13	1,869,000	1,892,330	(23,330)
Citigroup, Inc.	British Pound	6,162,818	Sell	04/19/13	9,733,000	9,363,248	369,752
Citigroup, Inc.	Norwegian Krone	14,532,693	Sell	04/19/13	2,624,000	2,486,484	137,516
Citigroup, Inc.	British Pound	1,379,434	Sell	04/19/13	2,159,000	2,095,791	63,209
Citigroup, Inc.	Norwegian Krone	14,494,685	Sell	04/19/13	2,627,000	2,479,981	147,019
Citigroup, Inc.	British Pound	1,344,520	Sell	04/19/13	2,104,000	2,042,746	61,254
Citigroup, Inc.	Norwegian Krone	9,820,222	Sell	04/19/13	1,788,000	1,680,200	107,800
Citigroup, Inc.	Hungarian Forint	371,521,375	Sell	04/19/13	1,700,841	1,561,431	139,410
Citigroup, Inc.	New Zealand Dollar	2,087,961	Sell	04/19/13	1,757,000	1,745,031	11,969
Citigroup, Inc.	Norwegian Krone	34,844,348	Sell	04/19/13	6,345,000	5,961,725	383,275
Citigroup, Inc.	Swedish Krona	14,394,025	Sell	04/19/13	2,273,000	2,208,014	64,986
Citigroup, Inc.	Russian Ruble	47,221,152	Sell	04/19/13	1,552,000	1,513,905	38,095
Citigroup, Inc.	Norwegian Krone	10,178,223	Sell	04/19/13	1,862,000	1,741,452	120,548
Citigroup, Inc.	Swedish Krona	3,084,960	Sell	04/19/13	489,000	473,227	15,773
Citigroup, Inc.	Indian Rupee	97,217,400	Sell	06/14/13	1,758,000	1,761,549	(3,549)
Citigroup, Inc.	Malaysian Ringgit	5,845,275	Sell	06/14/13	1,878,000	1,878,157	(157)
Citigroup, Inc.	Hungarian Forint	828,557,688	Sell	04/19/13	3,732,260	3,482,265	249,995
Citigroup, Inc.	British Pound	2,529,199	Sell	04/19/13	3,978,000	3,842,644	135,356
Citigroup, Inc.	Russian Ruble	44,045,640	Sell	04/19/13	1,450,540	1,412,098	38,442
Citigroup, Inc.	British Pound	2,520,340	Sell	04/19/13	3,979,000	3,829,185	149,815
Citigroup, Inc.	Polish Zloty	6,350,305	Sell	06/14/13	1,954,000	1,938,546	15,454
Citigroup, Inc.	Swiss Franc	1,814,134	Sell	04/19/13	1,955,000	1,911,434	43,566
Citigroup, Inc.	Swiss Franc	1,189,676	Sell	04/19/13	1,281,000	1,253,484	27,516
Citigroup, Inc.	British Pound	1,415,073	Sell	04/19/13	2,241,000	2,149,938	91,062
Citigroup, Inc.	Russian Ruble	44,054,469	Sell	04/19/13	1,433,761	1,412,381	21,380
Citigroup, Inc.	Singapore Dollar	2,457,510	Sell	06/14/13	1,965,000	1,981,669	(16,669)
Citigroup, Inc.	Swedish Krona	7,908,754	Sell	04/19/13	1,214,000	1,213,187	813
Citigroup, Inc.	Norwegian Krone	21,015,886	Sell	04/19/13	3,758,000	3,595,732	162,268
Citigroup, Inc.	Norwegian Krone	21,259,717	Sell	04/19/13	3,794,000	3,637,451	156,549
Citigroup, Inc.	Swedish Krona	8,776,816	Sell	04/19/13	1,345,000	1,346,346	(1,346)
Citigroup, Inc.	South African Rand	15,517,186	Sell	06/14/13	1,676,000	1,670,719	5,281
Citigroup, Inc.	South African Rand	18,272,596	Sell	06/14/13	1,973,000	1,967,392	5,608
Citigroup, Inc.	Mexican Peso	26,980,686	Sell	06/14/13	2,133,000	2,169,200	(36,200)
Citigroup, Inc.	Polish Zloty	6,329,652	Sell	06/14/13	1,982,000	1,932,242	49,758
Citigroup, Inc.	Mexican Peso	24,976,142	Sell	06/14/13	1,975,000	2,008,038	(33,038)
Citigroup, Inc.	Norwegian Krone	24,780,190	Sell	04/19/13	4,481,000	4,239,789	241,211
Citigroup, Inc.	Mexican Peso	25,055,384	Sell	06/14/13	1,982,000	2,014,409	(32,409)
Citigroup, Inc.	New Zealand Dollar	8,094,018	Sell	04/19/13	6,735,000	6,764,647	(29,647)
Citigroup, Inc.	Swedish Krona	2,587,189	Sell	04/19/13	399,000	396,870	2,130
Citigroup, Inc.	Norwegian Krone	32,048,510	Sell	04/19/13	5,763,000	5,483,369	279,631
Citigroup, Inc.	New Zealand Dollar	3,856,703	Sell	04/19/13	3,227,000	3,223,274	3,726
Citigroup, Inc.	Swiss Franc	609,236	Sell	04/19/13	659,000	641,911	17,089
Citigroup, Inc.	Swiss Franc	1,902,448	Sell	04/19/13	2,059,000	2,004,484	54,516
Citigroup, Inc.	Swiss Franc	1,421,351	Sell	04/19/13	1,539,327	1,497,585	41,742
Citigroup, Inc.	South African Rand	18,108,304	Sell	06/14/13	1,977,000	1,949,702	27,298
Citigroup, Inc.	Mexican Peso	25,705,714	Sell	06/14/13	1,992,000	2,066,695	(74,695)
Citigroup, Inc.	Mexican Peso	5,649,298	Sell	06/14/13	438,000	454,194	(16,194)
Credit Suisse Group AG	Australian Dollar	2,641,600	Sell	04/19/13	2,740,000	2,746,827	(6,827)
Credit Suisse Group AG	Norwegian Krone	433,554	Sell	04/19/13	75,000	74,179	821
Credit Suisse Group AG	British Pound	1,444,898	Sell	04/19/13	2,179,000	2,195,252	(16,252)
Credit Suisse Group AG	British Pound	1,471,603	Sell	04/19/13	2,209,000	2,235,826	(26,826)
Credit Suisse Group AG	Norwegian Krone	45,560,646	Sell	04/19/13	8,009,000	7,795,240	213,760
Credit Suisse Group AG	Swedish Krona	2,478,347	Sell	04/19/13	391,000	380,173	10,827
Credit Suisse Group AG	Hungarian Forint	459,543,420	Sell	04/19/13	2,057,869	1,931,371	126,498
Credit Suisse Group AG	Hungarian Forint	595,107,552	Sell	04/19/13	2,667,325	2,501,121	166,204
Credit Suisse Group AG	Turkish Lira	4,681,547	Sell	06/14/13	2,546,952	2,563,210	(16,258)
Credit Suisse Group AG	Norwegian Krone	2,554,946	Sell	04/19/13	454,000	437,141	16,859

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Norwegian Krone	26,465,723	Sell	04/19/13	$4,715,903	$4,528,177	$187,726
Credit Suisse Group AG	Swedish Krona	49,873,883	Sell	04/19/13	7,644,806	7,650,551	(5,745)
Credit Suisse Group AG	New Zealand Dollar	8,296,617	Sell	04/19/13	6,885,280	6,933,971	(48,691)
Deutsche Bank AG	Brazilian Real	3,896,088	Sell	04/05/13	1,960,000	1,927,389	32,611
Deutsche Bank AG	Japanese Yen	127,913,220	Sell	04/19/13	1,355,000	1,358,978	(3,978)
Deutsche Bank AG	Swedish Krona	13,470,001	Sell	04/19/13	2,085,000	2,066,271	18,729
Deutsche Bank AG	New Zealand Dollar	1,135,410	Sell	04/19/13	934,000	948,929	(14,929)
Deutsche Bank AG	Brazilian Real	914,986	Sell	04/05/13	460,000	452,642	7,358
Deutsche Bank AG	British Pound	5,736,983	Sell	04/19/13	8,604,000	8,716,271	(112,271)
Deutsche Bank AG	Swedish Krona	4,636,097	Sell	04/19/13	716,000	711,168	4,832
Deutsche Bank AG	Australian Dollar	1,119,945	Sell	04/19/13	1,151,000	1,164,557	(13,557)
Deutsche Bank AG	Swedish Krona	25,128,458	Sell	04/19/13	3,944,000	3,854,654	89,346
Deutsche Bank AG	Australian Dollar	1,906,779	Sell	04/19/13	1,952,000	1,982,734	(30,734)
Deutsche Bank AG	Norwegian Krone	46,003,501	Sell	04/19/13	8,006,000	7,871,011	134,989
Deutsche Bank AG	Japanese Yen	48,548,393	Sell	04/19/13	507,000	515,789	(8,789)
Deutsche Bank AG	Hungarian Forint	215,546,565	Sell	04/19/13	930,811	905,901	24,910
Deutsche Bank AG	EU Euro	1,545,096	Sell	04/19/13	2,010,000	1,980,804	29,196
Deutsche Bank AG	Russian Ruble	5,851,546	Sell	04/19/13	190,044	187,600	2,444
Deutsche Bank AG	New Zealand Dollar	3,069,060	Sell	04/19/13	2,569,000	2,564,994	4,006
Deutsche Bank AG	Norwegian Krone	13,974,197	Sell	04/19/13	2,544,000	2,390,928	153,072
Deutsche Bank AG	Russian Ruble	78,000,000	Sell	04/19/13	2,566,887	2,500,671	66,216
Deutsche Bank AG	Norwegian Krone	3,740,222	Sell	04/19/13	673,000	639,937	33,063
Deutsche Bank AG	New Zealand Dollar	9,678,227	Sell	04/19/13	8,121,000	8,088,663	32,337
Deutsche Bank AG	Hungarian Forint	1,027,960,950	Sell	04/19/13	4,723,000	4,320,318	402,682
Deutsche Bank AG	Russian Ruble	28,528,710	Sell	04/19/13	937,889	914,627	23,262
Deutsche Bank AG	British Pound	2,582,437	Sell	04/19/13	4,063,000	3,923,530	139,470
Deutsche Bank AG	British Pound	288,887	Sell	04/19/13	456,000	438,910	17,090
Deutsche Bank AG	Brazilian Real	3,428,574	Sell	04/05/13	1,668,000	1,696,111	(28,111)
Deutsche Bank AG	Polish Zloty	6,304,402	Sell	06/14/13	1,973,000	1,924,534	48,466
Deutsche Bank AG	Polish Zloty	6,382,787	Sell	06/14/13	1,973,000	1,948,462	24,538
Deutsche Bank AG	South Korean Won	2,131,207,600	Sell	06/14/13	1,909,000	1,907,889	1,111
Deutsche Bank AG	South African Rand	18,486,562	Sell	06/14/13	1,982,000	1,990,429	(8,429)
Deutsche Bank AG	Singapore Dollar	2,604,752	Sell	06/14/13	2,083,000	2,100,401	(17,401)
Deutsche Bank AG	New Zealand Dollar	1,514,412	Sell	04/19/13	1,262,000	1,265,683	(3,683)
Deutsche Bank AG	New Zealand Dollar	2,391,792	Sell	04/19/13	1,997,000	1,998,961	(1,961)
Deutsche Bank AG	South African Rand	18,257,708	Sell	06/14/13	1,982,000	1,965,789	16,211
Deutsche Bank AG	Polish Zloty	6,340,143	Sell	06/14/13	1,982,000	1,935,444	46,556
Deutsche Bank AG	British Pound	7,137,120	Sell	04/19/13	11,449,668	10,843,518	606,150
Deutsche Bank AG	Turkish Lira	7,232,456	Sell	06/14/13	3,980,000	3,959,867	20,133
Deutsche Bank AG	Mexican Peso	41,759,250	Sell	06/14/13	3,250,000	3,357,371	(107,371)
Deutsche Bank AG	British Pound	4,410,506	Sell	04/19/13	7,091,931	6,700,939	390,992
Deutsche Bank AG	South Korean Won	344,106,142	Sell	06/14/13	313,665	308,049	5,616
Deutsche Bank AG	Indonesian Rupiah	9,048,990,000	Sell	06/14/13	922,896	922,364	532
Deutsche Bank AG	Thai Baht	106,881,651	Sell	06/14/13	3,564,563	3,633,169	(68,606)
Deutsche Bank AG	Malaysian Ringgit	4,004,243	Sell	06/14/13	1,283,000	1,286,612	(3,612)
Deutsche Bank AG	Czech Koruna	203,753,849	Sell	06/14/13	10,405,160	10,138,251	266,909
Deutsche Bank AG	Mexican Peso	25,647,371	Sell	06/14/13	1,992,000	2,062,004	(70,004)
Deutsche Bank AG	Philippine Peso	187,999,125	Sell	07/12/13	4,605,000	4,609,240	(4,240)
Deutsche Bank AG	Philippine Peso	131,958,080	Sell	07/12/13	3,247,000	3,235,262	11,738
Deutsche Bank AG	Colombian Peso	810,269,383	Sell	07/12/13	445,891	440,120	5,771
Goldman Sachs & Co.	EU Euro	2,025,095	Sell	04/19/13	2,587,000	2,596,159	(9,159)
Goldman Sachs & Co.	Swedish Krona	25,230,106	Sell	04/19/13	3,966,000	3,870,247	95,753
Goldman Sachs & Co.	Norwegian Krone	22,178,822	Sell	04/19/13	4,032,000	3,794,706	237,294
Goldman Sachs & Co.	Polish Zloty	1,913,213	Sell	06/14/13	595,000	584,043	10,957
Goldman Sachs & Co.	South African Rand	6,481,905	Sell	06/14/13	712,320	697,900	14,420
HSBC	Brazilian Real	2,018,859	Sell	04/05/13	1,017,612	998,727	18,885
HSBC	Peruvian Nuevo Sol	1,114,653	Sell	06/14/13	429,000	429,515	(515)
JPMorgan Chase & Co.	Japanese Yen	133,182,396	Sell	04/19/13	1,410,000	1,414,958	(4,958)
JPMorgan Chase & Co.	Australian Dollar	2,368,145	Sell	04/19/13	2,454,000	2,462,479	(8,479)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	7,277,257	Sell	04/19/13	$7,524,000	$7,567,143	$(43,143)
JPMorgan Chase & Co.	EU Euro	6,348,475	Sell	04/19/13	8,241,000	8,138,706	102,294
JPMorgan Chase & Co.	Australian Dollar	3,054,567	Sell	04/19/13	3,143,000	3,176,244	(33,244)
JPMorgan Chase & Co.	Hungarian Forint	466,617,586	Sell	04/19/13	2,023,803	1,961,102	62,701
JPMorgan Chase & Co.	Australian Dollar	1,891,011	Sell	04/19/13	1,930,000	1,966,339	(36,339)
JPMorgan Chase & Co.	Australian Dollar	1,970,221	Sell	04/19/13	2,017,000	2,048,704	(31,704)
JPMorgan Chase & Co.	EU Euro	4,585,675	Sell	04/19/13	5,979,000	5,878,807	100,193
JPMorgan Chase & Co.	EU Euro	11,285,799	Sell	04/19/13	14,647,015	14,468,324	178,691
JPMorgan Chase & Co.	British Pound	1,493,039	Sell	04/19/13	2,266,000	2,268,393	(2,393)
JPMorgan Chase & Co.	Japanese Yen	162,229,457	Sell	04/19/13	1,753,000	1,723,561	29,439
JPMorgan Chase & Co.	British Pound	1,275,180	Sell	04/19/13	1,939,000	1,937,397	1,603
JPMorgan Chase & Co.	British Pound	3,092,371	Sell	04/19/13	4,845,000	4,698,279	146,721
JPMorgan Chase & Co.	Norwegian Krone	16,152,195	Sell	04/19/13	2,908,000	2,763,575	144,425
JPMorgan Chase & Co.	Brazilian Real	16,994,850	Sell	04/05/13	8,220,000	8,407,328	(187,328)
UBS Warburg LLC	New Zealand Dollar	3,562,895	Sell	04/19/13	2,960,000	2,977,721	(17,721)
UBS Warburg LLC	Japanese Yen	748,437,343	Sell	04/19/13	7,842,000	7,951,559	(109,559)
UBS Warburg LLC	New Zealand Dollar	1,880,473	Sell	04/19/13	1,586,000	1,571,621	14,379
UBS Warburg LLC	New Zealand Dollar	1,465,710	Sell	04/19/13	1,238,000	1,224,980	13,020
UBS Warburg LLC	New Zealand Dollar	1,576,711	Sell	04/19/13	1,317,000	1,317,750	(750)
UBS Warburg LLC	British Pound	724,522	Sell	04/19/13	1,159,000	1,100,775	58,225
UBS Warburg LLC	Norwegian Krone	62,613,332	Sell	04/19/13	11,277,000	10,712,885	564,115
							$8,894,096

ING Global Bond Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	7	06/06/13	$1,215,480	$21,629
Australia 10-Year Bond	16	06/17/13	2,025,672	26,575
Australia 3-Year Bond	32	06/17/13	3,630,383	10,451
Canada 10-Year Bond	42	06/19/13	5,582,360	24,333
Euro-Bobl 5-Year	23	06/06/13	3,736,041	23,835
Euro-Schatz	256	06/06/13	36,366,097	36,776
Long Gilt	124	06/26/13	22,379,651	558,339
Short Gilt	51	06/26/13	8,094,070	5,201
U.S. Treasury 10-Year Note	223	06/19/13	29,432,517	338,803
U.S. Treasury 2-Year Note	35	06/28/13	7,715,859	(592)
U.S. Treasury Ultra Long Bond	98	06/19/13	15,444,187	(113,392)
			$135,622,317	$931,958
Short Contracts
Euro-Bund	(163)	06/06/13	(30,399,003)	(312,120)
Medium Gilt	(74)	06/26/13	(12,913,710)	(125,903)
U.S. Treasury 5-Year Note	(551)	06/28/13	(68,354,134)	(128,542)
U.S. Treasury Long Bond	(264)	06/19/13	(38,139,750)	(402,572)
			$(149,806,597)	$(969,137)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.100% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Credit Suisse Group AG	04/03/15	AUD	103,200,000	$(79,887)	$—	$(79,887)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	27,000,000	(595,419)	—	(595,419)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL	3,300,000	(12,134)	—	(12,134)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	28,500,000	(626,455)	—	(626,455)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	10,000,000,000	(378,824)	—	(378,824)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse Group AG	03/26/17	KRW	10,000,000,000	(375,228)	—	(375,228)
Receive a fixed rate equal to 4.465% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Bank of America	03/28/16	MXN	65,000,000	(1,609)	—	(1,609)
Receive a fixed rate equal to 5.595% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Bank of America	03/14/23	MXN	24,400,000	5,690	—	5,690
Receive a fixed rate equal to 5.580% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Citigroup, Inc.	03/14/23	MXN	25,500,000	3,391	—	3,391
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: HSBC Bank PLC	03/13/23	MXN	25,500,000	2,693	—	2,693
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	33,500,000	(601,128)	—	(601,128)
				$(2,658,910)	$—	$(2,658,910)

ING Global Bond Portfolio Written OTC Options on March 31, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
39,800,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.220	USD	09/09/13	$318,400	$(375,860)
19,700,000	Barclays Bank PLC	USD Put vs. JPY Call Currency Option	88.500	USD	06/13/13	66,980	(83,546)
20,000,000	Barclays Bank PLC	USD Put vs. JPY Call Currency Option	89.000	USD	04/02/13	40,000	(177)
20,100,000	Deutsche Bank AG	USD Put vs. JPY Call Currency Option	86.000	USD	05/16/13	54,461	(15,087)
			Total Written OTC Options			$479,841	$(474,670)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Foreign exchange contracts	$(1,639,630)
Interest rate contracts	(2,696,089)
Total	$(4,335,719)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
148,403	iShares iBoxx $ High Yield Corporate Bond Fund	$14,001,823	5.0
340,472	SPDR Barclays Capital High Yield Bond ETF	13,996,804	5.0

	Total Exchange-Traded Funds
	(Cost $27,371,334)	27,998,627	10.0

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
976,776	ING Emerging Markets Index Portfolio - Class I	11,184,081	4.0
2,860,195	ING International Index Portfolio - Class I	25,255,520	9.0
1,801,499	ING RussellTM Mid Cap Index Portfolio - Class I	25,311,061	9.1
386,966	ING RussellTM Small Cap Index Portfolio - Class I	5,595,525	2.0
11,479,526	ING U.S. Bond Index Portfolio - Class I	125,700,804	44.9
4,634,546	ING U.S. Stock Index Portfolio - Class I	58,905,085	21.0

	Total Mutual Funds
	(Cost $237,442,134)	251,952,076	90.0

	Total Investments in Securities (Cost $264,813,468)	$279,950,703	100.0
	Assets in Excess of Other Liabilities	51,502	—
	Net Assets	$280,002,205	100.0

	Cost for federal income tax purposes is $265,920,358.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$15,601,595
	Gross Unrealized Depreciation	(1,571,250)
	Net Unrealized Appreciation	$14,030,345

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,998,627	$—	$—	$27,998,627
Mutual Funds	251,952,076	—	—	251,952,076
Total Investments, at fair value	$279,950,703	$—	$—	$279,950,703

PORTFOLIO OF INVESTMENTS
ING Index Solution 2020 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
9	iShares iBoxx $ High Yield Corporate Bond Fund	$849	4.7
23	SPDR Barclays Capital High Yield Bond ETF	946	5.3

	Total Exchange-Traded Funds
	(Cost $1,755)	1,795	10.0

MUTUAL FUNDS: 89.2%
	Affiliated Investment Companies: 89.2%
62	ING Emerging Markets Index Portfolio - Class I	714	4.0
223	ING International Index Portfolio - Class I	1,970	10.9
141	ING RussellTM Mid Cap Index Portfolio - Class I	1,974	10.9
37	ING RussellTM Small Cap Index Portfolio - Class I	535	3.0
537	ING U.S. Bond Index Portfolio - Class I	5,883	32.6
394	ING U.S. Stock Index Portfolio - Class I	5,012	27.8

	Total Mutual Funds
	(Cost $14,497)	16,088	89.2

	Total Investments in Securities (Cost $16,252)	$17,883	99.2
	Assets in Excess of Other Liabilities	153	0.8
	Net Assets	$18,036	100.0

	Cost for federal income tax purposes is $16,269.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,684
	Gross Unrealized Depreciation	(70)
	Net Unrealized Appreciation	$1,614

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,795	$—	$—	$1,795
Mutual Funds	16,088	—	—	16,088
Total Investments, at fair value	$17,883	$—	$—	$17,883

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
224,535	iShares iBoxx $ High Yield Corporate Bond Fund	$21,184,877	5.0
515,122	SPDR Barclays Capital High Yield Bond ETF	21,176,666	5.0
	Total Exchange-Traded Funds
	(Cost $41,483,889)	42,361,543	10.0
MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
1,847,773	ING Emerging Markets Index Portfolio - Class I	21,156,998	5.0
6,733,154	ING International Index Portfolio - Class I	59,453,747	14.0
4,240,762	ING RussellTM Mid Cap Index Portfolio - Class I	59,582,703	14.1
1,171,229	ING RussellTM Small Cap Index Portfolio - Class I	16,935,967	4.0
8,493,111	ING U.S. Bond Index Portfolio - Class I	92,999,561	21.9
10,353,382	ING U.S. Stock Index Portfolio - Class I	131,591,489	31.0
	Total Mutual Funds
	(Cost $346,730,782)	381,720,465	90.0
	Total Investments in Securities (Cost $388,214,671)	$424,082,008	100.0
	Liabilities in Excess of Other Assets	(29,349)	—
	Net Assets	$424,052,659	100.0
	Cost for federal income tax purposes is $389,170,763.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$36,644,840
	Gross Unrealized Depreciation	(1,733,595)
	Net Unrealized Appreciation	$34,911,245

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,361,543	$—	$—	$42,361,543
Mutual Funds	381,720,465	—	—	381,720,465
Total Investments, at fair value	$424,082,008	$—	$—	$424,082,008

PORTFOLIO OF INVESTMENTS
ING Index Solution 2030 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
7	iShares iBoxx $ High Yield Corporate Bond Fund	$660	3.5
16	SPDR Barclays Capital High Yield Bond ETF	658	3.4
	Total Exchange-Traded Funds
	(Cost $1,292)	1,318	6.9
MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 92.3%
98	ING Emerging Markets Index Portfolio - Class I	1,127	5.9
406	ING International Index Portfolio - Class I	3,582	18.9
188	ING RussellTM Mid Cap Index Portfolio - Class I	2,646	13.9
52	ING RussellTM Small Cap Index Portfolio - Class I	752	4.0
274	ING U.S. Bond Index Portfolio - Class I	3,004	15.8
504	ING U.S. Stock Index Portfolio - Class I	6,408	33.8
	Total Mutual Funds
	(Cost $15,006)	17,519	92.3
	Total Investments in Securities (Cost $16,298)	$18,837	99.2
	Assets in Excess of Other Liabilities	146	0.8
	Net Assets	$18,983	100.0
	Cost for federal income tax purposes is $16,309.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,567
	Gross Unrealized Depreciation	(39)
	Net Unrealized Appreciation	$2,528

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,318	$—	$—	$1,318
Mutual Funds	17,519	—	—	17,519
Total Investments, at fair value	$18,837	$—	$—	$18,837

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
122,011	iShares iBoxx $ High Yield Corporate Bond Fund	$11,511,738	3.5
279,915	SPDR Barclays Capital High Yield Bond ETF	11,507,306	3.5
	Total Exchange-Traded Funds
	(Cost $22,626,160)	23,019,044	7.0
MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 93.1%
1,723,029	ING Emerging Markets Index Portfolio - Class I	19,728,687	6.0
7,100,731	ING International Index Portfolio - Class I	62,699,453	19.0
3,530,690	ING RussellTM Mid Cap Index Portfolio - Class I	49,606,198	15.1
1,137,663	ING RussellTM Small Cap Index Portfolio - Class I	16,450,603	5.0
2,401,750	ING U.S. Bond Index Portfolio - Class I	26,299,165	8.0
10,380,998	ING U.S. Stock Index Portfolio - Class I	131,942,480	40.0
	Total Mutual Funds
	(Cost $273,480,065)	306,726,586	93.1
	Total Investments in Securities (Cost $296,106,225)	$329,745,630	100.1
	Liabilities in Excess of Other Assets	(363,201)	(0.1)
	Net Assets	$329,382,429	100.0
	Cost for federal income tax purposes is $296,664,627.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$33,838,936
	Gross Unrealized Depreciation	(757,933)
	Net Unrealized Appreciation	$33,081,003

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,019,044	$—	$—	$23,019,044
Mutual Funds	306,726,586	—	—	306,726,586
Total Investments, at fair value	$329,745,630	$—	$—	$329,745,630

PORTFOLIO OF INVESTMENTS
ING Index Solution 2040 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
3	iShares iBoxx $ High Yield Corporate Bond Fund	$283	1.4
7	SPDR Barclays Capital High Yield Bond ETF	288	1.5
	Total Exchange-Traded Funds
	(Cost $569)	571	2.9
MUTUAL FUNDS: 96.6%
	Affiliated Investment Companies: 96.6%
119	ING Emerging Markets Index Portfolio - Class I	1,359	7.0
441	ING International Index Portfolio - Class I	3,897	19.9
222	ING RussellTM Mid Cap Index Portfolio - Class I	3,125	16.0
67	ING RussellTM Small Cap Index Portfolio - Class I	972	5.0
105	ING U.S. Bond Index Portfolio - Class I	1,155	5.9
659	ING U.S. Stock Index Portfolio - Class I	8,376	42.8
	Total Mutual Funds
	(Cost $15,771)	18,884	96.6
	Total Investments in Securities (Cost $16,340)	$19,455	99.5
	Assets in Excess of Other Liabilities	92	0.5
	Net Assets	$19,547	100.0
	Cost for federal income tax purposes is $16,344.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,128
	Gross Unrealized Depreciation	(17)
	Net Unrealized Appreciation	$3,111

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$571	$—	$—	$571
Mutual Funds	18,884	—	—	18,884
Total Investments, at fair value	$19,455	$—	$—	$19,455

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
29,472	iShares iBoxx $ High Yield Corporate Bond Fund	$2,780,683	1.5
67,610	SPDR Barclays Capital High Yield Bond ETF	2,779,447	1.5
	Total Exchange-Traded Funds
	(Cost $5,545,149)	5,560,130	3.0
MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
1,456,115	ING Emerging Markets Index Portfolio - Class I	16,672,521	9.0
4,421,527	ING International Index Portfolio - Class I	39,042,087	21.0
2,254,398	ING RussellTM Mid Cap Index Portfolio - Class I	31,674,285	17.1
640,953	ING RussellTM Small Cap Index Portfolio - Class I	9,268,175	5.0
338,220	ING U.S. Bond Index Portfolio - Class I	3,703,510	2.0
6,287,243	ING U.S. Stock Index Portfolio - Class I	79,910,859	43.0
	Total Mutual Funds
	(Cost $159,563,074)	180,271,437	97.1
	Total Investments in Securities (Cost $165,108,223)	$185,831,567	100.1
	Liabilities in Excess of Other Assets	(125,940)	(0.1)
	Net Assets	$185,705,627	100.0
	Cost for federal income tax purposes is $165,697,083.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$20,735,432
	Gross Unrealized Depreciation	(600,948)
	Net Unrealized Appreciation	$20,134,484

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,560,130	$—	$—	$5,560,130
Mutual Funds	180,271,437	—	—	180,271,437
Total Investments, at fair value	$185,831,567	$—	$—	$185,831,567

PORTFOLIO OF INVESTMENTS
ING Index Solution 2050 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
3	iShares iBoxx $ High Yield Corporate Bond Fund	$283	1.5
7	SPDR Barclays Capital High Yield Bond ETF	288	1.5
	Total Exchange-Traded Funds
	(Cost $569)	571	3.0
MUTUAL FUNDS: 96.6%
	Affiliated Investment Companies: 96.6%
151	ING Emerging Markets Index Portfolio - Class I	1,732	8.9
459	ING International Index Portfolio - Class I	4,057	20.9
234	ING RussellTM Mid Cap Index Portfolio - Class I	3,291	17.0
67	ING RussellTM Small Cap Index Portfolio - Class I	963	5.0
35	ING U.S. Bond Index Portfolio - Class I	385	2.0
653	ING U.S. Stock Index Portfolio - Class I	8,303	42.8
	Total Mutual Funds
	(Cost $15,604)	18,731	96.6
	Total Investments in Securities (Cost $16,173)	$19,302	99.6
	Assets in Excess of Other Liabilities	85	0.4
	Net Assets	$19,387	100.0
	Cost for federal income tax purposes is $16,175.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,131
	Gross Unrealized Depreciation	(4)
	Net Unrealized Appreciation	$3,127

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$571	$—	$—	$571
Mutual Funds	18,731	—	—	18,731
Total Investments, at fair value	$19,302	$—	$—	$19,302

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
4,781	iShares iBoxx $ High Yield Corporate Bond Fund	451,088	1.5
10,966	SPDR Barclays Capital High Yield Bond ETF	450,812	1.5
	Total Exchange-Traded Funds
	(Cost $899,405)	901,900	3.0
MUTUAL FUNDS: 97.4%
	Affiliated Investment Companies: 97.4%
236,891	ING Emerging Markets Index Portfolio - Class I	2,712,399	9.0
719,318	ING International Index Portfolio - Class I	6,351,574	21.1
366,756	ING RussellTM Mid Cap Index Portfolio - Class I	5,152,918	17.1
104,275	ING RussellTM Small Cap Index Portfolio - Class I	1,507,811	5.0
55,268	ING U.S. Bond Index Portfolio - Class I	605,190	2.0
1,022,846	ING U.S. Stock Index Portfolio - Class I	13,000,378	43.2
	Total Mutual Funds
	(Cost $26,229,233)	29,330,270	97.4
	Total Investments in Securities (Cost $27,128,638)	$30,232,170	100.4
	Liabilities in Excess of Other Assets	(105,696)	(0.4)
	Net Assets	$30,126,474	100.0
	Cost for federal income tax purposes is $27,299,482.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,105,921
	Gross Unrealized Depreciation	(173,233)
	Net Unrealized Appreciation	$2,932,688

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$901,900	$—	$—	$901,900
Mutual Funds	29,330,270	—	—	29,330,270
Total Investments, at fair value	$30,232,170	$—	$—	$30,232,170

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
99,207	iShares iBoxx $ High Yield Corporate Bond Fund	$9,360,180	5.0
230,402	SPDR Barclays Capital High Yield Bond ETF	9,471,826	5.0
	Total Exchange-Traded Funds
	(Cost $18,366,248)	18,832,006	10.0
MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
329,184	ING Emerging Markets Index Portfolio - Class I	3,769,154	2.0
1,071,006	ING International Index Portfolio - Class I	9,456,986	5.0
1,079,331	ING RussellTM Mid Cap Index Portfolio - Class I	15,164,604	8.1
9,460,766	ING U.S. Bond Index Portfolio - Class I	103,595,390	55.0
2,975,021	ING U.S. Stock Index Portfolio - Class I	37,812,522	20.1
	Total Mutual Funds
	(Cost $161,033,709)	169,798,656	90.2
	Total Investments in Securities (Cost $179,399,957)	$188,630,662	100.2
	Liabilities in Excess of Other Assets	(355,697)	(0.2)
	Net Assets	$188,274,965	100.0
	Cost for federal income tax purposes is $180,048,110.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,247,729
	Gross Unrealized Depreciation	(665,177)
	Net Unrealized Appreciation	$8,582,552

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,832,006	$—	$—	$18,832,006
Mutual Funds	169,798,656	—	—	169,798,656
Total Investments, at fair value	$188,630,662	$—	$—	$188,630,662

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.4%
		Consumer Discretionary: 15.0%
86,109		Carnival Corp.	$2,953,539	0.8
166,435		Comcast Corp. — Class A	6,991,934	1.9
244,413	@	General Motors Co.	6,799,570	1.8
70,442		Johnson Controls, Inc.	2,470,401	0.7
38,204		Kohl’s Corp.	1,762,351	0.5
47,447		Lowe’s Cos., Inc.	1,799,190	0.5
70,887		Newell Rubbermaid, Inc.	1,850,151	0.5
217,075		News Corp. - Class B	6,677,227	1.8
171,582		Staples, Inc.	2,304,346	0.6
46,903		Target Corp.	3,210,510	0.8
81,711		Time Warner Cable, Inc.	7,849,159	2.1
50,625		Time Warner, Inc.	2,917,012	0.8
136,540		Viacom - Class B	8,406,768	2.2
			55,992,158	15.0
		Consumer Staples: 5.5%
80,840		Archer-Daniels-Midland Co.	2,726,733	0.7
109,501		CVS Caremark Corp.	6,021,460	1.6
115,145		Mondelez International, Inc.	3,524,588	1.0
15,731		Procter & Gamble Co.	1,212,231	0.3
95,746		Tyson Foods, Inc.	2,376,416	0.6
92,881		Unilever NV ADR	3,808,121	1.0
12,265		Wal-Mart Stores, Inc.	917,790	0.3
			20,587,339	5.5
		Energy: 13.3%
178,638		BP PLC ADR	7,565,319	2.0
41,402		Chevron Corp.	4,919,386	1.3
182,135		Halliburton Co.	7,360,075	2.0
91,018		Murphy Oil Corp.	5,800,577	1.6
49,387		Noble Corp.	1,884,114	0.5
54,792		Occidental Petroleum Corp.	4,294,049	1.1
139,778		QEP Resources, Inc.	4,450,532	1.2
83,512		Royal Dutch Shell PLC - Class A ADR	5,441,642	1.5
653,342	@	Weatherford International Ltd.	7,931,572	2.1
			49,647,266	13.3
		Financials: 22.9%
26,658		Aflac, Inc.	1,386,749	0.4
171,533		Allstate Corp.	8,417,124	2.2
482,298		Bank of America Corp.	5,874,390	1.6
284,844		Bank of New York Mellon Corp.	7,972,784	2.1
318,925		Citigroup, Inc.	14,109,242	3.8
221,583		Fifth Third Bancorp.	3,614,019	1.0
25,676		Goldman Sachs Group, Inc.	3,778,223	1.0
240,544		JPMorgan Chase & Co.	11,416,218	3.1
110,401		Metlife, Inc.	4,197,446	1.1
179,497		Morgan Stanley	3,945,344	1.1
85,380		PNC Financial Services Group, Inc.	5,677,770	1.5
48,370		State Street Corp.	2,858,183	0.8
28,816		Travelers Cos., Inc.	2,426,019	0.6
70,254		US Bancorp.	2,383,718	0.6
205,750		Wells Fargo & Co.	7,610,693	2.0
			85,667,922	22.9
		Health Care: 14.2%
175,221		Bristol-Myers Squibb Co.	7,217,353	1.9
66,742		Cardinal Health, Inc.	2,777,802	0.8
76,487		GlaxoSmithKline PLC ADR	3,588,005	1.0
169,667		Merck & Co., Inc.	7,504,371	2.0
59,857		Novartis AG	4,266,126	1.1
301,085		Pfizer, Inc.	8,689,313	2.3
58,210		Roche Holding AG ADR	3,411,106	0.9
105,093	@	Sanofi-Aventis SA ADR	5,368,151	1.4
113,613		UnitedHealth Group, Inc.	6,499,800	1.8
55,672		WellPoint, Inc.	3,687,157	1.0
			53,009,184	14.2
		Industrials: 6.2%
76,421		Emerson Electric Co.	4,269,641	1.1
330,438		General Electric Co.	7,639,727	2.1
38,198		Honeywell International, Inc.	2,878,219	0.8
104,878		Ingersoll-Rand PLC - Class A	5,769,339	1.5
84,078		Textron, Inc.	2,506,365	0.7
			23,063,291	6.2
		Information Technology: 10.2%
185,555		Cisco Systems, Inc.	3,879,955	1.0
328,210		Corning, Inc.	4,375,039	1.2
106,969	@	eBay, Inc.	5,799,859	1.6
348,963		Hewlett-Packard Co.	8,319,278	2.2
91,275		Intel Corp.	1,994,359	0.5
276,987		Microsoft Corp.	7,924,598	2.1
252,932	@	Yahoo!, Inc.	5,951,490	1.6
			38,244,578	10.2
		Materials: 2.5%
412,192		Alcoa, Inc.	3,511,876	1.0
122,383		International Paper Co.	5,700,600	1.5
			9,212,476	2.5
		Telecommunication Services: 2.4%
53,175		AT&T, Inc.	1,950,991	0.5
73,116		Verizon Communications, Inc.	3,593,651	1.0
115,329		Vodafone Group PLC ADR	3,276,497	0.9
			8,821,139	2.4
		Utilities: 2.2%
64,371		FirstEnergy Corp.	2,716,456	0.8
169,671		PPL Corp.	5,312,399	1.4
			8,028,855	2.2
		Total Common Stock
		(Cost $266,202,327)	352,274,208	94.4

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
		Mutual Funds: 5.6%
20,979,168		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $20,979,168)	$20,979,168	5.6
		Total Short-Term Investments
		(Cost $20,979,168)	20,979,168	5.6
		Total Investments in Securities (Cost $287,181,495)	$373,253,376	100.0
		Assets in Excess of Other Liabilities	94,457	—
		Net Assets	$373,347,833	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $312,123,618.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$94,675,253
		Gross Unrealized Depreciation	(33,545,495)
		Net Unrealized Appreciation	$61,129,758

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$55,992,158	$—	$—	$55,992,158
Consumer Staples	20,587,339	—	—	20,587,339
Energy	49,647,266	—	—	49,647,266
Financials	85,667,922	—	—	85,667,922
Health Care	48,743,058	4,266,126	—	53,009,184
Industrials	23,063,291	—	—	23,063,291
Information Technology	38,244,578	—	—	38,244,578
Materials	9,212,476	—	—	9,212,476
Telecommunication Services	8,821,139	—	—	8,821,139
Utilities	8,028,855	—	—	8,028,855
Total Common Stock	348,008,082	4,266,126	—	352,274,208
Short-Term Investments	20,979,168	—	—	20,979,168
Total Investments, at fair value	$368,987,250	$4,266,126	$—	$373,253,376
Other Financial Instruments+
Forward Foreign Currency Contracts	—	175,225	—	175,225
Total Assets	$368,987,250	$4,441,351	$—	$373,428,601
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(238,000)	$—	$(238,000)
Total Liabilities	$—	$(238,000)	$—	$(238,000)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of March 31, 2013 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	EU Euro	2,077,165	Sell	04/15/13	$2,701,042	$2,662,845	$38,197
The Bank of New York	Swiss Franc	1,259,235	Sell	04/15/13	1,324,256	1,326,706	(2,450)
The Bank of New York	British Pound	128,665	Sell	04/15/13	191,658	195,487	(3,829)
The Bank of New York	Swiss Franc	303,182	Sell	04/15/13	318,837	319,427	(590)
The Bank of New York	British Pound	2,005,576	Sell	04/15/13	2,987,486	3,047,165	(59,679)
CIBC World Markets	EU Euro	2,589,550	Sell	04/15/13	3,366,778	3,319,702	47,076
CIBC World Markets	EU Euro	289,830	Sell	04/15/13	376,820	371,551	5,269
CIBC World Markets	British Pound	2,795,359	Sell	04/15/13	4,166,206	4,247,119	(80,913)
Citigroup, Inc.	Swiss Franc	1,556,207	Sell	04/15/13	1,637,735	1,639,590	(1,855)
Citigroup, Inc.	EU Euro	2,284,880	Sell	04/15/13	2,971,614	2,929,126	42,488
Citigroup, Inc.	British Pound	1,490,858	Sell	04/15/13	2,221,827	2,265,130	(43,303)
State Street Bank	EU Euro	2,243,340	Sell	04/15/13	2,918,069	2,875,874	42,195
State Street Bank	British Pound	1,449,445	Sell	04/15/13	2,160,238	2,202,209	(41,971)
State Street Bank	Swiss Franc	2,780,426	Sell	04/15/13	2,925,994	2,929,404	(3,410)
							$(62,775)

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.8%
		Consumer Discretionary: 7.0%
100,815		ADT Corp.	$4,933,886	0.6
128,122		Carnival Corp.	4,394,585	0.6
258,432		Comcast Corp. — Class A	10,856,728	1.4
70,137		Home Depot, Inc.	4,894,160	0.6
83,169		Thomson Reuters Corp.	2,698,479	0.4
108,301		Time Warner Cable, Inc.	10,403,394	1.3
71,604		Time Warner, Inc.	4,125,823	0.5
199,469		Viacom - Class B	12,281,306	1.6
			54,588,361	7.0
		Consumer Staples: 7.7%
211,784		Archer-Daniels-Midland Co.	7,143,474	0.9
670,635		Avon Products, Inc.	13,902,264	1.8
132,398		Coca-Cola Co.	5,354,175	0.7
77,818		Kraft Foods Group, Inc.	4,009,962	0.5
147,477		Mondelez International, Inc.	4,514,271	0.6
59,763		PepsiCo, Inc.	4,727,851	0.6
113,556		Procter & Gamble Co.	8,750,625	1.1
186,592		Sysco Corp.	6,562,441	0.9
113,401		Unilever NV ADR	4,649,441	0.6
			59,614,504	7.7
		Energy: 6.3%
99,672		Anadarko Petroleum Corp.	8,716,317	1.1
110,896		Baker Hughes, Inc.	5,146,683	0.7
211,245		Canadian Natural Resources Ltd.	6,772,899	0.9
88,855		Chevron Corp.	10,557,751	1.4
63,775		ExxonMobil Corp.	5,746,765	0.7
100,218		Halliburton Co.	4,049,810	0.5
44,270		Occidental Petroleum Corp.	3,469,440	0.4
118,666		Williams Companies, Inc.	4,445,228	0.6
			48,904,893	6.3
		Financials: 17.2%
80,038	@	Aon PLC	4,922,337	0.6
173,245		BB&T Corp.	5,438,160	0.7
398,765		Charles Schwab Corp.	7,054,153	0.9
56,410		Chubb Corp.	4,937,567	0.6
387,882		Citigroup, Inc.	17,159,900	2.2
62,538		CME Group, Inc.	3,839,208	0.5
138,263		Comerica, Inc.	4,970,555	0.7
292,428		Fifth Third Bancorp.	4,769,501	0.6
28,779		Goldman Sachs Group, Inc.	4,234,830	0.6
463,923		JPMorgan Chase & Co.	22,017,786	2.9
292,210		Marsh & McLennan Cos., Inc.	11,095,214	1.4
432,673		Morgan Stanley	9,510,152	1.2
94,569		Northern Trust Corp.	5,159,685	0.7
164,845		PNC Financial Services Group, Inc.	10,962,192	1.4
108,267		State Street Corp.	6,397,497	0.8
197,034		Wells Fargo & Co.	7,288,288	0.9
91,254	@	Willis Group Holdings PLC	3,603,620	0.5
			133,360,645	17.2
		Health Care: 9.6%
83,882		Amgen, Inc.	8,598,744	1.1
156,874		Bristol-Myers Squibb Co.	6,461,640	0.8
89,448		Cigna Corp.	5,578,872	0.7
139,114		Eli Lilly & Co.	7,900,284	1.0
162,287		Medtronic, Inc.	7,620,997	1.0
225,898		Merck & Co., Inc.	9,991,469	1.3
8,725		Novartis AG ADR	621,569	0.1
78,074		Novartis AG	5,564,487	0.7
335,536		Pfizer, Inc.	9,683,569	1.3
91,735		UnitedHealth Group, Inc.	5,248,159	0.7
107,482		WellPoint, Inc.	7,118,533	0.9
			74,388,323	9.6
		Industrials: 4.9%
58,527		Cintas Corp.	2,582,797	0.3
128,292		CSX Corp.	3,159,832	0.4
39,284		General Dynamics Corp.	2,769,915	0.4
629,070		General Electric Co.	14,544,098	1.9
118,901		Ingersoll-Rand PLC - Class A	6,540,744	0.8
254,563		Tyco International Ltd.	8,146,016	1.1
			37,743,402	4.9
		Information Technology: 7.0%
154,127	@	Adobe Systems, Inc.	6,706,066	0.9
177,311	@	Amdocs Ltd.	6,427,524	0.8
679,243		Applied Materials, Inc.	9,156,195	1.2
39,460		Corning, Inc.	526,002	0.1
192,545	@	eBay, Inc.	10,439,790	1.3
71,305		Intel Corp.	1,558,014	0.2
364,411		Microsoft Corp.	10,425,799	1.3
242,748	@	Symantec Corp.	5,991,020	0.8
82,154		Texas Instruments, Inc.	2,914,824	0.4
			54,145,234	7.0
		Materials: 1.0%
117,769		Dow Chemical Co.	3,749,765	0.5
32,178		PPG Industries, Inc.	4,309,921	0.5
			8,059,686	1.0
		Telecommunication Services: 1.8%
85,732		Verizon Communications, Inc.	4,213,728	0.6
329,118		Vodafone Group PLC ADR	9,350,242	1.2
			13,563,970	1.8
		Utilities: 1.3%
51,991		Edison International	2,616,187	0.3
49,584		FirstEnergy Corp.	2,092,445	0.3

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
93,954		Pinnacle West Capital Corp.	$5,438,997	0.7
			10,147,629	1.3
		Total Common Stock
		(Cost $368,562,013)	494,516,647	63.8
PREFERRED STOCK: 1.9%
		Energy: 0.7%
88,000	@, P	El Paso Energy Capital Trust I	5,168,240	0.7
		Financials: 0.6%
35,144	@	Keycorp	4,554,311	0.6
		Health Care: 0.5%
1,600	@	Healthsouth Corp.	1,880,400	0.3
30,451	@, P	Omnicare, Inc.	1,568,227	0.2
			3,448,627	0.5
		Industrials: 0.1%
86,631	#, @	Swift Mandatory Common Exchange Security Trust	1,108,608	0.1
		Total Preferred Stock
		(Cost $10,573,094)	14,279,786	1.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.6%
		Consumer Discretionary: 2.1%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	$641,820	0.1
220,000		AutoZone, Inc., 2.875%, 01/15/23	212,489	0.0
395,000		Autozone, Inc., 6.500%, 01/15/14	412,633	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	172,084	0.0
560,000		Comcast Corp., 4.250%, 01/15/33	566,417	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	662,451	0.1
615,000		COX Communications, Inc., 4.625%, 06/01/13	619,226	0.1
340,000	#	COX Communications, Inc., 4.700%, 12/15/42	336,531	0.1
106,000		COX Communications, Inc., 5.450%, 12/15/14	114,529	0.0
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	89,301	0.0
285,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	282,148	0.0
185,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	189,998	0.0
310,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	301,181	0.1
2,785,000		International Game Technology, 3.250%, 05/01/14	3,009,541	0.4
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	285,370	0.0
4,434,000		MGM Resorts International, 4.250%, 04/15/15	4,824,746	0.6
200,000		NBCUniversal Media, LLC, 2.100%, 04/01/14	202,826	0.0
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	148,450	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	254,603	0.0
645,000		Target Corp., 2.900%, 01/15/22	667,540	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	186,233	0.0
445,000		Time Warner, Inc., 5.875%, 11/15/40	476,864	0.1
555,000		Tupperware Brands Corp., 4.750%, 06/01/21	585,877	0.1
200,000		WPP Finance UK, 8.000%, 09/15/14	219,639	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	624,637	0.1
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	139,099	0.0
			16,226,233	2.1
		Consumer Staples: 0.4%
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	255,628	0.0
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	397,569	0.1
240,000		Brown-Forman Corp., 2.250%, 01/15/23	235,326	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	287,955	0.0
608,284		CVS Pass-Through Trust, 6.036%, 12/10/28	716,197	0.1
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	451,952	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	334,517	0.0
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	479,980	0.1
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	134,478	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	67,865	0.0
			3,361,467	0.4

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy: 0.8%
674,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	$753,616	0.1
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	205,318	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	373,124	0.1
848,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,043,570	0.1
250,000		Hess Corp., 5.600%, 02/15/41	269,877	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/22	268,157	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	133,856	0.0
320,000		Phillips 66, 1.950%, 03/05/15	327,184	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	312,383	0.1
510,000		Southwestern Energy Co., 4.100%, 03/15/22	540,373	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	221,844	0.0
1,841,000	#	Stone Energy Corp., 1.750%, 03/01/17	1,700,624	0.2
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	290,065	0.0
			6,439,991	0.8
		Financials: 5.4%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	167,936	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	300,765	0.0
300,000		Aegon NV, 4.625%, 12/01/15	326,819	0.0
3,071,000		Affiliated Managers Group, Inc., 3.950%, 08/15/38	3,823,395	0.5
850,000		American Tower Corp., 4.500%, 01/15/18	936,245	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	133,359	0.0
445,000		Bank of America Corp., 1.250%, 01/11/16	443,598	0.1
500,000		Bank of America Corp., 5.650%, 05/01/18	579,312	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	463,336	0.1
165,000		Barclays Bank PLC, 2.750%, 02/23/15	170,480	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	327,925	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	654,223	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	323,595	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	434,455	0.1
515,000		Charles Schwab Corp., 4.450%, 07/22/20	590,333	0.1
375,000		Citigroup, Inc., 4.050%, 07/30/22	388,406	0.1
575,000		Citigroup, Inc., 6.125%, 11/21/17	680,843	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	460,436	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	383,391	0.1
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	667,027	0.1
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,193,511	0.2
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	361,453	0.0
225,000	#	ERAC USA Finance, LLC, 2.750%, 07/01/13	226,208	0.0
340,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	346,838	0.0
380,000		General Electric Capital Corp., 4.650%, 10/17/21	426,462	0.1
700,000		General Electric Capital Corp., 6.000%, 08/07/19	851,458	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	4,225,404	0.6
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	403,176	0.1
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	849,727	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	388,361	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	519,385	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	495,837	0.1
225,000		International Lease Finance Corp., 5.875%, 08/15/22	243,106	0.0
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	377,708	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	922,342	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	236,459	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	562,997	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
285,000		Markel Corp., 5.000%, 03/30/43	$286,570	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	519,815	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	521,762	0.1
1,452,000		MGIC Investment Corp., 5.000%, 05/01/17	1,455,630	0.2
281,000		MGIC Investment Corp., 2.000%, 04/01/20	286,971	0.0
370,000		Moody’s Corp., 4.500%, 09/01/22	382,283	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	796,342	0.1
560,000		Morgan Stanley, 6.375%, 07/24/42	676,348	0.1
790,000		Morgan Stanley, 3.450%, 11/02/15	828,414	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	712,803	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	248,993	0.0
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	216,710	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	172,509	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	668,494	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	331,834	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	260,110	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	422,212	0.1
335,000		Prospect Capital Corp., 5.875%, 03/15/23	336,487	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	348,832	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	109,335	0.0
700,000		Radian Group, Inc., 3.000%, 11/15/17	842,625	0.1
282,000		Radian Group, Inc., 2.250%, 03/01/19	341,220	0.0
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	202,261	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	481,635	0.1
190,000		Simon Property Group L.P., 4.750%, 03/15/42	198,388	0.0
705,000		SLM Corp., 3.875%, 09/10/15	734,535	0.1
775,000	#	Societe Generale, 2.500%, 01/15/14	787,090	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	333,204	0.0
110,000		UBS AG, 5.750%, 04/25/18	130,517	0.0
178,000		UBS AG, 5.875%, 12/20/17	211,433	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	527,081	0.1
320,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	321,812	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	183,078	0.0
300,000	#	WEA Finance, LLC, 7.125%, 04/15/18	370,676	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	139,934	0.0
570,000		Wells Fargo & Co., 5.625%, 12/11/17	675,210	0.1
440,000		Westpac Banking Corp., 2.100%, 08/02/13	442,714	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	380,727	0.1
			41,772,905	5.4
		Health Care: 4.5%
1,250,000	#	AbbVie, Inc., 1.200%, 11/06/15	1,260,514	0.2
225,000		Aetna, Inc., 4.125%, 11/15/42	216,098	0.0
610,000		Aetna, Inc., 3.950%, 09/01/20	669,272	0.1
1,840,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	2,229,850	0.3
1,460,000		Dendreon Corp., 2.875%, 01/15/16	1,171,650	0.2
270,000		Express Scripts, Inc., 3.125%, 05/15/16	285,459	0.0
2,930,000		Gilead Sciences, Inc., 1.625%, 05/01/16	6,365,440	0.8
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	107,539	0.0
270,000		Humana, Inc., 4.625%, 12/01/42	259,908	0.0
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,801,819	0.5
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	219,075	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	381,715	0.1
959,000		NuVasive, Inc., 2.750%, 07/01/17	937,422	0.1
2,071,000		Omnicare, Inc., 3.750%, 04/01/42	2,323,403	0.3
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,149,294	0.2

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Health Care (continued)
1,766,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	$1,881,894	0.2
2,365,000		Teleflex, Inc., 3.875%, 08/01/17	3,433,684	0.4
265,000		Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22	266,443	0.0
400,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	401,923	0.1
2,475,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	2,974,641	0.4
2,254,000		Volcano Corp., 1.750%, 12/01/17	2,231,460	0.3
2,431,000	#	WellPoint, Inc., 2.750%, 10/15/42	2,668,022	0.3
			35,236,525	4.5
		Industrials: 1.0%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/15	437,855	0.1
400,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	418,500	0.1
272,341		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 01/12/21	298,895	0.0
330,000		CSX Corp., 5.500%, 04/15/41	380,296	0.1
105,000		CSX Corp., 6.150%, 05/01/37	128,645	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,025,107	0.1
209,185		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 07/02/18	238,471	0.0
800,000		Ford Motor Co., 4.750%, 01/15/43	749,820	0.1
285,000		General Electric Co., 5.250%, 12/06/17	334,339	0.1
280,000		MDC Holdings, Inc., 6.000%, 01/15/43	279,012	0.0
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	522,786	0.1
545,000	#	Pentair Finance SA, 5.000%, 05/15/21	612,559	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	282,421	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	269,909	0.0
570,000	#	Turlock Corp., 0.950%, 11/02/15	573,039	0.1
170,000		Union Pacific Corp., 6.125%, 02/15/20	212,612	0.0
225,000		United Parcel Service, Inc., 2.450%, 10/01/22	224,337	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	395,588	0.1
			7,384,191	1.0
		Information Technology: 2.8%
2,081,000		Ciena Corp., 4.000%, 12/15/20	2,499,801	0.3
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	379,501	0.0
2,338,000		Lam Research Corp., 1.250%, 05/15/18	2,506,044	0.3
2,120,000		Linear Technology Corp., 3.000%, 05/01/27	2,271,050	0.3
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,064,299	0.3
1,799,000		Micron Technology, Inc., 1.500%, 08/01/31	2,095,835	0.3
1,141,000		Novellus Systems, Inc., 2.625%, 05/15/41	1,558,178	0.2
4,972,000		SanDisk Corp., 1.500%, 08/15/17	6,432,525	0.8
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,972,686	0.3
			21,779,919	2.8
		Materials: 1.8%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	401,585	0.1
570,000		ArcelorMittal, 4.250%, 08/05/15	592,760	0.1
80,000		ArcelorMittal, 7.250%, 03/01/41	79,941	0.0
460,000		ArcelorMittal, 10.350%, 06/01/19	581,855	0.1
390,000		Barrick Gold Corp., 2.900%, 05/30/16	410,409	0.1
235,000		Barrick Gold Corp., 3.850%, 04/01/22	240,843	0.0
350,000		Barrick North America Finance, LLC, 5.700%, 05/30/41	372,785	0.1
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	5,313,188	0.7
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	331,012	0.0
285,000		Dow Chemical Co., 4.375%, 11/15/42	274,940	0.0
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	393,005	0.1
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	723,663	0.1
195,000		International Paper Co., 6.000%, 11/15/41	228,071	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	274,286	0.0
710,000		Newmont Mining Corp., 3.500%, 03/15/22	716,653	0.1
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	462,310	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Materials (continued)
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	$204,765	0.0
495,000		Southern Copper Corp., 5.250%, 11/08/42	471,927	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	85,579	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	119,595	0.0
420,000		Vale Overseas Ltd., 5.625%, 09/15/19	475,937	0.1
250,000		Vale SA, 5.625%, 09/11/42	248,967	0.0
320,000	#	Xstrata Finance Canada Ltd., 1.800%, 10/23/15	323,838	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.450%, 10/25/17	324,845	0.0
			13,652,759	1.8
		Telecommunication Services: 0.7%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	232,599	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	422,365	0.1
390,000		AT&T, Inc., 1.600%, 02/15/17	395,283	0.1
440,000		AT&T, Inc., 3.000%, 02/15/22	446,339	0.1
101,000		AT&T, Inc., 5.350%, 09/01/40	108,705	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	320,742	0.0
4,000		AT&T, Inc., 8.000%, 11/15/31	5,860	0.0
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/15	360,168	0.1
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	234,505	0.0
235,000		Rogers Communications, Inc., 4.500%, 03/15/43	235,993	0.0
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	174,832	0.0
190,000		Verizon Communications, Inc., 4.750%, 11/01/41	189,286	0.0
315,000		Verizon Communications, Inc., 6.350%, 04/01/19	387,244	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	339,790	0.0
1,170,000		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	1,251,900	0.2
			5,105,611	0.7
		Utilities: 0.1%
150,000	#	EDF S.A., 4.600%, 01/27/20	167,248	0.0
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	451,778	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	175,107	0.0
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	367,241	0.0
			1,161,374	0.1
		Total Corporate Bonds/Notes
		(Cost $133,559,092)	152,120,975	19.6
MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	207,352	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	382,057	0.1
			589,409	0.1
		Texas: 0.0%
230,000		Texas State Transportation Commission, 5.028%, 04/01/26	280,766	0.0
		Total Municipal Bonds
		(Cost $734,028)	870,175	0.1
U.S. TREASURY OBLIGATIONS: 8.7%
		U.S. Treasury Bonds: 2.9%
2,000,000		4.250%, due 11/15/40	2,464,062	0.3
20,000		1.750%, due 05/15/22	20,078	0.0
290,000		2.000%, due 11/15/21	299,357	0.0
2,000,000		2.625%, due 04/30/16	2,137,188	0.3
2,500,000		3.125%, due 11/15/41	2,520,313	0.3
400,000		1.750%, due 03/31/14	406,312	0.1
2,940,000		2.250%, due 01/31/15	3,048,756	0.4
1,001,000		2.500%, due 03/31/15	1,045,967	0.1
1,400,000		2.625%, due 06/30/14	1,442,438	0.2
1,500,000		2.625%, due 07/31/14	1,548,692	0.2
2,670,000		3.500%, due 02/15/39	2,909,048	0.4
1,300,000		4.375%, due 11/15/39	1,632,110	0.2
1,800,000		4.625%, due 02/15/40	2,347,875	0.3
230,000		6.875%, due 08/15/25	348,953	0.1
			22,171,149	2.9
		U.S. Treasury Notes: 5.8%
4,000,000		0.125%, due 07/31/14	3,996,408	0.5
5,000,000		0.250%, due 02/28/14	5,004,885	0.7

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Notes (continued)
18,000,000		0.250%, due 04/30/14	$18,016,182	2.3
310,000		0.625%, due 05/31/17	310,533	0.0
120,000		0.875%, due 04/30/17	121,481	0.0
2,000,000		2.625%, due 11/15/20	2,183,438	0.3
1,500,000		1.875%, due 04/30/14	1,527,598	0.2
880,000		2.125%, due 11/30/14	907,707	0.1
2,630,000		2.375%, due 10/31/14	2,719,381	0.4
10,000,000		2.750%, due 10/31/13	10,152,740	1.3
			44,940,353	5.8
		Total U.S. Treasury Obligations
		(Cost $64,099,750)	67,111,502	8.7
FOREIGN GOVERNMENT BONDS: 0.3%
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,119,840	0.1
100,000		Peruvian Government International Bond, 7.125%, 03/30/19	128,850	0.0
1,020,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,175,550	0.2
		Total Foreign Government Bonds
		(Cost $2,184,957)	2,424,240	0.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
		Federal Home Loan Mortgage Corporation: 0.4%##
550,000		3.000%, due 07/28/14	570,040	0.1
2,400,000		4.875%, due 06/13/18	2,877,915	0.3
			3,447,955	0.4
		Federal National Mortgage Association: 0.5%##
2,130,000		4.375%, due 10/15/15	2,345,328	0.3
915,000		6.625%, due 11/15/30	1,368,153	0.2
			3,713,481	0.5
		Total U.S. Government Agency Obligations
		(Cost $6,360,835)	7,161,436	0.9
		Total Long-Term Investments
		(Cost $586,073,769)	738,484,761	95.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Mutual Funds: 4.3%
33,237,552		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $33,237,552)	$33,237,552	4.3
		Total Short-Term Investments
		(Cost $33,237,552)	33,237,552	4.3
		Total Investments in Securities (Cost $619,311,321)	$771,722,313	99.6
		Assets in Excess of Other Liabilities	3,220,239	0.4
		Net Assets	$774,942,552	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.

		Cost for federal income tax purposes is $619,832,066.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$155,467,801
		Gross Unrealized Depreciation	(3,577,554)
		Net Unrealized Appreciation	$151,890,247

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity And Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$54,588,361	$—	$—	$54,588,361
Consumer Staples	59,614,504	—	—	59,614,504
Energy	48,904,893	—	—	48,904,893
Financials	133,360,645	—	—	133,360,645
Health Care	68,823,836	5,564,487	—	74,388,323
Industrials	37,743,402	—	—	37,743,402
Information Technology	54,145,234	—	—	54,145,234
Materials	8,059,686	—	—	8,059,686
Telecommunication Services	13,563,970	—	—	13,563,970
Utilities	10,147,629	—	—	10,147,629
Total Common Stock	488,952,160	5,564,487	—	494,516,647
Preferred Stock	—	14,279,786	—	14,279,786
Corporate Bonds/Notes	—	147,895,571	4,225,404	152,120,975
Municipal Bonds	—	870,175	—	870,175
U.S. Treasury Obligations	—	67,111,502	—	67,111,502
U.S. Government Agency Obligations	—	7,161,436	—	7,161,436
Short-Term Investments	33,237,552	—	—	33,237,552
Foreign Government Bonds	—	2,424,240	—	2,424,240
Total Investments, at fair value	$522,189,712	$245,307,197	$4,225,404	$771,722,313
Other Financial Instruments+
Forward Foreign Currency Contracts	—	52,377	—	52,377
Total Assets	$522,189,712	$245,359,574	$4,225,404	$771,774,690
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(217,961)	$—	$(217,961)
Total Liabilities	$—	$(217,961)	$—	$(217,961)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Canadian Dollar	3,304,383	Sell	04/15/13	$3,211,818	$3,251,924	$(40,106)
The Bank of New York	Swiss Franc	563,780	Sell	04/15/13	593,350	593,988	(638)
The Bank of New York	EU Euro	2,795,050	Sell	04/15/13	3,635,521	3,583,144	52,377
The Bank of New York	Swiss Franc	2,310,120	Sell	04/15/13	2,431,283	2,433,898	(2,615)
State Street Bank	Canadian Dollar	2,202,857	Sell	04/15/13	2,144,359	2,167,886	(23,527)
State Street Bank	British Pound	4,688,946	Sell	04/15/13	6,996,142	7,124,134	(127,992)
State Street Bank	Canadian Dollar	1,288,875	Sell	04/15/13	1,252,444	1,268,414	(15,970)
State Street Bank	Canadian Dollar	485,356	Sell	04/15/13	471,637	477,651	(6,014)
State Street Bank	Swiss Franc	1,337,111	Sell	04/15/13	1,407,656	1,408,755	(1,099)
							$(165,584)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Discretionary: 20.6%
20,750	@	Autozone, Inc.	$8,232,977	1.5
111,700	@	Bed Bath & Beyond, Inc.	7,195,714	1.3
64,400		Cablevision Systems Corp.	963,424	0.2
99,300		CBS Corp. - Class B	4,636,317	0.8
125,401	@	Clear Channel Outdoor Holdings, Inc.	939,253	0.2
67,953		Darden Restaurants, Inc.	3,511,811	0.6
164,400		Dish Network Corp. - Class A	6,230,760	1.1
73,150		Expedia, Inc.	4,389,732	0.8
110,900		Family Dollar Stores, Inc.	6,548,645	1.2
74,600		Gannett Co., Inc.	1,631,502	0.3
188,800		Gap, Inc.	6,683,520	1.2
72,800		Genuine Parts Co.	5,678,400	1.0
43,350	@	Jarden Corp.	1,857,548	0.3
162,600		Kohl’s Corp.	7,500,738	1.3
134,006		Marriott International, Inc.	5,659,073	1.0
61,000	@	Mohawk Industries, Inc.	6,900,320	1.2
69,500		Petsmart, Inc.	4,315,950	0.8
46,300		PVH Corp.	4,945,303	0.9
52,500		Tiffany & Co.	3,650,850	0.6
124,700		TJX Cos., Inc.	5,829,725	1.0
53,150	@	TripAdvisor, Inc.	2,791,438	0.5
25,600		VF Corp.	4,294,400	0.8
131,300		Williams-Sonoma, Inc.	6,764,576	1.2
66,100		Yum! Brands, Inc.	4,755,234	0.8
			115,907,210	20.6
		Consumer Staples: 4.7%
94,100		Beam, Inc.	5,979,114	1.1
40,612		Brown-Forman Corp.	2,899,697	0.5
101,200		Dr Pepper Snapple Group, Inc.	4,751,340	0.8
57,100		Energizer Holdings, Inc.	5,694,583	1.0
61,100		Hershey Co.	5,348,083	1.0
19,100		JM Smucker Co.	1,893,956	0.3
			26,566,773	4.7
		Energy: 5.3%
87,400		Devon Energy Corp.	4,931,108	0.9
75,700		EQT Corp.	5,128,675	0.9
84,300		Marathon Petroleum Corp.	7,553,280	1.3
70,400	L	PBF Energy, Inc.	2,616,768	0.5
137,200		QEP Resources, Inc.	4,368,448	0.8
144,497		Williams Companies, Inc.	5,412,858	0.9
			30,011,137	5.3
		Financials: 25.3%
13,913	@	Alleghany Corp.	5,508,435	1.0
118,000		Ameriprise Financial, Inc.	8,690,700	1.5
246,400		Annaly Capital Management, Inc.	3,915,296	0.7
221,150		Brookfield Properties Co.	3,797,145	0.7
90,800		Capitol Federal Financial, Inc.	1,095,956	0.2
305,000		Charles Schwab Corp.	5,395,450	1.0
56,500		Chubb Corp.	4,945,445	0.9
62,200		City National Corp.	3,664,202	0.6
40,500		Cullen/Frost Bankers, Inc.	2,532,465	0.4
448,500		Fifth Third Bancorp.	7,315,035	1.3
65,200		First Republic Bank	2,518,024	0.4
153,600		Hartford Financial Services Group, Inc.	3,962,880	0.7
85,200		HCP, Inc.	4,248,072	0.7
279,200		Huntington Bancshares, Inc.	2,063,288	0.4
208,100		Invesco Ltd.	6,026,576	1.1
215,800		Loews Corp.	9,510,306	1.7
61,261		M&T Bank Corp.	6,319,685	1.1
224,300		Marsh & McLennan Cos., Inc.	8,516,671	1.5
90,800		Northern Trust Corp.	4,954,048	0.9
257,250		Old Republic International Corp.	3,269,647	0.6
110,305	@	OneBeacon Insurance Group Ltd.	1,491,324	0.3
283,100		People’s United Financial, Inc.	3,804,864	0.7
81,100		Regency Centers Corp.	4,291,001	0.8
184,900		SunTrust Bank	5,326,969	0.9
85,000		T. Rowe Price Group, Inc.	6,363,950	1.1
191,100		UnumProvident Corp.	5,398,575	1.0
54,176		Vornado Realty Trust	4,531,281	0.8
115,000		WR Berkley Corp.	5,102,550	0.9
172,100		XL Group PLC	5,214,630	0.9
119,600		Zions Bancorp.	2,988,804	0.5
			142,763,274	25.3
		Health Care: 4.2%
105,680		AmerisourceBergen Corp.	5,437,236	1.0
93,700	@	CareFusion Corp.	3,278,563	0.6
110,300		Cigna Corp.	6,879,411	1.2
43,000	@	Henry Schein, Inc.	3,979,650	0.7
56,400		Humana, Inc.	3,897,804	0.7
			23,472,664	4.2
		Industrials: 9.7%
38,700		Alliant Techsystems, Inc.	2,803,041	0.5
136,100		Ametek, Inc.	5,901,296	1.1
78,900		Carlisle Cos., Inc.	5,348,631	1.0
98,400		Equifax, Inc.	5,666,856	1.0
124,900	@	Fortune Brands Home & Security, Inc.	4,675,007	0.8
108,500		IDEX Corp.	5,796,070	1.0
67,200		MSC Industrial Direct Co.	5,764,416	1.0
79,200		Regal-Beloit Corp.	6,459,552	1.1
118,217		Republic Services, Inc.	3,901,161	0.7
135,379	@	Rexnord Corp.	2,874,096	0.5
68,741		Snap-On, Inc.	5,684,881	1.0
			54,875,007	9.7

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: 7.3%
105,400		Amphenol Corp.	$7,868,110	1.4
174,700		Analog Devices, Inc.	8,121,803	1.4
165,400	@	Arrow Electronics, Inc.	6,718,548	1.2
156,136		Jack Henry & Associates, Inc.	7,215,045	1.3
142,900	@	Synopsys, Inc.	5,127,252	0.9
161,100		Xilinx, Inc.	6,149,187	1.1
			41,199,945	7.3
		Materials: 7.5%
67,920		Airgas, Inc.	6,734,947	1.2
103,108		Albemarle Corp.	6,446,312	1.1
185,300		Ball Corp.	8,816,574	1.6
53,300		Rock-Tenn Co.	4,945,707	0.9
23,800		Sherwin-Williams Co.	4,019,582	0.7
69,500		Sigma-Aldrich Corp.	5,398,760	1.0
119,855		Silgan Holdings, Inc.	5,663,149	1.0
			42,025,031	7.5
		Telecommunication Services: 0.3%
70,687		Telephone & Data Systems, Inc.	1,489,375	0.3

		Utilities: 10.6%
246,000		CenterPoint Energy, Inc.	5,894,160	1.1
227,000		CMS Energy Corp.	6,342,380	1.1
162,900		Energen Corp.	8,472,429	1.5
233,100		NiSource, Inc.	6,839,154	1.2
281,500		NV Energy, Inc.	5,638,445	1.0
35,500		Oneok, Inc.	1,692,285	0.3
79,800		Questar Corp.	1,941,534	0.4
77,200		Sempra Energy	6,171,368	1.1
175,300		Westar Energy, Inc.	5,816,454	1.0
122,500		Wisconsin Energy Corp.	5,254,025	0.9
191,800		Xcel Energy, Inc.	5,696,460	1.0
			59,758,694	10.6
		Total Common Stock
		(Cost $409,088,195)	538,069,110	95.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Securities Lending Collateral(cc)(1): 0.5%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $1,000,022, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/31/13-03/15/53)	$1,000,000	0.2
677,518		Morgan Stanley, Repurchase Agreement dated 03/28/13, 0.24%, due 04/01/13 (Repurchase Amount $677,536, collateralized by various U.S. Government Agency Obligations, 2.196%-5.790%, Market Value plus accrued interest $691,068, due 09/01/23-01/01/43)	677,518	0.1
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $1,000,024, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,020,000, due 07/01/27-04/01/43)	1,000,000	0.2
			2,677,518	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.7%
32,210,269		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $32,210,269)	$32,210,269	5.7
		Total Short-Term Investments
		(Cost $34,887,787)	34,887,787	6.2
		Total Investments in Securities (Cost $443,975,982)	$572,956,897	101.7
		Liabilities in Excess of Other Assets	(9,492,697)	(1.7)
		Net Assets	$563,464,200	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $447,106,900.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$132,068,223
		Gross Unrealized Depreciation	(6,218,226)
		Net Unrealized Appreciation	$125,849,997

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$538,069,110	$—	$—	$538,069,110
Short-Term Investments	32,210,269	2,677,518	—	34,887,787
Total Investments, at fair value	$570,279,379	$2,677,518	$—	$572,956,897

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 0.2%
328,400	L	Iluka Resources Ltd.	$3,227,712	0.2

		Belgium: 0.2%
56,951	@, L	ThromboGenics NV	2,744,178	0.2

		Brazil: 4.0%
2,507,500		BM&F Bovespa S.A.	16,863,504	1.0
356,200	@	Cia de Bebidas das Americas ADR	15,077,946	0.9
505,130		Embraer SA ADR	18,017,987	1.1
999,780		Itau Unibanco Holding S.A. ADR	17,796,084	1.0
			67,755,521	4.0
		Denmark: 1.4%
122,126		Carlsberg A/S	11,906,567	0.7
199,331		FLSmidth & Co. A/S	12,150,875	0.7
			24,057,442	1.4
		Finland: 0.5%
444,919		Fortum OYJ	8,974,696	0.5

		France: 5.9%
192,248		LVMH Moet Hennessy Louis Vuitton S.A.	33,030,207	2.0
149,650		PPR	32,912,305	1.9
205,030	@	Societe Generale	6,750,221	0.4
257,054		Technip S.A.	26,366,082	1.6
			99,058,815	5.9
		Germany: 10.3%
193,457		Allianz AG	26,372,573	1.6
260,193		Bayer AG	26,889,978	1.6
480,294		Bayerische Motoren Werke AG	30,746,722	1.8
88,377		Linde AG	16,462,701	1.0
486,189		SAP AG	39,102,946	2.3
309,591		Siemens AG	33,373,597	2.0
			172,948,517	10.3
		India: 3.6%
1,870,805		DLF Ltd.	8,108,318	0.5
588,860		ICICI Bank Ltd. ADR	25,262,094	1.5
326,244		Infosys Ltd.	17,407,797	1.0
2,471,859		Zee Telefilms Ltd.	9,591,872	0.6
			60,370,081	3.6
		Italy: 2.1%
88,430	@	Brunello Cucinelli SpA	1,864,365	0.1
271,927	L	Lottomatica S.p.A.	6,403,035	0.4
419,246		Prysmian S.p.A.	8,649,776	0.5
121,019	L	Tod’s S.p.A.	17,377,191	1.1
			34,294,367	2.1
		Japan: 8.1%
13,197		Dai-ichi Life Insurance Co., Ltd.	17,709,331	1.1
70,900		Fanuc Ltd.	10,916,514	0.7
81,700		Hoya Corp.	1,540,758	0.1
571,600	L	KDDI Corp.	23,899,675	1.4
66,751		Keyence Corp.	20,508,497	1.2
112,000		Kyocera Corp.	10,276,281	0.6
337,700		Murata Manufacturing Co., Ltd.	25,533,401	1.5
162,500	L	Nidec Corp.	9,740,909	0.6
379,400	L	Sumitomo Mitsui Financial Group, Inc.	15,564,835	0.9
			135,690,201	8.1
		Mexico: 2.5%
2,277,221		Fomento Economico Mexicano SA de CV ADR	25,621,721	1.6
579,684		Grupo Televisa SAB ADR	15,425,391	0.9
			41,047,112	2.5
		Netherlands: 2.4%
792,673	L	European Aeronautic Defence and Space Co. NV	40,401,391	2.4

		South Korea: 0.1%
7,583		E-Mart Co. Ltd.	1,499,566	0.1

		Spain: 3.6%
2,269,040		Banco Bilbao Vizcaya Argentaria S.A.	19,812,920	1.2
213,305		Inditex S.A.	28,425,203	1.7
583,764		Repsol YPF S.A.	11,859,791	0.7
			60,097,914	3.6
		Sweden: 5.3%
672,354		Assa Abloy AB	27,486,321	1.7
4,822,744		Telefonaktiebolaget LM Ericsson	60,417,884	3.6
			87,904,205	5.3
		Switzerland: 5.8%
385,342		Credit Suisse Group	10,134,772	0.6
278,612		Nestle S.A.	20,164,436	1.2
79,789		Roche Holding AG - Genusschein	18,600,663	1.1
306,119	@	Transocean Ltd.	15,905,943	0.9
2,148,965		UBS AG - Reg	33,045,101	2.0
			97,850,915	5.8
		Taiwan: 0.9%
4,680,111		Taiwan Semiconductor Manufacturing Co., Ltd.	15,674,890	0.9

		United Kingdom: 3.3%
1,502,186		Prudential PLC	24,397,915	1.4
746,995		Unilever PLC	31,595,899	1.9
			55,993,814	3.3
		United States: 38.0%
243,340		3M Co.	25,869,475	1.5
620,673	@	Adobe Systems, Inc.	27,005,482	1.6
517,540		Aetna, Inc.	26,456,645	1.6
57,420		Allergan, Inc.	6,409,795	0.4
849,350		Altera Corp.	30,126,444	1.8
622,620		Carnival Corp.	21,355,866	1.3
301,430		Citigroup, Inc.	13,335,263	0.8
278,360		Colgate-Palmolive Co.	32,854,831	2.0
673,180	@	eBay, Inc.	36,499,820	2.2
266,330		Emerson Electric Co.	14,879,857	0.9
409,660	@	Facebook, Inc.	10,479,103	0.6

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States (continued)
413,220		Fidelity National Financial, Inc.	$10,425,541	0.6
490,630	@, L	Fusion-io, Inc.	8,031,613	0.5
349,400		Gilead Sciences, Inc.	17,096,142	1.0
101,230		Goldman Sachs Group, Inc.	14,895,994	0.9
45,590		Google, Inc. - Class A	36,199,828	2.1
397,320		Intuit, Inc.	26,084,058	1.5
873,240	@	Juniper Networks, Inc.	16,189,870	1.0
882,670		Maxim Integrated Products	28,819,176	1.7
298,790		McDonald’s Corp.	29,786,375	1.8
506,800		McGraw-Hill Cos., Inc.	26,394,144	1.6
88,630		Medivation, Inc.	4,145,225	0.2
797,240		Microsoft Corp.	22,809,036	1.4
181,180		St. Jude Medical, Inc.	7,326,919	0.4
361,530	L	Theravance, Inc.	8,539,339	0.5
362,010		Tiffany & Co.	25,174,175	1.5
208,960		United Parcel Service, Inc. - Class B	17,949,664	1.1
81,670	@	Vertex Pharmaceuticals, Inc.	4,490,217	0.3
562,030		Walt Disney Co.	31,923,304	1.9
454,230		WellPoint, Inc.	30,083,653	1.8
325,510		Zimmer Holdings, Inc.	24,484,862	1.5
			636,121,716	38.0
		Total Common Stock
		(Cost $1,148,302,945)	1,645,713,053	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
		Securities Lending Collateral(cc)(1): 6.3%
5,258,962		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $5,259,054, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $5,364,142, due 05/31/14)	$5,258,962	0.3
24,981,459		Cantor Fitzgerald, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $24,982,143, collateralized by various U.S. Government/U.S. Government Agency Obligation, 0.000%-5.997%, Market Value plus accrued interest $25,481,088, due 09/26/13-05/01/51)	24,981,459	1.5
24,981,459		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $24,982,007, collateralized by various U.S. Government/U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $25,481,096, due 03/31/13-03/15/53)	24,981,459	1.5
24,981,459		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $24,982,007, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $25,481,096, due 04/25/13-01/01/47)	24,981,459	1.5
24,981,459		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $24,982,061, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $25,481,089, due 07/01/27-04/01/43)	24,981,459	1.5
			105,184,798	6.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
21,503,831		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $21,503,831)	$21,503,831	1.3
		Total Short-Term Investments
		(Cost $126,688,629)	126,688,629	7.6
		Total Investments in Securities (Cost $1,274,991,574)	$1,772,401,682	105.8
		Liabilities in Excess of Other Assets	(97,709,669)	(5.8)
		Net Assets	$1,674,692,013	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2013 (Unaudited) (continued)

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $1,289,193,267.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$526,180,108
	Gross Unrealized Depreciation	(42,971,693)
	Net Unrealized Appreciation	$483,208,415

Sector Diversification	Percentage of Net Assets
Information Technology	25.6%
Consumer Discretionary	18.6
Financials	15.5
Industrials	12.5
Health Care	10.6
Consumer Staples	8.4
Energy	3.2
Materials	1.9
Telecommunication Services	1.4
Utilities	0.5
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(5.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,227,712	$—	$3,227,712
Belgium	2,744,178	—	—	2,744,178
Brazil	49,959,437	17,796,084	—	67,755,521
Denmark	—	24,057,442	—	24,057,442
Finland	—	8,974,696	—	8,974,696
France	—	99,058,815	—	99,058,815
Germany	—	172,948,517	—	172,948,517
India	25,262,094	35,107,987	—	60,370,081
Italy	—	34,294,367	—	34,294,367
Japan	—	135,690,201	—	135,690,201
Mexico	41,047,112	—	—	41,047,112
Netherlands	—	40,401,391	—	40,401,391
South Korea	—	1,499,566	—	1,499,566
Spain	—	60,097,914	—	60,097,914
Sweden	—	87,904,205	—	87,904,205
Switzerland	15,905,943	81,944,972	—	97,850,915
Taiwan	—	15,674,890	—	15,674,890
United Kingdom	—	55,993,814	—	55,993,814
United States	636,121,716	—	—	636,121,716
Total Common Stock	771,040,480	874,672,573	—	1,645,713,053
Short-Term Investments	21,503,831	105,184,798	—	126,688,629
Total Investments, at fair value	$792,544,311	$979,857,371	$—	$1,772,401,682

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2013 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.3%
			Consumer Discretionary: 0.3%
1,712,197			Access Group, Inc., 1.601%, 10/27/25	$1,739,956	0.1
1,000,000		#	Daimler Finance North America, LLC, 0.894%, 03/28/14	1,002,768	0.1
500,000		#	Daimler Finance North America, LLC, 1.480%, 09/13/13	502,009	0.1
				3,244,733	0.3
			Consumer Staples: 0.0%
88,033			CVS Pass-Through Trust, 6.943%, 01/10/30	109,832	0.0
300,000			Reynolds American, Inc., 7.625%, 06/01/16	357,582	0.0
				467,414	0.0
			Energy: 0.9%
200,000		#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	213,804	0.0
285,000		#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	314,925	0.0
2,300,000			Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	2,494,617	0.2
2,791,250			Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, 09/30/20	3,119,222	0.3
2,600,000		L	Reliance Holdings USA, Inc., 4.500%, 10/19/20	2,731,427	0.2
200,000			TNK-BP Finance SA, 7.500%, 07/18/16	230,160	0.0
300,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	383,700	0.0
1,100,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,190,496	0.1
500,000			White Nights Finance BV for Gazprom, 10.500%, 03/08/14	540,000	0.1
				11,218,351	0.9
			Financials: 12.9%
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	1,005,239	0.1
2,200,000			American International Group, Inc., 5.850%, 01/16/18	2,581,931	0.2
700,000			Allstate Life Global Funding Trusts, 5.375%, 04/30/13	702,653	0.1
1,400,000			GMAC, Inc., 6.750%, 12/01/14	1,508,500	0.1
3,600,000			Ally Financial, Inc., 4.625%, 06/26/15	3,768,660	0.3
100,000			Ally Financial, Inc., 7.500%, 09/15/20	122,375	0.0
2,200,000			Ally Financial, Inc., 8.300%, 02/12/15	2,447,500	0.2
600,000			American Express Credit Corp., 5.875%, 05/02/13	602,784	0.0
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	7,819,310	0.6
800,000		#	ANZ New Zealand Int’l Ltd., 6.200%, 07/19/13	814,190	0.1
700,000		#	Banco Santander Brazil SA/Cayman Islands, 2.380%, 03/18/14	701,921	0.1
300,000			Bank of America Corp., 0.620%, 08/15/16	290,767	0.0
4,400,000			Bank of America Corp., 6.500%, 08/01/16	5,071,722	0.4
300,000		#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	337,906	0.0
1,700,000			Bank of India, 4.750%, 09/30/15	1,799,100	0.1
900,000			Bank of India, 6.250%, 02/16/21	1,016,973	0.1
600,000		#	Bank of Montreal, 2.850%, 06/09/15	630,395	0.1
800,000		#	Bank of Nova Scotia, 1.650%, 10/29/15	822,198	0.1
500,000		#	Bank of Nova Scotia, 1.950%, 01/30/17	520,790	0.0
GBP	1,700,000		Barclays Bank PLC, 14.000%, 11/29/49	3,493,301	0.3
1,200,000		#	BBVA, 6.500%, 03/10/21	1,368,000	0.1
1,900,000			Bear Stearns Cos., Inc., 6.400%, 10/02/17	2,271,404	0.2
2,200,000		#, L	BNP Paribas, 5.186%, 06/29/49	2,123,000	0.2
300,000		#	BPCE S.A., 2.375%, 10/04/13	303,108	0.0
300,000		#	CIT Group, Inc., 5.250%, 04/01/14	312,375	0.0
400,000			CitiFinancial, 6.625%, 06/01/15	440,016	0.0
2,300,000			Citigroup, Inc., 5.500%, 04/11/13	2,303,418	0.2
7,700,000			Citigroup, Inc., 5.000%, 09/15/14	8,088,072	0.6
500,000			Citigroup, Inc., 5.850%, 07/02/13	506,479	0.0
6,300,000		#	Commonwealth Bank of Australia, 0.725%, 07/12/13	6,308,001	0.5
5,700,000		#, L	Credit Agricole S.A., 8.375%, 10/29/49	6,262,875	0.5
700,000			Credit Suisse New York, 2.200%, 01/14/14	709,487	0.1
3,300,000		#	Dexia Credit Local, 0.781%, 04/29/14	3,278,193	0.3
700,000		#	DNB Bank ASA, 3.200%, 04/03/17	742,391	0.1
600,000			Eksportfinans ASA, 5.500%, 05/25/16	623,764	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
1,800,000			Export-Import Bank of Korea, 4.125%, 09/09/15	$1,935,956	0.2
500,000			Export-Import Bank of Korea, 5.125%, 06/29/20	577,466	0.0
11,900,000		#	FIH Erhvervsbank A/S, 0.650%, 06/13/13	11,911,245	1.0
3,500,000			Ford Motor Credit Co., LLC, 7.000%, 10/01/13	3,610,659	0.3
2,100,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,552,861	0.2
3,200,000			Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,602,192	0.3
1,800,000			ICICI Bank Ltd., 5.500%, 03/25/15	1,912,855	0.2
4,800,000		#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	5,162,170	0.4
300,000			International Lease Finance Corp., 5.750%, 05/15/16	325,528	0.0
700,000		#	International Lease Finance Corp., 6.750%, 09/01/16	794,500	0.1
2,100,000			JPMorgan Chase & Co., 3.150%, 07/05/16	2,228,537	0.2
900,000			JPMorgan Chase Bank NA, 0.610%, 06/13/16	886,362	0.1
2,700,000			Korea Development Bank, 4.375%, 08/10/15	2,901,998	0.2
EUR	2,400,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	3,095,678	0.2
GBP	300,000		LBG Capital No.1 PLC, 7.588%, 05/12/20	470,652	0.0
GBP	1,600,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	2,561,201	0.2
GBP	1,700,000		LBG Capital No.2 PLC, 7.625%, 12/09/19	2,667,995	0.2
3,000,000		#	Macquarie Group Ltd., 7.300%, 08/01/14	3,215,229	0.3
1,900,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,296,855	0.2
500,000		#	Monumental Global Funding Ltd., 5.500%, 04/22/13	501,463	0.0
800,000			Morgan Stanley, 5.950%, 12/28/17	927,558	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,864,610	0.2
500,000		#	National Bank of Canada, 2.200%, 10/19/16	524,301	0.0
1,400,000		#, L	Nationwide Building Society, 6.250%, 02/25/20	1,641,916	0.1
300,000		#	Nordea Bank AB, 2.125%, 01/14/14	303,547	0.0
DKK	3,069,647		Nykredit Realkredit A/S, 1.319%, 10/01/38	542,271	0.1
DKK	2,592,083		Nykredit Realkredit A/S, 1.319%, 04/01/38	455,009	0.0
600,000			Principal Life Income Funding Trusts, 5.300%, 04/24/13	601,843	0.0
900,000			Principal Life Income Funding Trusts, 5.550%, 04/27/15	988,011	0.1
2,200,000			Qatari Diar Finance QSC, 5.000%, 07/21/20	2,519,000	0.2
DKK	2,563,632		Realkredit Danmark A/S, 1.360%, 01/01/38	453,982	0.0
DKK	8,503,114		Realkredit Danmark A/S, 1.360%, 01/01/38	1,497,007	0.1
600,000		#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	579,000	0.0
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,510,142	0.2
900,000			Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	967,230	0.1
8,400,000			SLM Corp., 5.000%, 10/01/13	8,568,000	0.7
1,900,000			SLM Corp., 8.450%, 06/15/18	2,261,000	0.2
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	1,013,750	0.1
2,900,000		#	State Bank of India/London, 4.500%, 07/27/15	3,056,835	0.2
700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	799,537	0.1
400,000		#	Turkiye Garanti Bankasi AS, 2.802%, 04/20/16	400,000	0.0
1,100,000		L	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,142,625	0.1
2,400,000		#	Westpac Banking Corp., 3.585%, 08/14/14	2,499,799	0.2
				161,027,173	12.9
			Health Care: 0.4%
2,400,000			Amgen, Inc., 6.150%, 06/01/18	2,922,862	0.2
1,900,000			HCA, Inc., 8.500%, 04/15/19	2,101,875	0.2
				5,024,737	0.4
			Industrials: 0.8%
7,100,000		#	Asciano Finance Ltd., 5.000%, 04/07/18	7,801,161	0.6
2,000,000		#	Noble Group Ltd., 6.750%, 01/29/20	2,250,000	0.2
				10,051,161	0.8
			Information Technology: 0.1%
1,300,000			Dell, Inc., 4.700%, 04/15/13	1,301,802	0.1

			Materials: 1.2%
400,000		#	Braskem Finance Ltd., 5.750%, 04/15/21	421,400	0.0
3,800,000		#	Braskem Finance Ltd., 7.000%, 05/07/20	4,305,400	0.4
700,000		#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	884,603	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials (continued)
3,400,000		#, L	CSN Islands XI Corp., 6.875%, 09/21/19	$3,791,000	0.3
1,500,000		#, L	CSN Resources S.A., 6.500%, 07/21/20	1,611,750	0.1
3,000,000		#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,433,500	0.3
300,000		#	Gerdau Trade, Inc., 5.750%, 01/30/21	321,750	0.0
400,000			Rohm & Haas Co., 6.000%, 09/15/17	470,406	0.0
				15,239,809	1.2
			Telecommunication Services: 0.4%
1,500,000			AT&T, Inc., 6.300%, 01/15/38	1,808,122	0.2
2,500,000			BellSouth Corp., 5.200%, 09/15/14	2,663,850	0.2
200,000		#	Qtel International Finance Ltd., 4.750%, 02/16/21	223,500	0.0
				4,695,472	0.4
			Utilities: 1.3%
6,910,000		Z	British Transco International Finance, 3.730%, 11/04/21	5,044,818	0.4
5,100,000		#	Comision Federal de Electricidad, 4.875%, 05/26/21	5,718,375	0.5
600,000		#, L	EDF SA, 5.500%, 01/26/14	623,306	0.1
2,100,000		#	Enel Finance International S.A., 6.250%, 09/15/17	2,346,964	0.2
200,000		#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	233,112	0.0
500,000			Majapahit Holding BV, 7.250%, 06/28/17	582,500	0.0
1,000,000			NV Energy, Inc., 6.250%, 11/15/20	1,213,435	0.1
JPY	1,000,000		Tokyo Electric Power Co., Inc., 1.500%, 05/30/14	10,528	0.0
JPY	7,000,000		Tokyo Electric Power Co., Inc., 1.850%, 07/28/14	73,909	0.0
				15,846,947	1.3
			Total Corporate Bonds/Notes (Cost $214,637,699)	228,117,599	18.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
299,584			American Home Mortgage Investment Trust, 2.457%, 02/25/45	294,316	0.0
EUR	1,630,791	#	Arran Residential Mortgages Funding PLC, 1.626%, 05/16/47	2,125,731	0.2
800,000			Banc of America Commercial Mortgage, Inc., 5.728%, 05/10/45	903,128	0.1
365,396			Banc of America Funding Corp., 2.631%, 05/25/35	375,481	0.0
286,346			Banc of America Funding Corp., 5.623%, 01/20/47	224,312	0.0
223,828			Banc of America Mortgage Securities, Inc., 3.123%, 07/25/33	227,791	0.0
148,396		#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	148,373	0.0
200,000		#	BCAP, LLC Trust, 5.575%, 03/26/37	189,600	0.0
1,600,000		#	BCRR Trust, 5.858%, 07/17/40	1,863,480	0.2
1,741,069			Bear Stearns Adjustable Rate Mortgage Trust, 2.600%, 03/25/35	1,759,749	0.2
923,395			Bear Stearns Adjustable Rate Mortgage Trust, 2.793%, 03/25/35	932,991	0.1
501,577			Bear Stearns Adjustable Rate Mortgage Trust, 3.080%, 11/25/34	500,111	0.1
492,234			Bear Stearns Adjustable Rate Mortgage Trust, 3.135%, 09/25/34	462,758	0.0
73,207			Bear Stearns Adjustable Rate Mortgage Trust, 5.363%, 02/25/36	72,269	0.0
284,478			Bear Stearns Alternative-A Trust, 2.768%, 05/25/35	260,367	0.0
168,249			Bear Stearns Alternative-A Trust, 2.926%, 09/25/35	142,352	0.0
496,068			Bear Stearns Alternative-A Trust, 2.932%, 11/25/36	338,456	0.0
441,399			Bear Stearns Structured Products, Inc., 2.618%, 01/26/36	344,207	0.0
268,860			Bear Stearns Structured Products, Inc., 2.735%, 12/26/46	181,386	0.0
100,000			Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	112,032	0.0
300,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	346,315	0.0
2,808,096			Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,873,844	0.2
391,327			Citigroup Mortgage Loan Trust, Inc., 2.693%, 08/25/35	392,176	0.0
300,000			Commercial Mortgage Pass-Through Certificates Series 2007-C1, 5.383%, 02/15/40	328,907	0.0
7,336,141			Countrywide Home Loan Mortgage Pass Through Trust, 0.404%, 04/25/46	5,658,846	0.5

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
134,995			Countrywide Home Loan Mortgage Pass-through Trust, 0.524%, 03/25/35	$108,402	0.0
544,909		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.544%, 06/25/35	492,652	0.1
575,007			Countrywide Home Loan Mortgage Pass-through Trust, 2.800%, 02/20/35	550,925	0.1
340,690			Countrywide Home Loan Mortgage Pass-through Trust, 2.927%, 11/25/34	320,861	0.0
433,653		#	Credit Suisse Mortgage Capital Certificates, 0.373%, 10/15/21	425,642	0.0
2,385,382		#	Credit Suisse Mortgage Capital Certificates, 0.433%, 10/15/21	2,358,473	0.2
2,300,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,670,077	0.2
115,393			Downey Savings & Loan Association Mortgage Loan Trust, 2.512%, 07/19/44	115,940	0.0
EUR	69,075		European Loan Conduit, 0.376%, 05/15/19	84,338	0.0
232,174			First Horizon Mortgage Pass-through Trust, 2.615%, 08/25/35	231,985	0.0
4,968,508			Granite Master Issuer PLC, 0.383%, 12/20/54	4,874,106	0.4
206,829			Greenpoint Mortgage Pass-through Certificates, 2.939%, 10/25/33	205,659	0.0
100,000			Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	105,670	0.0
404,267		#	GS Mortgage Securities Corp. II, 1.103%, 03/06/20	404,591	0.0
408,016			GSR Mortgage Loan Trust, 2.662%, 09/25/35	421,477	0.0
40,268			GSR Mortgage Loan Trust, 2.752%, 06/25/34	40,024	0.0
781			GSR Mortgage Loan Trust, 6.000%, 03/25/32	819	0.0
168,475			Harborview Mortgage Loan Trust, 0.423%, 05/19/35	138,083	0.0
328,264			Harborview Mortgage Loan Trust, 3.027%, 07/19/35	284,420	0.0
183,203			Indymac Index Mortgage Loan Trust, 2.647%, 12/25/34	161,502	0.0
1,700,000		#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,901,646	0.2
800,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	904,949	0.1
2,600,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,970,835	0.3
4,300,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	4,898,801	0.4
629,236			JPMorgan Mortgage Trust, 3.003%, 07/25/35	648,700	0.1
84,895			JPMorgan Mortgage Trust, 4.863%, 02/25/35	86,164	0.0
206,751			Merrill Lynch Mortgage Investors, Inc., 0.414%, 02/25/36	184,606	0.0
235,107			Merrill Lynch Mortgage Investors Trust, 2.407%, 05/25/33	237,904	0.0
300,000			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	342,328	0.0
187,113			MLCC Mortgage Investors, Inc., 0.454%, 11/25/35	177,120	0.0
96,625			MLCC Mortgage Investors, Inc., 1.204%, 10/25/35	96,861	0.0
7,459,505			MLCC Mortgage Investors, Inc., 2.446%, 11/25/35	7,066,411	0.6
100,000			Morgan Stanley Capital I, 5.809%, 12/12/49	117,309	0.0
4,700,000			Morgan Stanley Capital I, 5.889%, 06/11/49	5,490,620	0.5
1,949,983			Provident Funding Mortgage Loan Trust, 2.926%, 10/25/35	1,904,169	0.2
42,545			Residential Accredit Loans, Inc., 0.604%, 03/25/33	41,227	0.0
28,328			Residential Asset Securitization Trust, 0.604%, 05/25/33	27,319	0.0
6,611			Residential Funding Mortgage Securities I, 6.500%, 03/25/32	6,971	0.0
152,286			Sequoia Mortgage Trust, 0.553%, 07/20/33	150,776	0.0
267,025			Sequoia Mortgage Trust, 2.651%, 04/20/35	269,170	0.0
176,255			Structured Adjustable Rate Mortgage Loan Trust, 2.653%, 08/25/35	164,622	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
411,608		Structured Asset Mortgage Investments, Inc., 0.453%, 07/19/35	$407,636	0.0
113,803	#	Structured Asset Securities Corp., 2.739%, 10/28/35	100,017	0.0
1,772,930		Thornburg Mortgage Securities Trust, 6.051%, 10/25/46	1,773,901	0.2
527,528	#	Wachovia Bank Commercial Mortgage Trust, 0.283%, 06/15/20	520,487	0.1
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	455,010	0.0
113,595		Washington Mutual Mortgage Pass-through Certificates, 0.514%, 01/25/45	109,759	0.0
119,170		Washington Mutual Mortgage Pass-through Certificates, 0.524%, 01/25/45	113,774	0.0
15,637		Washington Mutual Mortgage Pass-through Certificates, 1.577%, 08/25/42	15,038	0.0
30,795		Washington Mutual Mortgage Pass-through Certificates, 2.212%, 02/27/34	31,341	0.0
689,040		Washington Mutual Mortgage Pass-through Certificates, 2.462%, 07/25/46	654,438	0.1
762,943		Washington Mutual Mortgage Pass-through Certificates, 2.462%, 08/25/46	713,329	0.1
2,184,348		Washington Mutual Mortgage Pass-through Certificates, 5.091%, 02/25/37	2,096,597	0.2
219,229		Wells Fargo Mortgage-Backed Securities Trust, 2.745%, 10/25/33	221,104	0.0
272,426		Wells Fargo Mortgage-Backed Securities Trust, 2.610%, 01/25/35	272,716	0.0
436,361		Wells Fargo Mortgage-Backed Securities Trust, 2.624%, 12/25/34	452,431	0.0

		Federal Home Loan Mortgage Corporation: 0.1%
1,011,388		Freddie Mac, 1.575%, 07/25/44	1,037,271	0.1

		Total Collateralized Mortgage Obligations (Cost $66,233,653)	71,717,981	5.8
MUNICIPAL BONDS: 4.5%
		California: 1.9%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,182,440	0.1
1,200,000		California State Public Works Board, 7.804%, 03/01/35	1,407,360	0.1
500,000		California State University, 6.434%, 11/01/30	585,720	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	261,948	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	398,346	0.0
4,000,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,739,040	0.5
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,513,110	0.4
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	7,010,700	0.6
400,000		State of California, 5.650%, 04/01/39	401,464	0.0
500,000		State of California, 7.500%, 04/01/34	699,895	0.1
500,000		State of California, 7.550%, 04/01/39	722,400	0.1
100,000		State of California, 7.700%, 11/01/30	126,943	0.0
200,000		University of California, 6.398%, 05/15/31	247,350	0.0
300,000		University of California, 6.548%, 05/15/48	396,018	0.0
			23,692,734	1.9
		Illinois: 0.2%
1,000,000		Chicago Transit Authority, 6.200%, 12/01/40	1,140,940	0.1
100,000		Chicago Transit Authority, 6.300%, 12/01/21	115,408	0.0
700,000		Chicago Transit Authority, 6.899%, 12/01/40	864,612	0.0
700,000		Chicago Transit Authority, 6.899%, 12/01/40	864,612	0.1
			2,985,572	0.2
		Nebraska: 0.0%
500,000		Public Power Generation Agency, 7.242%, 01/01/41	595,780	0.0

		Nevada: 0.4%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	3,772,593	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Nevada (continued)
600,000		County of Clark NV, 6.820%, 07/01/45	$840,912	0.1
			4,613,505	0.4
		New Jersey: 0.1%
600,000		New Jersey Economic Development Authority, 1.280%, 06/15/13	600,228	0.1

		New York: 1.4%
5,100,000		Metropolitan Transportation Authority, 5.000%, 11/15/42	5,615,457	0.5
1,000,000		New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,101,510	0.1
2,900,000		New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,836,323	0.3
1,000,000		New York City Municipal Water Finance Authority, 6.011%, 06/15/42	1,348,860	0.1
2,900,000		New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,438,936	0.3
1,000,000		New York State Dormitory Authority, 5.000%, 12/15/30	1,170,160	0.1
100,000		Tobacco Settlement Financing Corp., 5.875%, 05/15/39	101,250	0.0
200,000		Tobacco Settlement Financing Corp., 6.250%, 06/01/42	206,000	0.0
			16,818,496	1.4
		Ohio: 0.0%
400,000		Buckeye Tobacco Settlement Financing Authority, 5.875%, 06/01/30	360,552	0.0

		Texas: 0.5%
2,200,000		City of San Antonio TX, 5.808%, 02/01/41	2,861,034	0.2
2,900,000		City of San Antonio TX, 6.308%, 02/01/37	3,453,668	0.3
			6,314,702	0.5
		Total Municipal Bonds (Cost $46,725,445)	55,981,569	4.5
ASSET-BACKED SECURITIES: 1.3%
		Home Equity Asset-Backed Securities: 0.8%
10,100,000		Accredited Mortgage Loan Trust 2006-1, 0.484%, 04/25/36	7,062,496	0.6
1,300,000		Home Equity Asset Trust 2005-2, 1.299%, 07/25/35	1,092,868	0.1
399,473		Household Home Equity Loan Trust, 0.493%, 01/20/34	397,774	0.0
2,250,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4, 0.674%, 07/25/35	1,859,342	0.1
			10,412,480	0.8
		Other Asset-Backed Securities: 0.5%
1,534,355		Countrywide Asset-Backed Certificates, 0.384%, 08/25/36	1,481,809	0.1
1,035,893		Countrywide Asset-Backed Certificates, 0.384%, 09/25/36	1,030,817	0.1
3,300,000	#	Hillmark Funding, 0.539%, 05/21/21	3,201,142	0.3
136,312		JPMorgan Mortgage Acquisition Corp., 0.264%, 03/25/47	127,718	0.0
58,753		Long Beach Mortgage Loan Trust, 0.764%, 10/25/34	52,692	0.0
			5,894,178	0.5
		Total Asset-Backed Securities (Cost $16,178,294)	16,306,658	1.3
U.S. TREASURY OBLIGATIONS: 40.8%
		Treasury Inflation Indexed Protected Securities: 8.5%
405,548		0.125%, due 04/15/17	437,738	0.0
5,392,379		0.125%, due 01/15/22	5,876,011	0.5
5,707,866		0.125%, due 07/15/22	6,230,044	0.5
2,043,440		0.625%, due 07/15/21	2,341,016	0.2
9,615,360		0.625%, due 02/15/43	9,695,735	0.8
11,684,970		1.125%, due 01/15/21	13,794,656	1.1
2,639,800		1.250%, due 07/15/20	3,157,449	0.3
659,526		1.750%, due 01/15/28	840,638	0.1
323,550		1.875%, due 07/15/19	396,627	0.0
3,596,713		2.000%, due 01/15/26	4,693,149	0.4
4,153,678		2.375%, due 01/15/25	5,588,645	0.4
7,650,730		2.375%, due 01/15/27	10,439,062	0.8
5,362,850		2.500%, due 01/15/29	7,513,857	0.6
22,210,812		3.625%, due 04/15/28	34,775,535	2.8
			105,780,162	8.5
		U.S. Treasury Bonds: 2.7%
2,700,000		1.750%, due 05/15/22	2,710,546	0.2
1,700,000		2.000%, due 02/15/22	1,749,140	0.1
11,000,000		2.000%, due 02/15/23	11,149,534	0.9
15,700,000		3.625%, due 02/15/20	18,258,614	1.5
			33,867,834	2.7
		U.S. Treasury Notes: 29.6%
11,700,000		1.125%, due 05/31/19	11,768,562	0.9
33,300,000		0.250%, due 12/15/15	33,234,965	2.7
135,000,000		0.375%, due 11/15/15	135,232,065	10.8
10,000,000		0.375%, due 01/15/16	10,012,500	0.8
41,700,000		0.750%, due 10/31/17	41,840,112	3.4
24,300,000		0.750%, due 12/31/17	24,347,458	2.0
25,300,000		0.750%, due 02/28/18	25,309,892	2.0
6,200,000		0.750%, due 03/31/18	6,196,125	0.5
30,100,000		0.875%, due 07/31/19	29,735,519	2.4
6,300,000		1.250%, due 02/29/20	6,316,241	0.5
21,200,000		1.500%, due 08/31/18	21,932,057	1.8
2,500,000		1.625%, due 08/15/22	2,470,118	0.2
600,000		2.625%, due 04/30/18	655,406	0.0
700,000		2.875%, due 03/31/18	773,008	0.1
2,100,000		3.375%, due 11/15/19	2,405,813	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			U.S. Treasury Notes (continued)
16,800,000			1.125%, due 03/31/20	$16,654,132	1.3
				368,883,973	29.6
			Total U.S. Treasury Obligations (Cost $501,996,981)	508,531,969	40.8
FOREIGN GOVERNMENT BONDS: 9.6%
500,000			Eksportfinans ASA, 5.500%, 06/26/17	519,183	0.0
EUR	297,912		Italy Buoni Poliennali Del Tesoro, 1.700%, 09/15/18	368,537	0.0
EUR	1,170,631		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	1,395,298	0.1
EUR	2,800,000		Italy Buoni Poliennali Del Tesoro, 2.500%, 03/01/15	3,617,697	0.3
EUR	500,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 11/01/15	649,837	0.1
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 3.000%, 04/15/15	130,223	0.0
EUR	5,400,000		Italy Buoni Poliennali Del Tesoro, 3.500%, 11/01/17	6,933,267	0.6
EUR	2,000,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 04/15/16	2,646,849	0.2
EUR	2,400,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/15	3,167,568	0.3
EUR	1,500,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 08/01/16	1,980,224	0.2
EUR	6,400,000		Italy Buoni Poliennali Del Tesoro, 4.000%, 02/01/17	8,464,060	0.7
EUR	100,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 08/01/14	132,566	0.0
EUR	3,400,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 07/15/15	4,554,868	0.4
EUR	5,500,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 05/01/17	7,417,724	0.6
EUR	5,100,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 06/01/17	6,879,169	0.6
EUR	5,000,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 09/15/16	6,796,390	0.5
EUR	1,300,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 08/01/17	1,790,176	0.1
EUR	1,300,000		Italy Buoni Poliennali Del Tesoro, 6.000%, 11/15/14	1,775,844	0.1
EUR	900,000	Z	Italy Certificati di Credito del Tesoro Zero Coupon, 1.790%, 09/30/14	1,123,039	0.1
400,000		#	Korea Housing Finance Corp., 4.125%, 12/15/15	431,813	0.0
MXN	9,400,000		Mexican Bonos, 6.250%, 06/16/16	803,125	0.1
MXN	10,500,000		Mexican Bonos, 7.750%, 12/14/17	962,962	0.1
MXN	2,500,000		Mexican Bonos, 10.000%, 12/05/24	291,558	0.0
2,500,000			Petroleos Mexicanos, 8.000%, 05/03/19	3,212,500	0.3
CAD	100,000		Province of British Columbia Canada, 4.300%, 06/18/42	113,342	0.0
1,200,000			Province of Ontario Canada, 1.650%, 09/27/19	1,201,352	0.1
3,400,000			Province of Ontario Canada, 1.600%, 09/21/16	3,501,582	0.3
CAD	2,800,000		Province of Ontario Canada, 3.150%, 06/02/22	2,866,510	0.2
300,000			Province of Ontario Canada, 3.000%, 07/16/18	326,180	0.0
CAD	200,000		Province of Ontario Canada, 4.200%, 03/08/18	218,483	0.0
CAD	1,700,000		Province of Ontario Canada, 4.200%, 06/02/20	1,881,555	0.1
CAD	600,000		Province of Ontario Canada, 4.300%, 03/08/17	650,021	0.1
600,000			Province of Ontario Canada, 4.400%, 04/14/20	702,239	0.1
CAD	1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	1,113,009	0.1
CAD	1,800,000		Province of Ontario Canada, 4.000%, 06/02/21	1,969,856	0.2
CAD	600,000		Province of Ontario Canada, 4.600%, 06/02/39	695,784	0.1
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	9,227,256	0.7
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	346,554	0.0
900,000			Province of Quebec Canada, 2.750%, 08/25/21	936,716	0.1
CAD	1,700,000		Province of Quebec Canada, 3.500%, 12/01/22	1,772,595	0.1
500,000			Province of Quebec Canada, 3.500%, 07/29/20	554,977	0.0
CAD	100,000		Province of Quebec Canada, 3.000%, 09/01/23	99,166	0.0
CAD	2,400,000		Province of Quebec Canada, 4.250%, 12/01/21	2,657,164	0.2
CAD	100,000		Province of Quebec Canada, 4.500%, 12/01/17	110,144	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
CAD	400,000		Province of Quebec Canada, 4.500%, 12/01/18	$445,204	0.0
200,000		#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	206,730	0.0
EUR	10,000,000		Spain Government Bond, 3.150%, 01/31/16	12,897,426	1.0
EUR	300,000		Spain Government Bond, 3.000%, 04/30/15	389,003	0.0
EUR	1,600,000		Spain Government Bond, 3.750%, 10/31/15	2,095,062	0.2
EUR	500,000		Spain Government Bond, 3.800%, 01/31/17	649,263	0.1
EUR	2,900,000		Spain Government Bond, 4.250%, 10/31/16	3,825,478	0.3
EUR	800,000		Spain Government Bond, 4.400%, 01/31/15	1,066,400	0.1
EUR	600,000		Spain Government Bond, 4.000%, 07/30/15	793,455	0.1
400,000		#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	435,120	0.0
200,000		#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	215,480	0.0

			Total Foreign Government Bonds (Cost $118,553,416)	120,007,583	9.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.5%
			Federal Home Loan Mortgage Corporation: 10.7%##
181,655			0.353%, due 07/15/19	181,721	0.0
470,012			0.353%, due 08/15/19	470,208	0.0
27,100,000			0.750%, due 01/12/18	26,978,727	2.2
300,000			0.875%, due 03/07/18	299,912	0.0
8,100,000			1.000%, due 03/08/17	8,209,552	0.7
32,600,000			1.000%, due 06/29/17	33,027,810	2.7
15,100,000			1.000%, due 07/28/17	15,263,654	1.2
12,900,000			1.000%, due 09/29/17	13,010,063	1.1
2,100,000			1.250%, due 05/12/17	2,149,010	0.2
10,300,000			1.250%, due 08/01/19	10,276,341	0.8
6,400,000			1.250%, due 10/02/19	6,370,714	0.5
206,898			1.375%, due 10/25/44	206,548	0.0
282,905			1.875%, due 03/25/24	294,200	0.0
400,000			2.375%, due 01/13/22	417,443	0.0
11,476			2.384%, due 04/01/32	12,104	0.0
68,650			2.456%, due 09/01/35	72,913	0.0
7,329			3.500%, due 07/15/32	7,567	0.0
800,000			3.750%, due 03/27/19	918,949	0.1
293,541			4.500%, due 03/01/41	320,728	0.0
4,406,412			4.500%, due 09/01/41	4,724,316	0.4
600,000			5.500%, due 08/23/17	723,925	0.1
41,144			5.500%, due 03/01/23	44,573	0.0
75,524			5.500%, due 05/01/23	82,480	0.0
1,162			5.500%, due 08/15/30	1,313	0.0
565,811			5.500%, due 06/01/36	617,130	0.1
1,028,342			5.500%, due 12/01/37	1,134,147	0.1
247,897			5.500%, due 07/01/38	268,523	0.0
1,631			6.000%, due 10/01/17	1,735	0.0
11,012			6.000%, due 02/01/22	12,026	0.0
228,306			6.000%, due 03/01/23	249,334	0.0
35,278			6.000%, due 05/01/37	38,577	0.0
8,759			6.000%, due 06/01/37	9,592	0.0
104,591			6.000%, due 08/01/37	114,372	0.0
3,338,881			6.000%, due 09/01/37	3,651,110	0.3
7,278			6.000%, due 10/01/37	8,039	0.0
47,627			6.000%, due 12/01/37	52,081	0.0
481,291			6.000%, due 02/01/38	526,298	0.0
13,509			6.000%, due 04/01/38	14,764	0.0
62,372			6.000%, due 06/01/38	69,569	0.0
14,441			6.000%, due 07/01/38	15,782	0.0
222,015			6.000%, due 08/01/38	243,852	0.0
464,052			6.000%, due 11/01/38	508,245	0.0
1,000,000		W	6.000%, due 04/01/39	1,091,836	0.1
47,837			6.000%, due 05/01/39	52,235	0.0
834,041			6.000%, due 08/01/39	910,731	0.1
				133,654,749	10.7
			Federal National Mortgage Association: 39.8%##
279,471			0.264%, due 07/25/37	266,426	0.0
77,856			0.324%, due 03/25/34	77,362	0.0
2,000,000			0.500%, due 03/30/16	2,003,794	0.2
471,409			0.514%, due 04/25/37	473,595	0.0
1,035,189			0.654%, due 09/25/35	1,044,940	0.1
12,300,000			0.875%, due 08/28/17	12,350,737	1.0
2,300,000			0.875%, due 12/20/17	2,301,828	0.2
2,000,000			0.875%, due 02/08/18	1,997,438	0.2
1,700,000			1.125%, due 04/27/17	1,733,441	0.1
4,000,000			1.250%, due 01/30/17	4,092,204	0.3
100,775			1.378%, due 10/01/44	102,859	0.0
70,302			1.378%, due 10/01/44	71,377	0.0
640,877			1.628%, due 02/01/33	671,053	0.1
56,204			1.719%, due 04/25/24	57,923	0.0
3,907			1.875%, due 02/01/20	3,938	0.0
430,839			1.877%, due 09/01/35	453,335	0.0
900,000		^	2.310%, due 08/01/22	906,798	0.1
8,028			2.361%, due 09/01/31	8,588	0.0
60,322			2.410%, due 04/01/32	60,730	0.0
646,587			2.492%, due 11/01/34	695,405	0.1
2,000,000		W	2.500%, due 11/25/26	2,070,938	0.2
0			2.500%, due 07/01/27	0	—
1,946,947			2.500%, due 10/01/27	2,022,622	0.2
314,449			2.500%, due 10/01/27	326,671	0.0
10,773,861			2.500%, due 11/01/27	11,192,624	0.9
438,014			2.500%, due 11/01/27	455,039	0.0
542,496			2.500%, due 11/01/27	563,582	0.1
183,670			2.550%, due 02/01/35	196,577	0.0
136,901			2.552%, due 08/01/35	145,686	0.0
5,200,000		^	2.790%, due 07/01/22	5,397,204	0.4
500,000		^	2.870%, due 09/01/27	482,127	0.0
177,304			2.935%, due 09/01/34	189,555	0.0
4,980,013			3.000%, due 10/01/26	5,242,707	0.4
5,600,000		W	3.000%, due 10/25/26	5,880,656	0.5
1,174,511			3.000%, due 12/01/26	1,236,466	0.1
32,400,000		W	3.000%, due 12/25/26	34,074,422	2.7
5,454,151			3.000%, due 02/01/27	5,745,265	0.5
1,747,518			3.000%, due 02/01/27	1,840,791	0.2
9,000,000		W	3.000%, due 11/25/42	9,285,468	0.8
2,769,643			3.010%, due 06/01/22	2,931,695	0.2
3,481,287			3.156%, due 05/01/22	3,768,132	0.3
293,327			3.330%, due 11/01/21	320,925	0.0
276,403			3.500%, due 08/01/20	293,199	0.0
1,866,784			3.500%, due 09/01/20	1,980,223	0.2
11,345			3.500%, due 10/01/20	12,034	0.0
531,562			3.500%, due 11/01/25	563,864	0.1
529,044			3.500%, due 12/01/25	561,193	0.1
289,166			3.500%, due 12/01/25	306,738	0.0
64,000,000		W	3.500%, due 12/25/25	67,860,000	5.5
420,191			3.500%, due 01/01/26	445,724	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
194,881		3.500%, due 02/01/26	$206,723	0.0
41,545		3.500%, due 02/01/26	44,082	0.0
89,070		3.500%, due 02/01/26	94,511	0.0
744,711		3.500%, due 04/01/26	790,197	0.1
195,718		3.500%, due 05/01/26	207,672	0.0
38,594		3.500%, due 06/01/26	40,951	0.0
931,587		3.500%, due 06/01/26	988,488	0.1
127,477		3.500%, due 08/01/26	135,263	0.0
495,646		3.500%, due 09/01/26	525,920	0.1
17,690		3.500%, due 09/01/26	18,771	0.0
133,307		3.500%, due 10/01/26	141,450	0.0
2,805,673		3.500%, due 10/01/26	2,977,042	0.2
301,602		3.500%, due 10/01/26	320,024	0.0
183,380		3.500%, due 11/01/26	194,581	0.0
4,232,454		3.500%, due 12/01/26	4,490,970	0.4
445,156		3.500%, due 12/01/26	472,207	0.0
258,779		3.500%, due 01/01/27	274,586	0.0
240,422		3.500%, due 02/01/27	255,107	0.0
116,547		4.000%, due 07/01/18	125,064	0.0
9,000,000	W	4.000%, due 04/01/24	9,631,055	0.8
88,417		4.000%, due 09/01/24	94,684	0.0
396,139		4.000%, due 10/01/24	424,219	0.0
76,384		4.000%, due 01/01/25	81,775	0.0
34,038		4.000%, due 02/01/25	36,440	0.0
61,298		4.000%, due 04/01/25	65,624	0.0
30,400		4.000%, due 05/01/25	32,545	0.0
25,311		4.000%, due 06/01/25	27,097	0.0
46,396		4.000%, due 10/01/25	50,193	0.0
38,795		4.000%, due 11/01/25	41,533	0.0
396,592		4.000%, due 01/01/26	424,580	0.0
18,474		4.000%, due 02/01/26	20,072	0.0
38,102		4.000%, due 02/01/26	40,791	0.0
264,721		4.000%, due 03/01/26	284,892	0.0
41,149		4.000%, due 04/01/26	44,066	0.0
22,854		4.000%, due 04/01/26	24,724	0.0
2,676,230		4.000%, due 04/01/26	2,865,933	0.2
151,982		4.000%, due 04/01/26	162,755	0.0
101,957		4.000%, due 06/01/26	109,965	0.0
194,998		4.000%, due 06/01/26	210,953	0.0
105,354		4.000%, due 06/01/26	112,821	0.0
117,615		4.000%, due 07/01/26	125,952	0.0
8,000,000	W	4.000%, due 02/25/39	8,521,250	0.7
23,000,000	W	4.000%, due 04/25/39	24,527,345	2.0
54,195		4.472%, due 12/01/36	57,425	0.0
20,237		4.500%, due 06/01/18	21,785	0.0
60,157		4.500%, due 07/01/18	64,892	0.0
136,975		4.500%, due 10/01/18	147,756	0.0
16,225		4.500%, due 03/01/19	17,462	0.0
53,326		4.500%, due 01/01/20	57,389	0.0
42,444		4.500%, due 03/01/24	45,685	0.0
6,000,000	W	4.500%, due 04/25/24	6,456,328	0.5
38,790		4.500%, due 06/01/25	41,752	0.0
82,927		4.500%, due 07/01/25	89,272	0.0
408,474		4.500%, due 01/01/26	439,730	0.0
180,780		4.500%, due 07/01/26	195,009	0.0
4,911,742		4.500%, due 04/01/29	5,303,505	0.4
319,750		4.500%, due 04/01/29	345,254	0.0
5,366,971		4.500%, due 04/01/29	5,795,043	0.5
46,422		4.500%, due 05/01/29	50,125	0.0
86,179		4.500%, due 06/01/29	93,052	0.0
278,228		4.500%, due 02/01/31	301,463	0.0
310,518		4.500%, due 09/01/33	335,673	0.0
40,590		4.500%, due 03/01/35	43,777	0.0
25,930		4.500%, due 08/01/35	27,966	0.0
1,000,000	W	4.500%, due 04/15/38	1,070,000	0.1
95,430		4.500%, due 02/01/39	102,862	0.0
5,394		4.500%, due 02/01/39	5,813	0.0
98,000,000	W	4.500%, due 04/25/39	105,610,317	8.5
664,842		4.500%, due 05/01/39	726,181	0.1
6,198,145		4.500%, due 05/01/39	6,794,201	0.6
870,549		4.500%, due 09/01/39	938,352	0.1
2,564,752		4.500%, due 09/01/39	2,764,509	0.2
513,236		4.500%, due 11/01/39	553,209	0.1
79,637		4.500%, due 12/01/39	85,839	0.0
134,139		4.500%, due 12/01/39	144,587	0.0
1,455,255		4.500%, due 03/01/40	1,570,515	0.1
314,480		4.500%, due 04/01/40	339,367	0.0
24,312		4.500%, due 05/01/40	26,236	0.0
1,002,287		4.500%, due 05/01/40	1,081,604	0.1
3,783,174		4.500%, due 07/01/40	4,082,558	0.3
20,971		4.500%, due 07/01/40	22,630	0.0
616,079		4.500%, due 08/01/40	664,833	0.1
1,148,428		4.500%, due 08/01/40	1,239,309	0.1
2,005,917		4.500%, due 08/01/40	2,161,458	0.2
1,562,457		4.500%, due 08/01/40	1,683,665	0.1
1,161,526		4.500%, due 09/01/40	1,253,444	0.1
840,717		4.500%, due 09/01/40	907,247	0.1
4,727,323		4.500%, due 10/01/40	5,101,422	0.4
23,996		4.500%, due 10/01/40	25,895	0.0
268,032		4.500%, due 10/01/40	290,040	0.0
56,733		4.500%, due 11/01/40	61,223	0.0
611,894		4.500%, due 11/01/40	660,317	0.1
162,771		4.500%, due 12/01/40	177,727	0.0
77,644		4.500%, due 12/01/40	83,788	0.0
167,131		4.500%, due 02/01/41	180,462	0.0
688,595		4.500%, due 03/01/41	761,809	0.1
105,412		4.500%, due 03/01/41	113,819	0.0
27,626		4.500%, due 03/01/41	29,803	0.0
283,867		4.500%, due 03/01/41	305,976	0.0
21,939		4.500%, due 04/01/41	23,689	0.0
404,746		4.500%, due 04/01/41	437,028	0.0
44,304		4.500%, due 04/01/41	47,837	0.0
105,091		4.500%, due 04/01/41	113,473	0.0
460,111		4.500%, due 04/01/41	496,809	0.1
270,498		4.500%, due 05/01/41	292,073	0.0
297,556		4.500%, due 05/01/41	321,576	0.0
53,557		4.500%, due 05/01/41	57,829	0.0
1,017,083		4.500%, due 05/01/41	1,098,206	0.1
792,689		4.500%, due 05/01/41	855,915	0.1
91,208		4.500%, due 06/01/41	98,482	0.0
1,367,803		4.500%, due 07/01/41	1,476,900	0.1
22,864		4.500%, due 07/01/41	24,688	0.0
324,639		4.500%, due 07/01/41	350,532	0.0
23,925		4.500%, due 07/01/41	25,834	0.0
1,800,958		4.500%, due 10/01/41	1,944,603	0.2
4,426,573		4.500%, due 10/01/41	4,775,489	0.4
189,682		4.500%, due 10/01/41	204,811	0.0
1,206,184		4.500%, due 10/01/41	1,310,682	0.1
421,688		4.500%, due 02/01/42	459,803	0.0
1,784,154		4.500%, due 05/01/42	1,954,337	0.2
42,454		4.500%, due 06/01/42	46,504	0.0
192,660		4.500%, due 08/01/42	210,074	0.0
600,000		5.000%, due 02/13/17	701,479	0.1
800,000		5.000%, due 05/11/17	940,233	0.1
448,024		5.000%, due 12/01/33	488,258	0.0
481,022		5.000%, due 03/01/34	523,208	0.1
867,174		5.000%, due 03/01/35	943,366	0.1
909,046		5.000%, due 09/01/35	987,272	0.1
725,191		5.000%, due 10/01/35	787,551	0.1
307,751		5.000%, due 11/01/35	334,233	0.0
635,227		5.000%, due 12/01/35	689,889	0.1
554,855		5.000%, due 03/01/36	602,568	0.1
386,522		5.000%, due 02/01/37	418,817	0.0
912,971		5.000%, due 02/01/37	989,251	0.1
16,000,000	W	5.000%, due 04/01/37	17,335,003	1.4
608,031		5.000%, due 05/01/37	658,833	0.1
408,498		5.000%, due 04/01/38	442,629	0.0
769,937		5.000%, due 04/01/38	834,266	0.1
372,191		5.000%, due 04/01/38	403,289	0.0
945,693		5.000%, due 05/01/38	1,027,176	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
500,000		5.000%, due 08/01/38	$542,998	0.1
893,334		5.000%, due 12/01/38	967,974	0.1
622,727		5.000%, due 07/01/39	674,757	0.1
1,700,000		5.375%, due 06/12/17	2,029,577	0.2
4,743		5.500%, due 04/01/21	5,195	0.0
43,627		5.500%, due 06/01/22	47,778	0.0
4,723		5.500%, due 11/01/22	5,116	0.0
4,711		5.500%, due 11/01/22	5,160	0.0
110,185		5.500%, due 11/01/22	120,669	0.0
68,333		5.500%, due 05/01/23	73,369	0.0
51,499		5.500%, due 06/01/23	56,639	0.0
56,425		5.500%, due 07/01/23	61,794	0.0
191,541		5.500%, due 07/01/23	209,766	0.0
120,615		5.500%, due 09/01/23	132,092	0.0
160,111		5.500%, due 02/01/24	176,090	0.0
24,480		5.500%, due 04/01/28	26,739	0.0
39,681		5.500%, due 11/01/33	43,697	0.0
65,622		5.500%, due 12/01/33	72,263	0.0
65,896		5.500%, due 02/01/35	72,709	0.0
1,363		5.500%, due 12/01/36	1,488	0.0
535,577		5.500%, due 03/01/37	584,928	0.1
17,921		5.500%, due 05/01/37	19,550	0.0
22,920		5.500%, due 07/01/37	25,003	0.0
21,054		5.500%, due 08/01/37	22,968	0.0
50,060		5.500%, due 09/01/37	54,610	0.0
424,798		5.500%, due 03/01/38	471,773	0.0
104,627		5.500%, due 08/01/38	114,791	0.0
6,000,000	W	5.500%, due 04/13/40	6,544,689	0.5
3,990,104		5.500%, due 09/01/41	4,352,787	0.4
58,618		6.000%, due 06/01/17	62,903	0.0
15,600		6.000%, due 01/01/18	16,642	0.0
7,239		6.000%, due 12/01/18	7,932	0.0
101,224		6.000%, due 04/01/22	110,915	0.0
229,536		6.000%, due 06/01/22	251,512	0.0
39,397		6.000%, due 01/01/23	43,168	0.0
3,060		6.000%, due 11/01/32	3,444	0.0
44,929		6.000%, due 07/01/35	49,617	0.0
39,862		6.000%, due 07/01/35	44,020	0.0
45,963		6.000%, due 10/01/35	50,759	0.0
269,789		6.000%, due 02/01/36	297,936	0.0
8,167		6.000%, due 06/01/36	8,969	0.0
30,026		6.000%, due 07/01/36	32,971	0.0
9,893		6.000%, due 09/01/36	10,864	0.0
746,317		6.000%, due 09/01/36	819,518	0.1
336,787		6.000%, due 10/01/36	369,820	0.0
265,314		6.000%, due 11/01/36	291,336	0.0
45,534		6.000%, due 12/01/36	49,954	0.0
6,333		6.000%, due 01/01/37	6,954	0.0
65,685		6.000%, due 02/01/37	72,046	0.0
86,140		6.000%, due 03/01/37	94,481	0.0
148,166		6.000%, due 03/01/37	162,513	0.0
370,631		6.000%, due 04/01/37	407,215	0.0
19,863		6.000%, due 04/01/37	21,786	0.0
62,973		6.000%, due 05/01/37	69,071	0.0
960,571		6.000%, due 05/01/37	1,054,787	0.1
76,979		6.000%, due 05/01/37	85,275	0.0
7,640		6.000%, due 06/01/37	8,458	0.0
331,650		6.000%, due 07/01/37	363,765	0.0
728,999		6.000%, due 07/01/37	799,590	0.1
21,760		6.000%, due 08/01/37	24,221	0.0
427,980		6.000%, due 08/01/37	469,423	0.0
199,228		6.000%, due 08/01/37	218,520	0.0
96,436		6.000%, due 09/01/37	105,775	0.0
14,373		6.000%, due 09/01/37	15,765	0.0
262,854		6.000%, due 10/01/37	288,307	0.0
258,415		6.000%, due 10/01/37	278,315	0.0
163,138		6.000%, due 02/01/38	178,935	0.0
373,391		6.000%, due 07/01/38	409,548	0.0
11,370		6.000%, due 08/01/38	12,471	0.0
4,169		6.000%, due 08/01/38	4,572	0.0
566,627		6.000%, due 09/01/38	621,495	0.1
276,214		6.000%, due 09/01/38	302,788	0.0
2,807		6.000%, due 09/01/38	3,079	0.0
413,491		6.000%, due 09/01/38	453,530	0.0
27,552		6.000%, due 09/01/38	30,272	0.0
552,005		6.000%, due 10/01/38	605,458	0.1
173,890		6.000%, due 10/01/38	190,728	0.0
419,074		6.000%, due 10/01/38	459,654	0.0
352,328		6.000%, due 10/01/38	386,445	0.0
537,110		6.000%, due 11/01/38	589,053	0.1
18,228		6.000%, due 12/01/38	19,994	0.0
4,000,000	W	6.000%, due 04/01/39	4,381,876	0.4
184,499		6.000%, due 04/01/40	202,437	0.0
23,445		6.500%, due 03/01/17	25,353	0.0
8,702		6.500%, due 07/01/29	9,791	0.0
506,205		6.500%, due 06/17/38	520,503	0.1
			496,310,124	39.8
		Government National Mortgage Association: 0.0%
18,112		0.603%, due 03/16/32	18,279	0.0
		Total U.S. Government Agency Obligations (Cost $625,103,181)	629,983,152	50.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000	X	General Motors Co.	$—	—
		Total Common Stock (Cost $0)	—	—
PREFERRED STOCK: 0.4%
		Financials: 0.4%
3,400	@	Wells Fargo & Co.	4,381,750	0.4
		Total Preferred Stock
		(Cost $2,195,020)	4,381,750	0.4
		Total Long-Term Investments
		(Cost $1,591,623,689)	1,635,028,261	131.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc)(1): 1.2%
754,102		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $754,115, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $769,184, due 05/31/14)	$754,102	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
3,583,090		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,583,169, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $3,654,753, due 03/31/13-03/15/53)	$3,583,090	0.3
3,583,090		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,583,169, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $3,654,752, due 09/01/22-04/01/43)	3,583,090	0.3
3,583,090		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,583,169, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,654,753, due 04/25/13-01/01/47)	3,583,090	0.3
3,583,090		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,583,176, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,654,752, due 07/01/27-04/01/43)	3,583,090	0.3
			15,086,462	1.2
		Total Short-Term Investments
		(Cost $15,086,462)	15,086,462	1.2
		Total Investments in Securities (Cost $1,606,710,151)	$1,650,114,723	132.4
		Liabilities in Excess of Other Assets	(403,735,555)	(32.4)
		Net Assets	$1,246,379,168	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	EU Euro
	GBP	British Pound
	JPY	Japanese Yen
	MXN	Mexican Peso
		Cost for federal income tax purposes is $1,607,064,260.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$47,873,531
		Gross Unrealized Depreciation	(4,823,068)
		Net Unrealized Appreciation	$43,050,463

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	4,381,750	—	—	4,381,750
Corporate Bonds/Notes	996,253	227,121,346	—	228,117,599
Collateralized Mortgage Obligations	—	71,717,981	—	71,717,981
Municipal Bonds	—	55,981,569	—	55,981,569
Short-Term Investments	—	15,086,462	—	15,086,462
Asset-Backed Securities	—	16,306,658	—	16,306,658
Foreign Government Bonds	—	120,007,583	—	120,007,583
U.S. Government Agency Obligations	—	629,983,152	—	629,983,152
U.S. Treasury Obligations	—	508,531,969	—	508,531,969
Total Investments, at fair value	$5,378,003	$1,644,736,720	$—	$1,650,114,723
Other Financial Instruments+
Futures	356,877	—	—	356,877
Swaps	5,105,633	1,671,202	—	6,776,835
Forward Foreign Currency Contracts	—	3,005,819	—	3,005,819
Total Assets	$10,840,513	$1,649,413,741	$—	$1,660,254,254
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(3,112,969)	$—	$(3,112,969)
Written Options	(11,249)	(310,257)	—	(321,506)
Futures	(313,657)	—	—	(313,657)
Reverse Repurchase Agreements	—	(13,765,500)	—	(13,765,500)
Swaps	(6,294,022)	(348,023)	—	(6,642,045)
Forward Foreign Currency Contracts	—	(1,378,990)	—	(1,378,990)
Total Liabilities	$(6,618,928)	$(18,915,739)	$—	$(25,534,667)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
BNP Paribas Bank	Indonesian Rupiah	992,000,000	Buy	08/12/13	$100,000	$100,299	$299
Deutsche Bank AG	Mexican Peso	14,265,776	Buy	04/03/13	1,089,531	1,154,878	65,347
Deutsche Bank AG	Mexican Peso	1,298,420	Buy	04/03/13	100,000	105,113	5,113
Deutsche Bank AG	Mexican Peso	2,829,892	Buy	04/03/13	215,775	229,092	13,317
HSBC	Mexican Peso	2,562,260	Buy	04/03/13	200,000	207,426	7,426
HSBC	Mexican Peso	371,027	Buy	04/03/13	29,134	30,037	903
HSBC	Mexican Peso	3,825,990	Buy	04/03/13	300,000	309,731	9,731
HSBC	Mexican Peso	1,275,830	Buy	04/03/13	100,000	103,284	3,284
HSBC	Mexican Peso	2,574,344	Buy	04/03/13	200,000	208,405	8,405
HSBC	Mexican Peso	1,298,200	Buy	04/03/13	100,000	105,095	5,095
HSBC	Mexican Peso	3,862,170	Buy	04/03/13	300,000	312,660	12,660
HSBC	Mexican Peso	4,440,153	Buy	04/03/13	343,327	359,450	16,123
HSBC	Mexican Peso	1,099,628	Buy	04/03/13	82,997	89,020	6,023
HSBC	Mexican Peso	1,702,182	Buy	04/03/13	128,919	137,799	8,880
HSBC	Mexican Peso	23,606,406	Buy	04/03/13	1,787,917	1,911,044	123,127
HSBC	Mexican Peso	1,156,000	Buy	04/03/13	88,508	93,584	5,076
JPMorgan Chase & Co.	Mexican Peso	2,543,300	Buy	04/03/13	200,000	205,892	5,892
JPMorgan Chase & Co.	Mexican Peso	6,371,750	Buy	04/03/13	500,000	515,822	15,822
JPMorgan Chase & Co.	Mexican Peso	1,275,400	Buy	04/03/13	100,000	103,249	3,249
JPMorgan Chase & Co.	Mexican Peso	1,275,000	Buy	04/03/13	100,000	103,217	3,217
JPMorgan Chase & Co.	Mexican Peso	1,391,638	Buy	04/03/13	106,354	112,660	6,306
JPMorgan Chase & Co.	Indonesian Rupiah	1,984,000,000	Buy	08/12/13	200,000	200,598	598
Morgan Stanley	Mexican Peso	5,123,800	Buy	04/03/13	400,000	414,794	14,794
Morgan Stanley	Mexican Peso	3,817,350	Buy	04/03/13	300,000	309,032	9,032
Morgan Stanley	Mexican Peso	2,207,728	Buy	04/03/13	171,450	178,725	7,275
Morgan Stanley	EU Euro	196,000	Buy	06/17/13	254,196	251,381	(2,815)
Morgan Stanley	Mexican Peso	2,575,000	Buy	04/03/13	200,000	208,458	8,458
Morgan Stanley	Mexican Peso	1,530,105	Buy	04/03/13	117,355	123,869	6,514
Morgan Stanley	Mexican Peso	6,394,373	Buy	04/03/13	485,544	517,653	32,109
UBS Warburg LLC	Mexican Peso	1,280,880	Buy	04/03/13	100,000	103,693	3,693
UBS Warburg LLC	Mexican Peso	3,858,900	Buy	04/03/13	300,000	312,395	12,395
UBS Warburg LLC	Mexican Peso	1,273,250	Buy	04/03/13	100,000	103,075	3,075
UBS Warburg LLC	Mexican Peso	6,375,800	Buy	04/03/13	500,000	516,149	16,149
UBS Warburg LLC	Mexican Peso	1,268,360	Buy	04/03/13	100,000	102,679	2,679
UBS Warburg LLC	Mexican Peso	1,267,860	Buy	04/03/13	100,000	102,639	2,639
UBS Warburg LLC	Mexican Peso	1,275,300	Buy	04/03/13	100,000	103,241	3,241
UBS Warburg LLC	Mexican Peso	2,574,020	Buy	04/03/13	200,000	208,378	8,378
UBS Warburg LLC	Brazilian Real	14,674,803	Buy	04/02/13	7,097,162	7,262,057	164,895
UBS Warburg LLC	Brazilian Real	14,674,803	Buy	06/04/13	7,311,810	7,209,871	(101,939)
UBS Warburg LLC	Mexican Peso	2,596,800	Buy	04/03/13	200,000	210,223	10,223
UBS Warburg LLC	Mexican Peso	132,413,228	Buy	06/27/13	10,254,655	10,634,114	379,459
UBS Warburg LLC	Mexican Peso	29,025,605	Buy	04/03/13	2,214,850	2,349,753	134,903
UBS Warburg LLC	Mexican Peso	2,130,598	Buy	04/03/13	159,727	172,481	12,754
UBS Warburg LLC	Mexican Peso	4,771,569	Buy	04/03/13	366,874	386,279	19,405
							$1,073,209

Barclays Bank PLC	EU Euro	2,780,000	Sell	06/17/13	3,576,862	3,565,501	11,361
Barclays Bank PLC	Danish Krone	15,011,000	Sell	05/15/13	2,703,528	2,582,394	121,134
Barclays Bank PLC	EU Euro	709,000	Sell	06/17/13	926,503	909,331	17,172
Barclays Bank PLC	Japanese Yen	237,727,000	Sell	04/17/13	2,670,772	2,525,630	145,142
BNP Paribas Bank	EU Euro	589,951	Sell	06/21/13	776,582	756,668	19,914
BNP Paribas Bank	EU Euro	100,000	Sell	04/01/14	126,339	128,639	(2,300)
BNP Paribas Bank	EU Euro	100,000	Sell	06/02/14	126,453	128,736	(2,283)
BNP Paribas Bank	EU Euro	100,000	Sell	07/01/14	126,500	128,782	(2,282)
BNP Paribas Bank	EU Euro	100,000	Sell	08/01/14	126,560	128,831	(2,271)
Citigroup, Inc.	EU Euro	200,000	Sell	04/01/14	253,470	257,277	(3,807)
Deutsche Bank AG	EU Euro	14,200,000	Sell	08/01/13	17,884,616	18,219,390	(334,774)
HSBC	EU Euro	57,107,000	Sell	05/02/13	73,455,592	73,216,919	238,673
JPMorgan Chase & Co.	Mexican Peso	25,959,435	Sell	04/03/13	1,986,261	2,101,532	(115,271)
Royal Bank of Scotland	EU Euro	57,107,000	Sell	04/02/13	74,217,799	73,202,841	1,014,958
Royal Bank of Scotland	British Pound	537,000	Sell	06/12/13	806,729	815,635	(8,906)
Royal Bank of Scotland	British Pound	8,789,000	Sell	06/12/13	13,288,792	13,349,373	(60,581)
Royal Bank of Scotland	Canadian Dollar	25,581,000	Sell	06/20/13	24,845,450	25,136,480	(291,030)
UBS Warburg LLC	Mexican Peso	132,413,228	Sell	04/03/13	10,329,854	10,719,442	(389,588)
UBS Warburg LLC	Brazilian Real	14,674,803	Sell	04/02/13	7,366,129	7,262,057	104,072
UBS Warburg LLC	Japanese Yen	237,728,000	Sell	04/17/13	2,666,577	2,525,641	140,936
UBS Warburg LLC	EU Euro	2,900,000	Sell	09/04/13	3,660,873	3,722,016	(61,143)
UBS Warburg LLC	EU Euro	485,828	Sell	09/20/13	638,123	623,629	14,494
							$553,620

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	18	12/15/14	$5,740,367	$10,008
3-Month Euro Euribor	20	03/16/15	6,374,340	(535)
3-Month Euro Euribor	21	06/15/15	6,688,683	570
90-Day Eurodollar	621	06/15/15	154,171,013	264,157
90-Day Eurodollar	113	09/14/15	28,026,825	33,947
90-Day Eurodollar	498	12/14/15	123,367,050	(28,419)
90-Day Eurodollar	142	03/14/16	35,129,025	(9,805)
90-Day Eurodollar	9	06/13/16	2,223,000	(1,028)
90-Day Eurodollar	6	09/19/16	1,479,525	(943)
U.S. Treasury 10-Year Note	54	06/19/13	7,127,157	48,195
			$370,326,985	$316,147
Short Contracts
Euro-Bund	(113)	06/06/13	(21,074,155)	(272,927)
			$(21,074,155)	$(272,927)

ING PIMCO Total Return Portfolio Centrally Cleared Credit Default Swaps Outstanding on March 31, 2013

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.19 Index	Buy	(5.000)	12/20/17	USD	200,000	$(8,198)	$(7,448)
						$(8,198)	$(7,448)

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,000,000	$216,920	$287,210	$(70,290)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	39,046	50,663	(11,617)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	8,677	10,724	(2,047)
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	242,950	298,586	(55,636)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	130,152	156,806	(26,654)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	1,182	—	1,182
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	11,585	—	11,585
Deutsche Bank AG	CMBX.NA.AAA.3 Index	Sell	0.080	12/13/49	USD	900,000	(28,350)	(51,517)	23,167
Goldman Sachs & Co.	CMBX.NA.AAA.3 Index	Sell	0.080	12/13/49	USD	100,000	(3,150)	(3,735)	585
Citigroup, Inc.	CMBX.NA.AAA.4	Sell	0.350	02/17/51	USD	600,000	(17,616)	(21,384)	3,768
Citigroup, Inc.	MCDX.NA.18 Index	Sell	1.000	06/20/22	USD	1,600,000	(55,859)	(114,129)	58,270
Morgan Stanley	MCDX.NA.18 Index	Sell	1.000	06/20/17	USD	1,700,000	(3,296)	(47,153)	43,857
							$542,241	$566,071	$(23,830)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/13 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Berkshire Hathaway Inc.	Sell	1.000	06/20/17	0.634	USD	1,900,000	$29,022	$(41,095)	$70,117
Morgan Stanley	Commonwealth of Australia	Sell	1.000	09/20/17	0.346	USD	1,000,000	29,090	11,234	17,856
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.870	USD	500,000	1,442	(3,054)	4,496
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.020	USD	2,500,000	(1,589)	(2,272)	683
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.870	USD	500,000	1,442	(6,104)	7,546
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.919	USD	1,000,000	1,990	(7,673)	9,663
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.020	USD	4,800,000	(3,051)	(7,297)	4,246
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.020	USD	1,100,000	(699)	(1,667)	968
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.870	USD	500,000	1,442	(2,852)	4,294
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	1.072	USD	500,000	(1,231)	(2,059)	828
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.870	USD	1,600,000	4,613	(7,510)	12,123
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.870	USD	800,000	2,307	(9,447)	11,754
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.919	USD	900,000	1,791	(4,408)	6,199
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	0.992	USD	500,000	121	(1,044)	1,165
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.020	USD	3,500,000	(2,224)	(3,180)	956
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/17	1.189	USD	1,700,000	(13,229)	(19,724)	6,495
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.919	USD	500,000	995	(2,330)	3,325
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.156	USD	600,000	20,152	—	20,152
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.156	USD	300,000	9,244	—	9,244
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	0.541	USD	1,700,000	21,279	(17,994)	39,273
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.583	USD	2,400,000	39,437	(13,569)	53,006
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.583	USD	1,300,000	21,362	(8,566)	29,928
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.583	USD	100,000	1,643	(566)	2,209
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.583	USD	400,000	6,573	(2,110)	8,683
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	0.609	USD	400,000	6,522	(878)	7,400
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	0.633	USD	2,900,000	29,004	(57,143)	86,147
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	1.172	USD	2,500,000	(20,681)	(100,548)	79,867
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	0.633	USD	1,600,000	16,002	(46,941)	62,943
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	0.372	USD	1,000,000	18,691	6,916	11,775
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	0.260	USD	5,000,000	73,528	10,964	62,564
Deutsche Bank AG	People’s Republic of China	Sell	1.000	09/20/16	0.443	USD	300,000	5,795	1,098	4,697
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/16	0.443	USD	100,000	1,932	363	1,569
UBS Warburg LLC	People’s Republic of China	Sell	1.000	09/20/16	0.443	USD	300,000	5,795	1,032	4,763
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.065	USD	300,000	(671)	(3,202)	2,531
Deutsche Bank AG	Republic of Italy	Sell	1.000	03/20/18	2.944	USD	1,800,000	(157,158)	(130,010)	(27,148)
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	0.655	USD	600,000	15,639	—	15,639
HSBC	The Export-Import Bank of China	Sell	1.000	06/20/17	0.632	USD	600,000	9,218	(19,293)	28,511
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.195	USD	600,000	10,826	2,345	8,481
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/16	0.332	USD	1,000,000	24,854	2,120	22,734
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.285	USD	400,000	9,244	4,440	4,804
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.450	USD	600,000	6,544	(5,186)	11,730
BNP Paribas Bank	United Mexican States	Sell	1.000	09/20/22	1.347	USD	1,300,000	(38,232)	(58,373)	20,141
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.450	USD	600,000	6,544	(5,293)	11,837
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.521	USD	1,000,000	11,897	(7,425)	19,322
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	0.593	USD	7,700,000	93,151	(25,673)	118,824
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.450	USD	200,000	2,182	(1,763)	3,945
Deutsche Bank AG	United Mexican States	Sell	1.000	06/20/17	0.783	USD	500,000	4,517	(5,206)	9,723
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.243	EUR	5,000,000	1,053	(34,563)	35,616
								$308,118	(625,506)	$933,624

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on 3-month USD-LIBOR	10/15/17	USD	80,500,000	$(3,551)	$91,330
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	06/19/43	USD	52,300,000	3,225,851	(687,121)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	24,500,000	(6,282,273)	(88,198)
Receive a fixed rate equal to 1.500% and pay a floating rate based on 3-month USD-LIBOR	03/18/16	USD	258,000,000	1,879,782	(99,592)
				$(1,180,191)	$(783,581)

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	$256,273	$36,537	$219,736
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	600,000	(270)	(314)	44
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/13/17	MXN	26,000,000	55,662	(15,314)	70,976
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	62,847	—	62,847
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	37,171	4,750	32,421
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	13,000,000	27,831	(4,280)	32,111
Receive a fixed rate equal to 5.000% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/13/17	MXN	2,000,000	900	(1,157)	2,057
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/02/22	MXN	4,300,000	(247)	(7,783)	7,536
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	13,856	2,366	11,490
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/13/17	MXN	9,000,000	19,267	(4,742)	24,009
Receive a fixed rate equal to 5.500% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/02/22	MXN	8,100,000	(470)	(18,539)	18,069
				$472,820	$(8,476)	$481,296

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2013:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
Call Option on U.S. Treasury 10-Year Note	USD	132.50	04/26/13	30	$7,666	$(10,312)
Put Option on U.S. Treasury 10-Year Note	USD	129.00	04/26/13	30	12,100	(937)
					$19,766	$(11,249)

ING PIMCO Total Return Portfolio Written OTC Options on March 31, 2013:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
6,100,000	BNP Paribas Bank	USD Put vs. JPY Call Currency Option	86.000 USD	04/04/13	$18,300	$(30)
			Total Written OTC Options		$18,300	$(30)

ING PIMCO Total Return Portfolio Written Swaptions Open on March 31, 2013:

Written Interest Rate Swaptions

Description	Counterparty		Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC		EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	4,900,000	$10,736	$(9,506)
Put OTC Swaption	Barclays Bank PLC		EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	2,100,000	10,568	(878)
Put OTC Swaption	Deutsche Bank AG		EUR-EURIBOR Reuters	Pay	1.700%	07/24/13	EUR	800,000	3,965	(334)
Put OTC Swaption	Goldman Sachs & Co	.	EUR-EURIBOR Reuters	Pay	0.400%	03/12/14	EUR	4,800,000	9,898	(9,312)
Put OTC Swaption	HSBC Bank PLC		EUR-EURIBOR Reuters	Pay	1.500%	07/24/13	EUR	5,300,000	9,296	(1,125)
Put OTC Swaption	Barclays Bank PLC		3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	4,200,000	30,100	(12,289)
Put OTC Swaption	Deutsche Bank AG		3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	(171)
Put OTC Swaption	Deutsche Bank AG		3-month USD-LIBOR-BBA	Pay	1.300%	04/29/13	USD	8,900,000	22,270	(1,173)
Put OTC Swaption	Deutsche Bank AG		3-month USD-LIBOR-BBA	Pay	1.400%	09/03/13	USD	5,900,000	20,945	(18,213)
Put OTC Swaption	Deutsche Bank AG		3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	4,100,000	25,830	(11,997)
Put OTC Swaption	Goldman Sachs & Co	.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	11,400,000	51,130	(33,356)
Put OTC Swaption	JPMorgan Chase & Co	.	3-month USD-LIBOR-BBA	Pay	1.150%	04/02/13	USD	6,100,000	11,437	(4)
Put OTC Swaption	JPMorgan Chase & Co	.	3-month USD-LIBOR-BBA	Pay	1.300%	04/29/13	USD	6,700,000	16,206	(883)
Put OTC Swaption	JPMorgan Chase & Co	.	3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	5,600,000	25,121	(16,386)
Put OTC Swaption	Morgan Stanley		3-month USD-LIBOR-BBA	Pay	0.150%	04/02/13	USD	6,700,000	11,262	(5)
Put OTC Swaption	Morgan Stanley		3-month USD-LIBOR-BBA	Pay	1.200%	04/29/13	USD	4,900,000	3,430	(1,767)
Put OTC Swaption	Morgan Stanley		3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	7,500,000	53,370	(21,945)
Put OTC Swaption	Royal Bank of Scotland Group PLC		3-month USD-LIBOR-BBA	Pay	1.750%	05/30/13	USD	17,000,000	125,332	(1,144)
Put OTC Swaption	Royal Bank of Scotland Group PLC		3-month USD-LIBOR-BBA	Pay	2.650%	07/29/13	USD	3,800,000	25,460	(11,119)
Call OTC Swaption	Barclays Bank PLC		EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	4,900,000	9,473	(9,182)
Call OTC Swaption	Goldman Sachs & Co	.	EUR-EURIBOR Reuters	Receive	0.400%	03/12/14	EUR	4,800,000	9,898	(8,994)
Call OTC Swaption	Barclays Bank PLC		3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	4,200,000	19,320	(15,862)
Call OTC Swaption	Goldman Sachs & Co	.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	11,400,000	56,615	(43,054)
Call OTC Swaption	JPMorgan Chase & Co	.	3-month USD-LIBOR-BBA	Receive	0.750%	04/02/13	USD	6,100,000	2,440	—
Call OTC Swaption	JPMorgan Chase & Co	.	3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	5,600,000	22,406	(21,149)
Call OTC Swaption	Morgan Stanley		3-month USD-LIBOR-BBA	Receive	0.750%	04/02/13	USD	6,700,000	2,350	—
Call OTC Swaption	Morgan Stanley		3-month USD-LIBOR-BBA	Receive	0.850%	04/29/13	USD	4,900,000	6,002	(2,219)
Call OTC Swaption	Morgan Stanley		3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	4,100,000	8,200	(15,484)
Call OTC Swaption	Morgan Stanley		3-month USD-LIBOR-BBA	Receive	18.000%	07/29/13	USD	7,500,000	37,075	(28,325)
Call OTC Swaption	Royal Bank of Scotland Group PLC		3-month USD-LIBOR-BBA	Receive	1.800%	07/29/13	USD	3,800,000	15,200	(14,351)
						Total Written Swaptions			$744,263	$(310,227)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following sales commitments were held by the ING PIMCO Total Return Portfolio at March 31, 2013:

Principal Amount	Description	Fair Value
$(3,000,000)	Fannie Mae	$(3,112,969)
	Total Sales Commitments Proceeds $(3,108,359)	$(3,112,969)

ING PIMCO Total Return Portfolio Open Reverse Repurchase Agreements at March 31, 2013:

Counterparty	Rate	Trade Date	Maturity Date	Principal and Interest	Principal
JPMorgan Chase & Co.	0.15%	3/12/2013	4/2/2013	$13,767,254	$13,765,500

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2013 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2013:

Derivatives Fair Value*
Credit contracts	$842,161
Foreign exchange contracts	1,626,799
Interest rate contracts	(985,627)
Total	$1,483,333

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their fair value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 81.9%
		Consumer Discretionary: 14.1%
140,000	#	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 04/01/23	$140,350	0.1
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	415,800	0.4
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	473,000	0.4
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	212,000	0.2
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	147,200	0.1
315,000	#,+	Burger King Capital Holdings, LLC, 2.220% (step rate 0.110%), 04/15/19	275,625	0.2
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	119,262	0.1
200,000	#	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	199,750	0.2
550,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	584,375	0.5
242,308		Cengage Learning Acquisitions, Inc., 2.710%, 07/03/14	187,637	0.2
250,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	275,312	0.2
540,375		Chrysler Group, LLC, 6.000%, 05/24/17	551,713	0.5
170,000	#	Coinstar, Inc., 6.000%, 03/15/19	174,250	0.1
450,000		Constellation Brands, Inc. - TL B 1L, 4.750%, 06/28/20	450,000	0.4
350,000		DR Horton, Inc., 2.000%, 05/15/14	660,625	0.6
650,000		DISH DBS Corp., 5.875%, 07/15/22	684,937	0.6
77,000		DynCorp International, Inc., 10.375%, 07/01/17	76,230	0.1
128,368		Federal Mogul Corp., 2.138%, 12/27/14	120,327	0.1
65,494		Federal Mogul Corp., 2.138%, 12/27/15	61,391	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	103,750	0.1
622,000		Ford Motor Co., 4.250%, 11/15/16	999,865	0.8
105,000		Goodyear Tire & Rubber Co., 7.000%, 05/15/22	111,169	0.1
190,000		HHI Holdings, LLC, 5.000%, 10/05/18	192,850	0.2
650,000		KB Home, 1.375%, 02/01/19	717,844	0.6
245,000		KB Home, 7.500%, 09/15/22	276,237	0.2
250,000		KB Home, 8.000%, 03/15/20	289,375	0.2
198,000		Landry’s, Inc., 4.750%, 04/24/18	199,815	0.2
2,600,000	X	Lear Corp. Escrow, 12/01/16	—	—
104,000	#	Lennar Corp., 2.750%, 12/15/20	201,760	0.2
230,000	#	Lennar Corp., 4.750%, 11/15/22	225,975	0.2
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	80,800	0.1
195,000	#	MDC Partners, Inc., 6.750%, 04/01/20	197,925	0.2
145,000		MDC Partners, Inc., 11.000%, 11/01/16	161,675	0.1
110,000	#	MDC Partners, Inc., 11.000%, 11/01/16	122,650	0.1
145,000		Meritage Homes Corp., 7.000%, 04/01/22	162,219	0.1
59,850		Metaldyne LLC - TL B 1L, 5.000%, 12/18/18	60,424	0.0
150,000	#	MGM Resorts International, 6.750%, 10/01/20	159,375	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	86,063	0.1
475,000	#	NANA Development Corp., 9.500%, 03/15/19	479,156	0.4
655,261	#, &	Pegasus Solutions, Inc., 13.000%, 04/15/14	635,603	0.5
175,000	#	Pittsburgh Glass Works, LLC, 8.500%, 04/15/16	178,938	0.2
450,000	#	Quebecor Media, Inc., 5.750%, 01/15/23	461,250	0.4
80,000		Regal Entertainment Group, 5.750%, 02/01/25	78,800	0.1
130,000		Ryland Group, Inc., 5.375%, 10/01/22	133,250	0.1
100,000		Scientific Games International, Inc., 6.250%, 09/01/20	102,250	0.1
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	226,781	0.2
85,000		Sitel, LLC / Sitel Finance Corp., 11.500%, 04/01/18	56,100	0.0
365,000	#	Sotheby’s, 5.250%, 10/01/22	370,475	0.3
235,000		Standard Pacific Corp., 1.250%, 08/01/32	301,388	0.3
117,000		Star Gas Partners L.P., 8.875%, 12/01/17	120,510	0.1
180,000		Tempur-Pedic International, Inc., 6.500%, 09/27/13	180,000	0.2

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
245,000	#	Tempur-Pedic International, Inc., 6.875%, 12/15/20	$262,763	0.2
766,000	#	Tower Automotive Holdings USA, LLC, 10.625%, 09/01/17	857,920	0.7
59,959		Univision Communications, Inc., 4.750%, 03/01/20	60,338	0.0
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	714,875	0.6
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	270,725	0.2
400,000		Virgin Media Investment Holding, 2.750%, 02/06/20	398,500	0.3
99,500		Wide Open West Finance, LLC, 6.000%, 07/17/18	100,893	0.1
440,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	503,800	0.4
			16,653,870	14.1
		Consumer Staples: 4.3%
150,000		AdvancePierre Foods - TL L, 5.750%, 07/10/17	152,438	0.1
430,000		Alliance One International, Inc., 5.500%, 07/15/14	441,287	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	875,531	0.7
145,000	#	Chiquita Brands International, Inc. / LLC, 7.875%, 02/01/21	152,431	0.1
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	278,125	0.2
300,000	#	Live Nation Entertainment, Inc., 7.000%, 09/01/20	324,000	0.3
575,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	624,594	0.5
425,000		Post Holdings, Inc., 7.375%, 02/15/22	466,969	0.4
250,000	#	Revlon Consumer Products Corp., 5.750%, 02/15/21	251,875	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	102,125	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	242,931	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	353,844	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	291,169	0.3
480,000		Yankee Acquisition Corp., 9.750%, 02/15/17	499,205	0.4
81,233		Yankee Candle Co., 5.250%, 04/02/19	82,172	0.1
			5,138,696	4.3
		Energy: 16.9%
197,000		American Petroleum Tankers Parent, LLC / AP Tankers Co., 10.250%, 05/01/15	204,387	0.2
175,000	#	Antero Resources Finance Corp., 6.000%, 12/01/20	183,750	0.1
134,339		Aquilex Holdings, LLC, 8.750%, 04/01/16	134,675	0.1
155,000	#	Aurora USA Oil & Gas, Inc., 7.500%, 04/01/20	156,937	0.1
380,000		Basic Energy Services, Inc., 7.750%, 10/15/22	393,300	0.3
205,000		Bristow Group, Inc., 6.250%, 10/15/22	222,169	0.2
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	107,250	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	169,400	0.1
125,000		Chaparral Energy, Inc., 7.625%, 11/15/22	137,187	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	193,375	0.2
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	267,750	0.2
208,000		Chesapeake Energy Corp., 2.500%, 05/15/37	200,330	0.2
152,000		Chesapeake Energy Corp., 2.500%, 05/15/37	144,400	0.1
460,000		Chesapeake Energy Corp., 5.375%, 06/15/21	462,875	0.4
120,000		Cimarex Energy Co., 5.875%, 05/01/22	129,300	0.1
825,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	922,453	0.8
175,000		Comstock Resources, Inc., 7.750%, 04/01/19	185,500	0.2
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	246,375	0.2
100,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	106,750	0.1
580,000		Copano Energy, LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	672,800	0.6
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	280,212	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	248,675	0.2
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	217,199	0.2
275,000		EP Energy, LLC, 7.750%, 09/01/22	305,250	0.3
75,000	#, &	EP Energy, LLC, 8.125%, 12/15/17	78,937	0.1
500,000		EP Energy, LLC, 9.375%, 05/01/20	580,000	0.5
255,000	#	EPL Oil & Gas, Inc., 8.250%, 02/15/18	271,575	0.2

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
150,000	#	Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	$149,813	0.1
700,000	#	Foresight Energy, LLC, 9.625%, 08/15/17	761,250	0.6
410,000	#	Forest Oil Corp., 7.500%, 09/15/20	434,600	0.4
365,218		Frac Tech International, LLC, 8.500%, 05/06/16	348,023	0.3
100,000	#	Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	103,438	0.1
100,000		Golar LNG Ltd., 3.750%, 03/07/17	101,335	0.1
305,000		Goodrich Petroleum Corp., 8.875%, 03/15/19	317,200	0.3
2,000	#	Green Field Energy Services, Inc., 13.250%, 11/15/16	2,080	0.0
75,000	#	Green Field Energy Services, Inc., 13.250%, 11/15/16	78,000	0.1
380,000	#	Gulfport Energy Corp., 7.750%, 11/01/20	402,800	0.3
320,000	#	Halcon Resources Corp., 8.875%, 05/15/21	346,400	0.3
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	186,575	0.2
200,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 6.500%, 03/01/20	213,500	0.2
100,000		Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, 03/15/18	108,750	0.1
150,000		James River Coal Co., 3.125%, 03/15/18	31,500	0.0
100,000	#	Kodiak Oil & Gas Corp., 5.500%, 01/15/21	104,875	0.1
160,000		Kodiak Oil & Gas Corp., 8.125%, 12/01/19	181,600	0.1
525,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	539,438	0.5
970,000		Massey Energy Co., 3.250%, 08/01/15	938,475	0.8
205,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	228,575	0.2
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	504,375	0.4
620,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	649,450	0.5
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	403,325	0.3
225,000	#	Offshore Group Investment Ltd., 7.125%, 04/01/23	230,625	0.2
300,000	#	Offshore Group Investment Ltd., 7.500%, 11/01/19	319,500	0.3
240,000	#	PDC Energy, Inc., 7.750%, 10/15/22	255,600	0.2
300,000		Penn Virginia Resource Partners L.P., 8.375%, 06/01/20	316,500	0.3
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	117,875	0.1
650,000		Plains Exploration & Production Co., 6.125%, 06/15/19	715,000	0.6
210,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	223,650	0.2
485,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	412,250	0.3
275,000	#	Range Resources Corp., 5.000%, 03/15/23	281,875	0.2
325,000	#	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	337,594	0.3
270,000	#	Samson Investment Co., 9.750%, 02/15/20	288,225	0.2
160,000	#	Seitel, Inc., 9.500%, 04/15/19	161,400	0.1
395,000	#	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18	420,675	0.4
110,000		SM Energy Co., 6.500%, 11/15/21	120,725	0.1
100,000	#	Stone Energy Corp., 1.750%, 03/01/17	92,375	0.1
195,000		Stone Energy Corp., 7.500%, 11/15/22	214,013	0.2
155,000	#	Talos Production LLC, 9.750%, 02/15/18	154,225	0.1
290,000		Targa Resources Partners L.P., 6.375%, 08/01/22	318,275	0.3
300,000		Tesoro Corp., 5.375%, 10/01/22	314,250	0.3
155,000		Unit Corp., 6.625%, 05/15/21	163,138	0.1
125,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	134,688	0.1
75,000	#	Western Refining, Inc., 6.250%, 04/01/21	76,781	0.1
			20,027,427	16.9
		Financials: 7.2%
250,000		Alliant Insurance Services, 5.000%, 12/07/19	253,047	0.2
70,000		Apollo Investment Corp., 5.750%, 01/15/16	74,725	0.1
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	309,750	0.3
250,000	#	Blue Fin Ltd. (Cat Bond), 14.061%, 05/28/13	252,876	0.2
400,000		CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	402,000	0.3
324,188		Confie Seguros Holding II - TL 1L, 6.500%, 11/08/18	327,835	0.3

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
200,000	#	DFC Global Corp., 3.250%, 04/15/17	$209,250	0.2
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	307,500	0.2
200,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	229,308	0.2
365,000		Forest City Enterprises, Inc., 4.250%, 08/15/18	405,378	0.3
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,599,762	1.3
14,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	14,000	0.0
100,000	#	Geo Group, Inc./The, 5.125%, 04/01/23	101,250	0.1
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	209,438	0.2
212,355		HUB International Holdings, Inc., 6.750%, 06/13/14	214,532	0.2
325,000	#	Hub International Ltd., 8.125%, 10/15/18	343,688	0.3
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	80,234	0.1
220,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	224,950	0.2
305,000		National Money Mart Co., 10.375%, 12/15/16	337,788	0.3
350,000	#	Nationstar Mortgage LLC, 6.500%, 07/01/21	366,625	0.3
550,000	#	Onex USI Aquisition Corp., 7.750%, 01/15/21	554,125	0.5
250,000	#	Residential Reinsurance 2012 Ltd. (Cat Bond), 12.811%, 12/06/16	256,212	0.2
520,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	567,450	0.5
75,000		Springleaf Finance Corp., 5.500%, 05/10/17	75,621	0.1
525,000	#	USB Realty Corp., 1.451%, 12/29/49	457,406	0.4
300,000	#	WEX, Inc., 4.750%, 02/01/23	291,750	0.2
			8,466,500	7.2
		Health Care: 9.2%
250,000		Accellent, Inc., 8.375%, 02/01/17	266,875	0.2
710,000		Alere, Inc., 3.000%, 05/15/16	701,125	0.6
185,000		Auxilium Pharmaceuticals, Inc., 1.500%, 07/15/18	187,775	0.2
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	162,000	0.1
350,000		Corsicanto Ltd., 3.500%, 01/15/32	434,219	0.4
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	908,722	0.8
451,414		Gentiva Health Services, Inc., 6.500%, 05/23/16	455,364	0.4
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	235,410	0.2
450,000		Hologic, Inc., 2.000%, 12/15/37	544,500	0.5
400,000		Hologic, Inc., 6.250%, 08/01/20	427,500	0.4
400,000		Kindred Healthcare, Inc., 8.250%, 06/01/19	399,000	0.3
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	331,170	0.3
250,000		MedAssets, Inc., 8.000%, 11/15/18	274,375	0.2
225,000	#	Molina Healthcare, Inc., 1.125%, 01/15/20	226,125	0.2
210,000		NuVasive, Inc., 2.750%, 07/01/17	205,275	0.2
265,000	#	Pacira Pharmaceuticals, Inc., 3.250%, 02/01/19	362,387	0.3
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	511,062	0.4
350,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	396,375	0.3
305,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	325,016	0.3
155,000	#	Sky Growth Acquisition Corp., 7.375%, 10/15/20	164,688	0.1
292,875		Surgery Center Holdings, Inc., 7.250%, 02/06/17	293,241	0.3
878,852	#, &	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	894,232	0.8
480,000		Theravance, Inc., 2.125%, 01/15/23	528,300	0.4
100,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	113,750	0.1
160,000	#	Valeant Pharmaceuticals International, 6.375%, 10/15/20	169,100	0.1
150,000		Vanguard Health Holding Co. II, LLC, 7.750%, 02/01/19	161,250	0.1
631,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	758,383	0.6
430,000	#	VPI Escrow Corp., 6.375%, 10/15/20	455,263	0.4
			10,892,482	9.2
		Industrials: 7.5%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	249,375	0.2
167,276		Aeroflex, Inc., 5.750%, 05/09/18	170,552	0.1
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	161,625	0.1
100,000		Aircastle Ltd., 7.625%, 04/15/20	116,250	0.1

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Industrials (continued)
175,000		Atkore International, Inc., 9.875%, 01/01/18	$192,937	0.2
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	278,606	0.2
600,000	#	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21	622,500	0.5
550,000	#	CEVA Group PLC, 11.500%, 04/01/18	507,375	0.4
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	151,525	0.1
205,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	221,656	0.2
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	244,687	0.2
200,000		Commercial Vehicle Group, Inc., 7.875%, 04/15/19	204,000	0.2
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	152,469	0.1
175,204		DAE Aviation Holdings, Inc., 6.250%, 11/02/18	177,066	0.2
79,426		DAE Aviation Holdings, Inc., 6.250%, 07/31/14	80,270	0.1
350,000	#	FTI Consulting, Inc., 6.000%, 11/15/22	371,875	0.3
509,000	+	General Cable Corp., 4.500%, 11/15/29	636,886	0.5
120,000		Greenbrier Cos, Inc., 3.500%, 04/01/18	120,675	0.1
270,000	#	H&E Equipment Services, Inc., 7.000%, 09/01/22	298,350	0.3
197,300		Hunter Defense Technologies, 3.540%, 08/01/14	184,476	0.2
250,000	#, &	Igloo Holdings Corp., 8.250%, 12/15/17	255,937	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	325,500	0.3
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	189,050	0.2
105,000		MasTec, Inc., 4.875%, 03/15/23	104,213	0.1
250,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	277,500	0.2
415,000	#	Meritor, Inc., 7.875%, 03/01/26	423,041	0.4
100,000		Monitronics International, Inc., 9.125%, 04/01/20	106,250	0.1
465,000		Mueller Water Products, Inc., 7.375%, 06/01/17	480,694	0.4
580,000		Navistar International Corp., 8.250%, 11/01/21	593,775	0.5
255,000		New Enterprise Stone & Lime Co., 11.000%, 09/01/18	198,900	0.2
100,000		Park-Ohio Industries, Inc., 8.125%, 04/01/21	109,250	0.1
150,000	#	Silver II US Holdings, LLC, 7.750%, 12/15/20	160,500	0.1
250,000		Terex Corp., 6.000%, 05/15/21	264,375	0.2
200,000	&	YCC Holdings, LLC / Yankee Finance, Inc., 10.250%, 02/15/16	207,250	0.2
			8,839,390	7.5
		Information Technology: 8.4%
210,000	#	Advanced Micro Devices, Inc., 7.500%, 08/15/22	191,625	0.2
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	203,820	0.2
240,000	#	Blucora, Inc., 4.250%, 04/01/19	249,750	0.2
250,000		Ciena Corp., 0.875%, 06/15/17	227,344	0.2
150,000		Emdeon, Inc., 11.000%, 12/31/19	173,625	0.1
242,273		Expert Global Solutions, Inc., 8.500%, 04/03/18	244,696	0.2
75,000	#	First Data Corp., 7.375%, 06/15/19	80,156	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	93,005	0.1
89,000		First Data Corp., 12.625%, 01/15/21	96,899	0.1
75,000	#	Flextronics International Ltd., 4.625%, 02/15/20	76,125	0.1
120,000	#	Flextronics International Ltd., 5.000%, 02/15/23	120,300	0.1
510,000		j2 Global, Inc., 8.000%, 08/01/20	545,700	0.5
571,000		Lam Research Corp., 1.250%, 05/15/18	612,041	0.5
250,000		MEMC Electronic Materials, Inc., 7.750%, 04/01/19	232,500	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	530,719	0.5
265,000	#	NCR Corp., 5.000%, 07/15/22	266,987	0.2
460,000		Novellus Systems, Inc., 2.625%, 05/15/41	628,187	0.5
750,000		Nuance Communications, Inc., 2.750%, 11/01/31	778,594	0.7
72,000		Nuance Communications, Inc., 2.750%, 08/15/27	87,795	0.1
606,000		ON Semiconductor Corp., 2.625%, 12/15/26	689,704	0.6
400,000	#	Rexel SA, 5.250%, 06/15/20	407,000	0.3
375,000		SanDisk Corp., 1.500%, 08/15/17	485,156	0.4
250,000		Seagate HDD Cayman, 7.000%, 11/01/21	272,500	0.2
210,000		Seagate HDD Cayman, 7.750%, 12/15/18	231,262	0.2
255,000		SunPower Corp., 4.500%, 03/15/15	256,753	0.2
234,000		Sunpower Corp., 4.750%, 04/15/14	235,170	0.2
49,369		Vertafore, Inc., 5.250%, 07/31/16	49,894	0.0

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology (continued)
65,000		ViaSat, Inc., 6.875%, 06/15/20	$70,037	0.1
375,000	#	Viasystems, Inc., 7.875%, 05/01/19	393,750	0.3
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	502,762	0.4
150,000		WebMD Health Corp., 2.250%, 03/31/16	147,750	0.1
635,000		WebMD Health Corp., 2.500%, 01/31/18	587,375	0.5
100,000		Xilinx, Inc., 3.125%, 03/15/37	134,563	0.1
			9,903,544	8.4
		Materials: 8.4%
300,000		AEP Industries, Inc., 8.250%, 04/15/19	327,750	0.3
400,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	328,000	0.3
354,240	#, &	ARD Finance SA, 11.125%, 06/01/18	387,893	0.3
200,000	#	Ardagh Packaging Finance PLC, 4.875%, 11/15/22	198,000	0.2
200,000	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	206,000	0.2
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	172,012	0.1
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	147,825	0.1
100,000	#	Clearwater Paper Corp., 4.500%, 02/01/23	98,500	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	716,800	0.6
100,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	102,125	0.1
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	364,875	0.3
300,000		Exopack Holding Corp., 10.000%, 06/01/18	300,000	0.3
60,000	#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 04/15/20	60,450	0.0
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	228,800	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	209,145	0.2
320,000	#	IAMGOLD Corp., 6.750%, 10/01/20	309,600	0.3
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	227,362	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	239,700	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	159,750	0.1
200,000		Kaiser Aluminum Corp., 8.250%, 06/01/20	225,000	0.2
460,000		LyondellBasell Industries NV, 5.000%, 04/15/19	522,100	0.4
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	224,000	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	155,775	0.1
225,000		Molycorp, Inc., 10.000%, 06/01/20	222,750	0.2
150,000	#	New Gold, Inc., 7.000%, 04/15/20	162,000	0.1
333	&	Noranda Aluminium Acquisition Corp., 4.524%, 05/15/15	333	0.0
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	340,844	0.3
170,000		PH Glatfelter Co., 5.375%, 10/15/20	178,925	0.2
80,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	89,800	0.1
365,000	#	Sappi Papier Holding GmbH, 7.750%, 07/15/17	405,150	0.3
235,000	#	Sappi Papier Holding GmbH, 8.375%, 06/15/19	261,731	0.2
165,000	#	Sealed Air Corp., 5.250%, 04/01/23	166,031	0.1
280,000		Steel Dynamics, Inc., 5.125%, 06/15/14	315,700	0.3
75,000	#	Steel Dynamics, Inc., 5.250%, 04/15/23	76,219	0.1
185,000	#	Steel Dynamics, Inc., 6.125%, 08/15/19	200,725	0.2
185,000	#	Steel Dynamics, Inc., 6.375%, 08/15/22	200,725	0.2
480,000		Texas Industries, Inc., 9.250%, 08/15/20	526,800	0.4
310,000	#	Tronox Finance, LLC, 6.375%, 08/15/20	301,863	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	124,200	0.1
125,000		United States Steel Corp., 2.750%, 04/01/19	127,031	0.1
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	293,563	0.2
			9,905,852	8.4
		Telecommunication Services: 4.6%
200,000		CenturyLink, Inc., 6.450%, 06/15/21	212,460	0.2
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	479,250	0.4
288,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	300,960	0.3
160,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	159,600	0.1
245,000		Frontier Communications Corp., 8.500%, 04/15/20	278,687	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	620,212	0.5
200,000		Frontier Communications Corp., 9.250%, 07/01/21	230,500	0.2

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
102,406	&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	$108,806	0.1
690,000	#, &	Intelsat Bermuda Ltd., 11.500%, 02/04/17	733,125	0.6
150,000		Intelsat Corp., 3.205%, 02/01/14	150,117	0.1
50,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	54,875	0.1
200,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	204,000	0.2
1,445,000	X	Millicom International Cellular S.A. Escrow, 11/15/26	—	—
140,000		TW Telecom Inc., 5.375%, 10/01/22	146,650	0.1
325,000		West Corp., 3.250%, 06/30/18	330,688	0.3
375,000	#	Windstream Corp., 6.375%, 08/01/23	374,063	0.3
460,000		Windstream Corp., 7.500%, 06/01/22	494,500	0.4
350,000		Windstream Corp., 7.750%, 10/01/21	382,813	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	218,000	0.2
			5,479,306	4.6
		Utilities: 1.3%
567		AES Red Oak, LLC, 8.540%, 11/30/19	610	0.0
330,000	#	Intergen NV, 9.000%, 06/30/17	325,875	0.3
275,000		NRG Energy, Inc., 7.625%, 01/15/18	314,188	0.3
550,000		NRG Energy, Inc., 7.625%, 05/15/19	596,750	0.5
200,000		NRG Energy, Inc., 7.875%, 05/15/21	223,500	0.2
100,000	#	Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.500%, 10/01/20	75,250	0.0
			1,536,173	1.3
		Total Corporate Bonds/Notes
		(Cost $91,290,572)	96,843,240	81.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
100,000	#	Extended Stay America Trust, 7.625%, 12/05/19	106,076	0.1
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,036,376	0.9
		Total Collateralized Mortgage Obligations
		(Cost $1,112,748)	1,142,452	1.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 11.9%
		Consumer Discretionary: 0.5%
2,324		Lear Corp.	$127,518	0.1
8,509		Starbucks Corp.	484,673	0.4
			612,191	0.5
		Consumer Staples: 0.1%
29,800	@	Alliance One International, Inc.	115,922	0.1

		Energy: 0.7%
28,181	@	Hercules Offshore, Inc.	209,103	0.2
6,900		Marathon Oil Corp.	232,668	0.2
3,450		Marathon Petroleum Corp.	309,120	0.3
795	@	Transocean Ltd.	41,308	0.0
			792,199	0.7
		Financials: 1.4%
91,204	@	Forest City Enterprises, Inc.	1,620,695	1.4
2,445		Legg Mason, Inc.	78,607	0.0
1,476	@	Perseus Holding Corp.	3,690	0.0
			1,702,992	1.4
		Health Care: 3.0%
10,538		Aetna, Inc.	538,703	0.4
1,400	@	Alere, Inc.	35,742	0.0
3,611	@	Alere, Inc.	865,665	0.7
3,432	@	Bio-Rad Laboratories, Inc.	432,432	0.4
5,400		Cigna Corp.	336,798	0.3
11,045		Thermo Fisher Scientific, Inc.	844,832	0.7
5,850	@	Waters Corp.	549,373	0.5
			3,603,545	3.0
		Industrials: 2.7%
11,148		BE Aerospace, Inc.	672,113	0.6
19,600	@	Commercial Vehicle Group, Inc.	152,880	0.1
21,034	@	DigitalGlobe, Inc.	608,093	0.5
2,171	@	Eaton Corp. PLC	132,974	0.1
5,414		ESCO Technologies, Inc.	221,216	0.2
6,900		Exelis, Inc.	75,141	0.1
4,100	@	General Cable Corp.	150,183	0.1
785	@	Horizon Lines, Inc.	1,099	0.0
3,450		ITT Corp.	98,083	0.1
5,900		Joy Global, Inc.	351,168	0.3
5,449		Kennametal, Inc.	212,729	0.2
16,300		Orbital Sciences Corp.	272,047	0.2
6,900		Xylem, Inc.	190,164	0.2
			3,137,890	2.7
		Information Technology: 1.2%
5,800	@	Arrow Electronics, Inc.	235,596	0.2
14,400	@	Ingram Micro, Inc.	283,392	0.2
9,479	@	Itron, Inc.	439,826	0.4
21	X	Magnachip Semiconductors S.A.	—	—
32,651	@	OCZ Technology Group, Inc.	58,772	0.0
9,964	@	TE Connectivity Ltd.	417,790	0.4
			1,435,376	1.2
		Materials: 2.1%
10,495		Axiall Corp.	652,369	0.5
16,600		Freeport-McMoRan Copper & Gold, Inc.	549,460	0.5
14,292		LyondellBasell Industries NV Class A	904,541	0.8
7,900	@	Owens-Illinois, Inc.	210,535	0.2

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
91,233	@	Polymet Mining Corp.	$108,567	0.1
			2,425,472	2.1
		Telecommunication Services: 0.2%
28,800		Windstream Corp.	228,960	0.2
		Total Common Stock
		(Cost $8,305,638)	14,054,547	11.9
PREFERRED STOCK: 1.9%
		Energy: 0.7%
6,800	@, P	NuStar Logistics L.P.	182,308	0.2
11,500	@	Petroquest Energy, Inc.	385,250	0.3
1,016	@	SandRidge Energy, Inc.	90,932	0.1
1,400	@	SandRidge Energy, Inc.	128,856	0.1
			787,346	0.7
		Financials: 0.6%
325	#, @, P	Ally Financial, Inc.	321,425	0.3
13,000	@, P	GMAC Capital Trust I	353,600	0.3
775	#, @	Perseus Holding Corp.	63,937	0.0
			738,962	0.6
		Industrials: 0.3%
2,200	@, P	General Cable Corp.	403,288	0.3

		Utilities: 0.3%
12,000	@, P	PPL Capital Funding, Inc.	302,640	0.3
		Total Preferred Stock
		(Cost $2,655,694)	2,232,236	1.9
WARRANTS: 0.2%
		Consumer Discretionary: 0.0%
197		Lear Corp.	10,810	0.0

		Energy: 0.0%
75	#	Green Field Energy Services, Inc.	4,125	0.0

		Industrials: 0.2%
3,874,272		Horizon Lines, Inc.	216,959	0.2

		Information Technology: —%
840	X	Magnachip Semiconductors S.A.	—	—
		Total Warrants
		(Cost $365,026)	231,894	0.2
		Total Long-Term Investments
		(Cost $103,729,678)	114,504,369	96.9
SHORT-TERM INVESTMENTS: 4.4%
		Mutual Funds: 4.4%
5,234,356		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,234,356)	5,234,356	4.4
		Total Short-Term Investments
		(Cost $5,234,356)	5,234,356	4.4
		Total Investments in Securities (Cost $108,964,034)	$119,738,725	101.3
		Liabilities in Excess of Other Assets	(1,505,493)	(1.3)
		Net Assets	$118,233,232	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Cost for federal income tax purposes is $109,296,971.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$14,008,888
		Gross Unrealized Depreciation	(3,567,134)
		Net Unrealized Appreciation	$10,441,754

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$612,191	$—	$—	$612,191
Consumer Staples	115,922	—	—	115,922
Energy	792,199	—	—	792,199
Financials	1,699,302	—	3,690	1,702,992
Health Care	3,603,545	—	—	3,603,545
Industrials	3,137,890	—	—	3,137,890
Information Technology	1,435,376	—	—	1,435,376
Materials	2,425,472	—	—	2,425,472
Telecommunication Services	228,960	—	—	228,960
Total Common Stock	14,050,857	—	3,690	14,054,547
Preferred Stock	302,640	1,865,659	63,937	2,232,236
Warrants	14,935	216,959	—	231,894
Corporate Bonds/Notes	—	96,587,028	256,212	96,843,240
Collateralized Mortgage Obligations	—	1,142,452	—	1,142,452
Short-Term Investments	5,234,356	—	—	5,234,356
Total Investments, at fair value	$19,602,788	$99,812,098	$323,839	$119,738,725

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
158,235		iShares iBoxx $ High Yield Corporate Bond Fund	$14,929,472	2.0
		Total Exchange-Traded Funds
		(Cost $14,885,506)	14,929,472	2.0
MUTUAL FUNDS: 97.8%
		Affiliated Investment Companies: 97.8%
5,437,785		ING BlackRock Inflation Protected Bond Portfolio - Class I	59,434,985	8.0
513,637		ING Clarion Real Estate Portfolio - Class I	14,916,019	2.0
2,178,630		ING Floating Rate Fund - Class I	22,396,314	3.0
3,962,120		ING Global Bond Fund - Class I	44,653,091	6.0
2,554,362	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	14,687,584	2.0
908,818		ING Growth and Income Portfolio - Class I	24,210,905	3.2
3,878,097		ING Intermediate Bond Fund - Class I	39,091,217	5.2
3,007,383		ING International Core Fund - Class I	29,863,312	4.0
1,400,394		ING International Growth Fund - Class I	14,956,208	2.0
845,088		ING International Index Portfolio - Class I	7,462,131	1.0
1,504,566		ING Large Cap Growth Portfolio - Class I	24,253,599	3.3
1,672,093		ING Large Cap Value Fund - Class I	20,499,864	2.7
2,358,108		ING MidCap Opportunities Portfolio - Class I	33,650,204	4.5
2,447,858		ING MidCap Value Fund - Class I	33,584,615	4.5
2,087,017		ING PIMCO High Yield Portfolio - Class I	22,372,818	3.0
3,173,654		ING PIMCO Total Return Bond Portfolio - Class I	39,004,209	5.2
5,205,797		ING Short Term Bond Fund Class - I	52,057,966	7.0
1,404,459		ING T. Rowe Price Equity Income Portfolio - Class I	20,533,188	2.8
243,622		ING T. Rowe Price Growth Equity Portfolio - Class I	16,795,334	2.3
1,319,438		ING Templeton Foreign Equity Portfolio - Class I	14,909,654	2.0
10,516,464		ING U.S. Bond Index Portfolio - Class I	115,155,282	15.4
5,131,124		ING U.S. Stock Index Portfolio - Class I	65,216,587	8.7
		Total Mutual Funds
		(Cost $697,133,117)	729,705,086	97.8
		Total Investments in Securities (Cost $712,018,623)	$744,634,558	99.8
		Assets in Excess of Other Liabilities	1,780,042	0.2
		Net Assets	$746,414,600	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $718,276,053.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$36,586,029
		Gross Unrealized Depreciation	(10,227,524)
		Net Unrealized Appreciation	$26,358,505

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,929,472	$—	$—	$14,929,472
Mutual Funds	729,705,086	—	—	729,705,086
Total Investments, at fair value	$744,634,558	$—	$—	$744,634,558

PORTFOLIO OF INVESTMENTS
ING Solution 2020 Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
4		iShares iBoxx $ High Yield Corporate Bond Fund	$377	2.0
		Total Exchange-Traded Funds
		(Cost $376)	377	2.0
MUTUAL FUNDS: 97.6%
		Affiliated Investment Companies: 97.6%
119		ING BlackRock Inflation Protected Bond Portfolio - Class I	1,295	6.9
13		ING Clarion Real Estate Portfolio - Class I	371	2.0
54		ING Floating Rate Fund - Class I	557	3.0
99		ING Global Bond Fund - Class I	1,111	6.0
64	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	366	2.0
26		ING Growth and Income Portfolio - Class I	695	3.7
46		ING Intermediate Bond Fund - Class I	463	2.5
75		ING International Core Fund - Class I	743	4.0
35		ING International Growth Fund - Class I	372	2.0
21		ING International Index Portfolio - Class I	186	1.0
55		ING Large Cap Growth Portfolio - Class I	882	4.7
53		ING Large Cap Value Fund - Class I	649	3.5
65		ING MidCap Opportunities Portfolio - Class I	931	5.0
68		ING MidCap Value Fund - Class I	929	5.0
52		ING PIMCO High Yield Portfolio - Class I	558	3.0
38		ING PIMCO Total Return Bond Portfolio - Class I	462	2.5
111		ING Short Term Bond Fund Class - I	1,111	6.0
34		ING Small Company Portfolio - Class I	741	4.0
17		ING T Rowe Price Capital Appreciation Portfolio - Class I	464	2.5
44		ING T. Rowe Price Equity Income Portfolio - Class I	650	3.5
10		ING T. Rowe Price Growth Equity Portfolio - Class I	697	3.7
33		ING Templeton Foreign Equity Portfolio - Class I	371	2.0
169		ING U.S. Bond Index Portfolio - Class I	1,849	9.9
135		ING U.S. Stock Index Portfolio - Class I	1,716	9.2
		Total Mutual Funds
		(Cost $16,566)	18,169	97.6
		Total Investments in Securities (Cost $16,942)	$18,546	99.6
		Assets in Excess of Other Liabilities	74	0.4
		Net Assets	$18,620	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $16,945.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,672
		Gross Unrealized Depreciation	(71)
		Net Unrealized Appreciation	$1,601

PORTFOLIO OF INVESTMENTS
ING Solution 2020 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$377	$—	$—	$377
Mutual Funds	18,169	—	—	18,169
Total Investments, at fair value	$18,546	$—	$—	$18,546

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
273,095		iShares iBoxx $ High Yield Corporate Bond Fund	$25,766,513	2.0
		Total Exchange-Traded Funds
		(Cost $25,689,753)	25,766,513	2.0
MUTUAL FUNDS: 97.9%
		Affiliated Investment Companies: 97.9%
887,790		ING Clarion Real Estate Portfolio - Class I	25,781,411	2.0
2,250,842		ING Emerging Markets Equity Fund - Class I	25,704,618	2.0
3,765,508		ING Floating Rate Fund - Class I	38,709,425	3.0
6,848,365		ING Global Bond Fund - Class I	77,181,074	6.0
4,415,435	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	25,388,749	2.0
1,812,512		ING Growth and Income Portfolio - Class I	48,285,326	3.7
1,595,971		ING Intermediate Bond Fund - Class I	16,087,384	1.3
6,497,558		ING International Core Fund - Class I	64,520,749	5.0
3,630,682		ING International Growth Fund - Class I	38,775,684	3.0
1,460,775		ING International Index Portfolio - Class I	12,898,647	1.0
1,251,314		ING JPMorgan Emerging Markets Equity Portfolio - Class I	25,852,153	2.0
4,400,930		ING Large Cap Growth Portfolio - Class I	70,942,991	5.5
3,415,562		ING Large Cap Value Fund - Class I	41,874,785	3.2
5,434,363		ING MidCap Opportunities Portfolio - Class I	77,548,360	6.0
5,641,258		ING MidCap Value Fund - Class I	77,398,065	6.0
3,609,765		ING PIMCO High Yield Portfolio - Class I	38,696,680	3.0
1,306,092		ING PIMCO Total Return Bond Portfolio - Class I	16,051,873	1.2
7,712,572		ING Short Term Bond Fund Class - I	77,125,725	6.0
2,346,713		ING Small Company Portfolio - Class I	51,463,410	4.0
2,390,560		ING T Rowe Price Capital Appreciation Portfolio - Class I	64,401,675	5.0
2,868,895		ING T. Rowe Price Equity Income Portfolio - Class I	41,943,247	3.3
748,599		ING T. Rowe Price Growth Equity Portfolio - Class I	51,608,437	4.0
3,420,860		ING Templeton Foreign Equity Portfolio - Class I	38,655,723	3.0
8,795,547		ING U.S. Bond Index Portfolio - Class I	96,311,237	7.5
9,376,096		ING U.S. Stock Index Portfolio - Class I	119,170,174	9.2
		Total Mutual Funds
		(Cost $1,153,433,941)	1,262,377,602	97.9
		Total Investments in Securities (Cost $1,179,123,694)	$1,288,144,115	99.9
		Assets in Excess of Other Liabilities	1,553,044	0.1
		Net Assets	$1,289,697,159	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $1,194,980,569.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$115,287,822
		Gross Unrealized Depreciation	(22,124,276)
		Net Unrealized Appreciation	$93,163,546

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,766,513	$—	$—	$25,766,513
Mutual Funds	1,262,377,602	—	—	1,262,377,602
Total Investments, at fair value	$1,288,144,115	$—	$—	$1,288,144,115

PORTFOLIO OF INVESTMENTS
ING Solution 2030 Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
4		iShares iBoxx $ High Yield Corporate Bond Fund	$377	2.0
		Total Exchange-Traded Funds
		(Cost $376)	377	2.0
MUTUAL FUNDS: 97.5%
		Affiliated Investment Companies: 97.5%
13		ING Clarion Real Estate Portfolio - Class I	386	2.0
51		ING Emerging Markets Equity Fund - Class I	577	3.0
56		ING Floating Rate Fund - Class I	579	3.0
66	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	380	2.0
29		ING Growth and Income Portfolio - Class I	771	4.0
14		ING Intermediate Bond Fund - Class I	144	0.7
117		ING International Core Fund - Class I	1,159	6.0
54		ING International Growth Fund - Class I	580	3.0
22		ING International Index Portfolio - Class I	193	1.0
19		ING JPMorgan Emerging Markets Equity Portfolio - Class I	387	2.0
87		ING Large Cap Growth Portfolio - Class I	1,400	7.2
75		ING Large Cap Value Fund - Class I	916	4.7
81		ING MidCap Opportunities Portfolio - Class I	1,161	6.0
84		ING MidCap Value Fund - Class I	1,158	6.0
54		ING PIMCO High Yield Portfolio - Class I	580	3.0
12		ING PIMCO Total Return Bond Portfolio - Class I	144	0.7
115		ING Short Term Bond Fund Class - I	1,154	6.0
35		ING Small Company Portfolio - Class I	770	4.0
36		ING T Rowe Price Capital Appreciation Portfolio - Class I	964	5.0
63		ING T. Rowe Price Equity Income Portfolio - Class I	918	4.7
15		ING T. Rowe Price Growth Equity Portfolio - Class I	1,014	5.2
51		ING Templeton Foreign Equity Portfolio - Class I	579	3.0
97		ING U.S. Bond Index Portfolio - Class I	1,057	5.4
152		ING U.S. Stock Index Portfolio - Class I	1,928	9.9
		Total Mutual Funds
		(Cost $16,547)	18,899	97.5
		Total Investments in Securities (Cost $16,923)	$19,276	99.5
		Assets in Excess of Other Liabilities	103	0.5
		Net Assets	$19,379	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $16,925.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,380
		Gross Unrealized Depreciation	(29)
		Net Unrealized Appreciation	$2,351

PORTFOLIO OF INVESTMENTS
ING Solution 2030 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$377	$—	$—	$377
Mutual Funds	18,899	—	—	18,899
Total Investments, at fair value	$19,276	$—	$—	$19,276

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
237,754		iShares iBoxx $ High Yield Corporate Bond Fund	$22,432,090	2.0
		Total Exchange-Traded Funds
		(Cost $22,365,681)	22,432,090	2.0
MUTUAL FUNDS: 98.0%
		Affiliated Investment Companies: 98.0%
773,809		ING Clarion Real Estate Portfolio - Class I	22,471,411	2.0
3,923,779		ING Emerging Markets Equity Fund - Class I	44,809,561	4.0
3,282,048		ING Floating Rate Fund - Class I	33,739,455	3.0
3,848,782	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	22,130,497	2.0
1,790,458		ING Growth and Income Portfolio - Class I	47,697,812	4.3
11,326,661		ING International Core Fund - Class I	112,473,743	10.0
3,164,516		ING International Growth Fund - Class I	33,797,028	3.0
1,273,227		ING International Index Portfolio - Class I	11,242,598	1.0
1,635,995		ING JPMorgan Emerging Markets Equity Portfolio - Class I	33,799,665	3.0
5,230,773		ING Large Cap Growth Portfolio - Class I	84,320,069	7.5
4,809,078		ING Large Cap Value Fund - Class I	58,959,296	5.3
4,736,612		ING MidCap Opportunities Portfolio - Class I	67,591,455	6.0
4,916,978		ING MidCap Value Fund - Class I	67,460,936	6.0
3,148,794		ING PIMCO High Yield Portfolio - Class I	33,755,072	3.0
2,240,816		ING Short Term Bond Fund Class - I	22,408,164	2.0
2,045,439		ING Small Company Portfolio - Class I	44,856,486	4.0
1,875,284		ING T Rowe Price Capital Appreciation Portfolio - Class I	50,520,146	4.5
3,846,969		ING T. Rowe Price Equity Income Portfolio - Class I	56,242,691	5.0
897,172		ING T. Rowe Price Growth Equity Portfolio - Class I	61,851,054	5.5
2,981,670		ING Templeton Foreign Equity Portfolio - Class I	33,692,871	3.0
3,322,117		ING U.S. Bond Index Portfolio - Class I	36,377,184	3.2
9,496,928		ING U.S. Stock Index Portfolio - Class I	120,705,954	10.7
		Total Mutual Funds
		(Cost $986,167,649)	1,100,903,148	98.0
		Total Investments in Securities (Cost $1,008,533,330)	$1,123,335,238	100.0
		Assets in Excess of Other Liabilities	83,940	—
		Net Assets	$1,123,419,178	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $1,024,846,657.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$117,470,445
		Gross Unrealized Depreciation	(18,981,864)
		Net Unrealized Appreciation	$98,488,581

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,432,090	$—	$—	$22,432,090
Mutual Funds	1,100,903,148	—	—	1,100,903,148
Total Investments, at fair value	$1,123,335,238	$—	$—	$1,123,335,238

PORTFOLIO OF INVESTMENTS
ING Solution 2040 Portfolio	as of March 31, 2013 (Unaudited)

Md

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
4		iShares iBoxx $ High Yield Corporate Bond Fund	$377	1.9
		Total Exchange-Traded Funds
		(Cost $376)	377	1.9
MUTUAL FUNDS: 97.5%
		Affiliated Investment Companies: 97.5%
14		ING Clarion Real Estate Portfolio - Class I	400	2.0
70		ING Emerging Markets Equity Fund - Class I	797	4.0
68	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	394	1.9
36		ING Growth and Income Portfolio - Class I	948	4.7
202		ING International Core Fund - Class I	2,001	9.9
56		ING International Growth Fund - Class I	601	3.0
23		ING International Index Portfolio - Class I	200	1.0
29		ING JPMorgan Emerging Markets Equity Portfolio - Class I	601	3.0
105		ING Large Cap Growth Portfolio - Class I	1,700	8.4
98		ING Large Cap Value Fund - Class I	1,199	6.0
91		ING MidCap Opportunities Portfolio - Class I	1,303	6.5
95		ING MidCap Value Fund - Class I	1,300	6.5
56		ING PIMCO High Yield Portfolio - Class I	601	3.0
45		ING Small Company Portfolio - Class I	998	5.0
33		ING T Rowe Price Capital Appreciation Portfolio - Class I	899	4.5
79		ING T. Rowe Price Equity Income Portfolio - Class I	1,151	5.7
17		ING T. Rowe Price Growth Equity Portfolio - Class I	1,201	6.0
53		ING Templeton Foreign Equity Portfolio - Class I	599	3.0
41		ING U.S. Bond Index Portfolio - Class I	448	2.2
177		ING U.S. Stock Index Portfolio - Class I	2,248	11.2
		Total Mutual Funds
		(Cost $16,582)	19,589	97.5
		Total Investments in Securities (Cost $16,958)	$19,966	99.4
		Assets in Excess of Other Liabilities	113	0.6
		Net Assets	$20,079	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $16,960.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,032
		Gross Unrealized Depreciation	(26)
		Net Unrealized Appreciation	$3,006

PORTFOLIO OF INVESTMENTS
ING Solution 2040 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$377	$—	$—	$377
Mutual Funds	19,589	—	—	19,589
Total Investments, at fair value	$19,966	$—	$—	$19,966

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
156,317		iShares iBoxx $ High Yield Corporate Bond Fund	$14,748,509	2.0
		Total Exchange-Traded Funds
		(Cost $14,704,293)	14,748,509	2.0
MUTUAL FUNDS: 98.0%
		Affiliated Investment Companies: 98.0%
508,690		ING Clarion Real Estate Portfolio - Class I	14,772,360	2.0
2,579,452		ING Emerging Markets Equity Fund - Class I	29,457,342	4.0
2,530,204	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	14,548,675	2.0
1,384,732		ING Growth and Income Portfolio - Class I	36,889,260	5.0
7,445,960		ING International Core Fund - Class I	73,938,384	10.0
2,773,722		ING International Growth Fund - Class I	29,623,353	4.0
836,999		ING International Index Portfolio - Class I	7,390,704	1.0
1,075,484		ING JPMorgan Emerging Markets Equity Portfolio - Class I	22,219,508	3.0
4,011,729		ING Large Cap Growth Portfolio - Class I	64,669,069	8.8
3,613,045		ING Large Cap Value Fund - Class I	44,295,934	6.0
3,373,234		ING MidCap Opportunities Portfolio - Class I	48,136,050	6.5
3,501,699		ING MidCap Value Fund - Class I	48,043,308	6.5
689,580		ING PIMCO High Yield Portfolio - Class I	7,392,302	1.0
1,680,807		ING Small Company Portfolio - Class I	36,860,100	5.0
1,301,273		ING T Rowe Price Capital Appreciation Portfolio - Class I	35,056,283	4.7
3,034,705		ING T. Rowe Price Equity Income Portfolio - Class I	44,367,390	6.0
670,212		ING T. Rowe Price Growth Equity Portfolio - Class I	46,204,435	6.3
2,613,476		ING Templeton Foreign Equity Portfolio - Class I	29,532,275	4.0
167,994		ING U.S. Bond Index Portfolio - Class I	1,839,538	0.2
6,969,065		ING U.S. Stock Index Portfolio - Class I	88,576,820	12.0
		Total Mutual Funds
		(Cost $630,309,611)	723,813,090	98.0
		Total Investments in Securities (Cost $645,013,904)	$738,561,599	100.0
		Assets in Excess of Other Liabilities	192,794	—
		Net Assets	$738,754,393	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $656,744,377.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$95,052,208
		Gross Unrealized Depreciation	(13,234,986)
		Net Unrealized Appreciation	$81,817,222

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,748,509	$—	$—	$14,748,509
Mutual Funds	723,813,090	—	—	723,813,090
Total Investments, at fair value	$738,561,599	$—	$—	$738,561,599

PORTFOLIO OF INVESTMENTS
ING Solution 2050 Portfolio	as of March 31, 2013 (Unaudited)

one

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.9%

4		iShares iBoxx $ High Yield Corporate Bond Fund	$378	1.9

		Total Exchange-Traded Funds
		(Cost $376)	378	1.9

MUTUAL FUNDS: 97.5%

		Affiliated Investment Companies: 97.5%
14		ING Clarion Real Estate Portfolio - Class I	400	2.0
70		ING Emerging Markets Equity Fund - Class I	798	4.0
69	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	394	1.9
37		ING Growth and Income Portfolio - Class I	999	5.0
202		ING International Core Fund - Class I	2,002	9.9
75		ING International Growth Fund - Class I	802	4.0
23		ING International Index Portfolio - Class I	200	1.0
29		ING JPMorgan Emerging Markets Equity Portfolio - Class I	602	3.0
109		ING Large Cap Growth Portfolio - Class I	1,751	8.7
98		ING Large Cap Value Fund - Class I	1,199	6.0
91		ING MidCap Opportunities Portfolio - Class I	1,303	6.5
95		ING MidCap Value Fund - Class I	1,301	6.5
19		ING PIMCO High Yield Portfolio - Class I	200	1.0
46		ING Small Company Portfolio - Class I	998	5.0
35		ING T Rowe Price Capital Appreciation Portfolio - Class I	949	4.7
82		ING T. Rowe Price Equity Income Portfolio - Class I	1,201	6.0
18		ING T. Rowe Price Growth Equity Portfolio - Class I	1,251	6.2
71		ING Templeton Foreign Equity Portfolio - Class I	800	4.0
5		ING U.S. Bond Index Portfolio - Class I	50	0.2
189		ING U.S. Stock Index Portfolio - Class I	2,398	11.9

		Total Mutual Funds
		(Cost $16,550)	19,598	97.5

		Total Investments in Securities (Cost $16,926)	$19,976	99.4
		Assets in Excess of Other Liabilities	119	0.6
		Net Assets	$20,095	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $16,927.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,071
		Gross Unrealized Depreciation	(22)
		Net Unrealized Appreciation	$3,049

PORTFOLIO OF INVESTMENTS
ING Solution 2050 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$378	$—	$—	$378
Mutual Funds	19,598	—	—	19,598
Total Investments, at fair value	$19,976	$—	$—	$19,976

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%

13,000		iShares iBoxx $ High Yield Corporate Bond Fund	$1,226,550	2.0

		Total Exchange-Traded Funds
		(Cost $1,222,990)	1,226,550	2.0

MUTUAL FUNDS: 98.2%

		Affiliated Investment Companies: 98.2%
42,398		ING Clarion Real Estate Portfolio - Class I	1,231,236	2.0
214,994		ING Emerging Markets Equity Fund - Class I	2,455,233	4.0
210,885	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	1,212,588	2.0
115,414		ING Growth and Income Portfolio - Class I	3,074,617	5.0
620,605		ING International Core Fund - Class I	6,162,605	10.0
231,182		ING International Growth Fund - Class I	2,469,020	4.0
69,762		ING International Index Portfolio - Class I	615,998	1.0
89,648		ING JPMorgan Emerging Markets Equity Portfolio - Class I	1,852,126	3.0
334,365		ING Large Cap Growth Portfolio - Class I	5,389,963	8.8
301,137		ING Large Cap Value Fund - Class I	3,691,940	6.0
281,146		ING MidCap Opportunities Portfolio - Class I	4,011,959	6.5
291,855		ING MidCap Value Fund - Class I	4,004,251	6.5
57,755		ING PIMCO High Yield Portfolio - Class I	619,138	1.0
140,091		ING Small Company Portfolio - Class I	3,072,193	5.0
108,458		ING T Rowe Price Capital Appreciation Portfolio - Class I	2,921,846	4.8
252,932		ING T. Rowe Price Equity Income Portfolio - Class I	3,697,867	6.0
55,860		ING T. Rowe Price Growth Equity Portfolio - Class I	3,850,997	6.3
217,828		ING Templeton Foreign Equity Portfolio - Class I	2,461,455	4.0
14,002		ING U.S. Bond Index Portfolio - Class I	153,322	0.3
580,835		ING U.S. Stock Index Portfolio - Class I	7,382,415	12.0

		Total Mutual Funds
		(Cost $55,167,444)	60,330,769	98.2

		Total Investments in Securities (Cost $56,390,434)	$61,557,319	100.2
		Liabilities in Excess of Other Assets	(116,920)	(0.2)
		Net Assets	$61,440,399	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $56,808,520.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,224,792
		Gross Unrealized Depreciation	(475,993)
		Net Unrealized Appreciation	$4,748,799

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,226,550	$—	$—	$1,226,550
Mutual Funds	60,330,769	—	—	60,330,769
Total Investments, at fair value	$61,557,319	$—	$—	$61,557,319

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%

5,440		iShares iBoxx $ High Yield Corporate Bond Fund	$513,264	2.0

		Total Exchange-Traded Funds
		(Cost $511,806)	513,264	2.0

MUTUAL FUNDS: 98.0%

		Affiliated Investment Companies: 98.0%
17,715		ING Clarion Real Estate Portfolio - Class I	514,444	2.0
89,829		ING Emerging Markets Equity Fund - Class I	1,025,851	4.0
50,091		ING Floating Rate Fund - Class I	514,936	2.0
45,551		ING Global Bond Fund - Class I	513,354	2.0
132,166	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	759,954	3.0
40,989		ING Growth and Income Portfolio - Class I	1,091,960	4.2
181,514		ING International Core Fund - Class I	1,802,431	7.0
96,595		ING International Growth Fund - Class I	1,031,632	4.0
37,457		ING JPMorgan Emerging Markets Equity Portfolio - Class I	773,867	3.0
111,766		ING Large Cap Growth Portfolio - Class I	1,801,669	7.0
94,367		ING Large Cap Value Fund - Class I	1,156,944	4.5
150,087		ING MidCap Value Fund - Class I	2,059,197	8.0
96,158		ING PIMCO High Yield Portfolio - Class I	1,030,813	4.0
35,120		ING Small Company Portfolio - Class I	770,185	3.0
47,702		ING T Rowe Price Capital Appreciation Portfolio - Class I	1,285,079	5.0
79,263		ING T. Rowe Price Equity Income Portfolio - Class I	1,158,828	4.5
18,672		ING T. Rowe Price Growth Equity Portfolio - Class I	1,287,246	5.0
91,014		ING Templeton Foreign Equity Portfolio - Class I	1,028,458	4.0
70,204		ING U.S. Bond Index Portfolio - Class I	768,734	3.0
217,406		ING U.S. Stock Index Portfolio - Class I	2,763,236	10.8
144,582		ING MidCap Opportunities Portfolio - Class I	2,063,179	8.0

		Total Mutual Funds
		(Cost $23,151,403)	25,201,997	98.0

		Total Investments in Securities (Cost $23,663,209)	$25,715,261	100.0
		Liabilities in Excess of Other Assets	(10,435)	—
		Net Assets	$25,704,826	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $23,950,803.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,106,196
		Gross Unrealized Depreciation	(341,738)
		Net Unrealized Appreciation	$1,764,458

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$513,264	$—	$—	$513,264
Mutual Funds	25,201,997	—	—	25,201,997
Total Investments, at fair value	$25,715,261	$—	$—	$25,715,261

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of March 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%

3,466	iShares iBoxx $ High Yield Corporate Bond Fund	$327,017	2.0

	Total Exchange-Traded Funds
	(Cost $326,069)	327,017	2.0

MUTUAL FUNDS: 98.1%

	Affiliated Investment Companies: 98.1%
134,460	ING BlackRock Inflation Protected Bond Portfolio - Class I	1,469,645	9.0
79,806	ING Floating Rate Fund - Class I	820,402	5.0
174,171	ING Global Bond Fund - Class I	1,962,905	12.0
13,829	ING Growth and Income Portfolio - Class I	368,405	2.2
97,414	ING Intermediate Bond Fund - Class I	981,934	6.0
33,055	ING International Core Fund - Class I	328,239	2.0
17,806	ING Large Cap Growth Portfolio - Class I	287,041	1.8
20,046	ING Large Cap Value Fund - Class I	245,767	1.5
46,071	ING MidCap Opportunities Portfolio - Class I	657,429	4.0
47,824	ING MidCap Value Fund - Class I	656,148	4.0
137,865	ING PIMCO High Yield Portfolio - Class I	1,477,913	9.0
79,720	ING PIMCO Total Return Bond Portfolio - Class I	979,763	6.0
130,766	ING Short Term Bond Fund Class - I	1,307,657	8.0
16,838	ING T. Rowe Price Equity Income Portfolio - Class I	246,176	1.5
2,975	ING T. Rowe Price Growth Equity Portfolio - Class I	205,081	1.3
268,428	ING U.S. Bond Index Portfolio - Class I	2,939,289	18.0
87,002	ING U.S. Stock Index Portfolio - Class I	1,105,789	6.8

	Total Mutual Funds
	(Cost $15,683,917)	16,039,583	98.1

	Total Investments in Securities (Cost $16,009,986)	$16,366,600	100.1
	Liabilities in Excess of Other Assets	(13,491)	(0.1)
	Net Assets	$16,353,109	100.0

	Cost for federal income tax purposes is $16,072,594.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$427,485
	Gross Unrealized Depreciation	(133,479)
	Net Unrealized Appreciation	$294,006

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$327,017	$—	$—	$327,017
Mutual Funds	16,039,583	—	—	16,039,583
Total Investments, at fair value	$16,366,600	$—	$—	$16,366,600

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 2.0%

9,847		iShares iBoxx $ High Yield Corporate Bond Fund	$929,064	2.0

		Total Exchange-Traded Funds
		(Cost $926,422)	929,064	2.0

MUTUAL FUNDS: 98.1%

		Affiliated Investment Companies: 98.1%
84,898		ING BlackRock Inflation Protected Bond Portfolio - Class I	927,937	2.0
32,076		ING Clarion Real Estate Portfolio - Class I	931,483	2.0
121,986		ING Emerging Markets Equity Fund - Class I	1,393,081	3.0
136,041		ING Floating Rate Fund - Class I	1,398,502	3.0
206,194		ING Global Bond Fund - Class I	2,323,811	5.0
159,534	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	917,321	2.0
69,852		ING Growth and Income Portfolio - Class I	1,860,858	4.0
92,258		ING Intermediate Bond Fund - Class I	929,965	2.0
187,806		ING International Core Fund - Class I	1,864,909	4.0
87,450		ING International Growth Fund - Class I	933,971	2.0
45,212		ING JPMorgan Emerging Markets Equity Portfolio - Class I	934,072	2.0
166,233		ING Large Cap Growth Portfolio - Class I	2,679,672	5.8
132,897		ING Large Cap Value Fund - Class I	1,629,315	3.5
196,342		ING MidCap Opportunities Portfolio - Class I	2,801,796	6.0
203,818		ING MidCap Value Fund - Class I	2,796,381	6.0
217,621		ING PIMCO High Yield Portfolio - Class I	2,332,901	5.0
75,503		ING PIMCO Total Return Bond Portfolio - Class I	927,937	2.0
92,885		ING Short Term Bond Fund Class - I	928,850	2.0
42,394		ING Small Company Portfolio - Class I	929,691	2.0
86,371		ING T Rowe Price Capital Appreciation Portfolio - Class I	2,326,837	5.0
111,625		ING T. Rowe Price Equity Income Portfolio - Class I	1,631,963	3.5
28,737		ING T. Rowe Price Growth Equity Portfolio - Class I	1,981,150	4.3
82,397		ING Templeton Foreign Equity Portfolio - Class I	931,091	2.0
423,716		ING U.S. Bond Index Portfolio - Class I	4,639,686	10.0
366,208		ING U.S. Stock Index Portfolio - Class I	4,654,501	10.0

		Total Mutual Funds
		(Cost $42,637,839)	45,607,681	98.1

		Total Investments in Securities (Cost $43,564,261)	$46,536,745	100.1
		Liabilities in Excess of Other Assets	(33,000)	(0.1)
		Net Assets	$46,503,745	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $43,889,473.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,126,663
		Gross Unrealized Depreciation	(479,391)
		Net Unrealized Appreciation	$2,647,272

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$929,064	$—	$—	$929,064
Mutual Funds	45,607,681	—	—	45,607,681
Total Investments, at fair value	$46,536,745	$—	$—	$46,536,745

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
45,053		iShares iBoxx $ High Yield Corporate Bond Fund	$4,250,751	2.0
		Total Exchange-Traded Funds
		(Cost $4,238,258)	4,250,751	2.0
MUTUAL FUNDS: 97.5%
		Affiliated Investment Companies: 97.5%
1,738,566		ING BlackRock Inflation Protected Bond Portfolio - Class I	19,002,525	8.9
145,974		ING Clarion Real Estate Portfolio - Class I	4,239,098	2.0
619,160		ING Floating Rate Fund - Class I	6,364,963	3.0
1,126,020		ING Global Bond Fund - Class I	12,690,247	6.0
725,916	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	4,174,016	2.0
238,416		ING Growth and Income Portfolio - Class I	6,351,395	3.0
1,417,039		ING Intermediate Bond Fund - Class I	14,283,754	6.7
427,347		ING International Core Fund - Class I	4,243,555	2.0
240,168		ING International Index Portfolio - Class I	2,120,682	1.0
427,595		ING Large Cap Growth Portfolio - Class I	6,892,834	3.2
475,204		ING Large Cap Value Fund - Class I	5,825,997	2.7
446,782		ING MidCap Opportunities Portfolio - Class I	6,375,580	3.0
463,785		ING MidCap Value Fund - Class I	6,363,123	3.0
592,232		ING PIMCO High Yield Portfolio - Class I	6,348,732	3.0
1,159,633		ING PIMCO Total Return Bond Portfolio - Class I	14,251,893	6.7
1,690,817		ING Short Term Bond Fund Class - I	16,908,165	8.0
399,144		ING T. Rowe Price Equity Income Portfolio - Class I	5,835,491	2.7
69,237		ING T. Rowe Price Growth Equity Portfolio - Class I	4,773,220	2.2
3,952,834		ING U.S. Bond Index Portfolio - Class I	43,283,529	20.4
1,333,324		ING U.S. Stock Index Portfolio - Class I	16,946,550	8.0
		Total Mutual Funds
		(Cost $199,930,706)	207,275,349	97.5
		Total Investments in Securities (Cost $204,168,964)	$211,526,100	99.5
		Assets in Excess of Other Liabilities	959,504	0.5
		Net Assets	$212,485,604	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $205,837,033.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,509,918
		Gross Unrealized Depreciation	(2,820,851)
		Net Unrealized Appreciation	$5,689,067

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,250,751	$—	$—	$4,250,751
Mutual Funds	207,275,349	—	—	207,275,349
Total Investments, at fair value	$211,526,100	$—	$—	$211,526,100

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
9,541		iShares iBoxx $ High Yield Corporate Bond Fund	$900,193	2.0
		Total Exchange-Traded Funds
		(Cost $897,558)	900,193	2.0
MUTUAL FUNDS: 98.1%
		Affiliated Investment Companies: 98.1%
205,630		ING BlackRock Inflation Protected Bond Portfolio - Class I	2,247,534	5.0
31,077		ING Clarion Real Estate Portfolio - Class I	902,468	2.0
78,789		ING Emerging Markets Equity Fund - Class I	899,767	2.0
131,816		ING Floating Rate Fund - Class I	1,355,066	3.0
199,769		ING Global Bond Fund - Class I	2,251,395	5.0
231,835	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	1,333,054	3.0
38,068		ING Growth and Income Portfolio - Class I	1,014,123	2.2
245,814		ING Intermediate Bond Fund - Class I	2,477,810	5.5
181,955		ING International Core Fund - Class I	1,806,817	4.0
42,364		ING International Growth Fund - Class I	452,446	1.0
21,898		ING JPMorgan Emerging Markets Equity Portfolio - Class I	452,416	1.0
77,026		ING Large Cap Growth Portfolio - Class I	1,241,666	2.8
64,379		ING Large Cap Value Fund - Class I	789,282	1.7
158,525		ING MidCap Opportunities Portfolio - Class I	2,262,147	5.0
164,559		ING MidCap Value Fund - Class I	2,257,752	5.0
210,844		ING PIMCO High Yield Portfolio - Class I	2,260,249	5.0
201,163		ING PIMCO Total Return Bond Portfolio - Class I	2,472,287	5.5
224,980		ING Short Term Bond Fund Class - I	2,249,797	5.0
41,073		ING Small Company Portfolio - Class I	900,725	2.0
41,840		ING T Rowe Price Capital Appreciation Portfolio - Class I	1,127,176	2.5
54,077		ING T. Rowe Price Equity Income Portfolio - Class I	790,607	1.8
14,740		ING T. Rowe Price Growth Equity Portfolio - Class I	1,016,166	2.3
39,915		ING Templeton Foreign Equity Portfolio - Class I	451,041	1.0
738,915		ING U.S. Bond Index Portfolio - Class I	8,091,122	18.0
239,506		ING U.S. Stock Index Portfolio - Class I	3,044,126	6.8
		Total Mutual Funds
		(Cost $42,363,602)	44,147,039	98.1
		Total Investments in Securities (Cost $43,261,160)	$45,047,232	100.1
		Liabilities in Excess of Other Assets	(34,968)	(0.1)
		Net Assets	$45,012,264	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $43,503,653.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,962,749
		Gross Unrealized Depreciation	(419,170)
		Net Unrealized Appreciation	$1,543,579

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$900,193	$—	$—	$900,193
Mutual Funds	44,147,039	—	—	44,147,039
Total Investments, at fair value	$45,047,232	$—	$—	$45,047,232

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 20.8%
11,200	@	Autozone, Inc.	$4,443,824	0.6
61,300	@	Bed Bath & Beyond, Inc.	3,948,946	0.5
58,100		Brinker International, Inc.	2,187,465	0.3
132,300	@	Carmax, Inc.	5,516,910	0.7
35,700	@	Charter Communications, Inc.	3,719,226	0.5
83,200		Chico’s FAS, Inc.	1,397,760	0.2
12,800	@	Chipotle Mexican Grill, Inc.	4,171,136	0.5
72,800		Choice Hotels International, Inc.	3,080,168	0.4
49,100		Dick’s Sporting Goods, Inc.	2,322,430	0.3
84,250	@	Discovery Communications, Inc. - Class C	5,858,745	0.8
82,900	@	Dollar General Corp.	4,193,082	0.5
87,100	@	Dollar Tree, Inc.	4,218,253	0.6
21,700		DSW, Inc.	1,384,460	0.2
42,300	@	Fossil, Inc.	4,086,180	0.5
40,900		Gap, Inc.	1,447,860	0.2
126,900		Gentex Corp.	2,539,269	0.3
233,880	@, L	Groupon, Inc.	1,431,345	0.2
35,800		Guess ?, Inc.	888,914	0.1
29,000	@	Hyatt Hotels Corp.	1,253,670	0.2
137,100		Interpublic Group of Cos., Inc.	1,786,413	0.2
56,000		Kohl’s Corp.	2,583,280	0.3
66,000		L Brands, Inc.	2,947,560	0.4
186,600	@	Liberty Media Corp. - Interactive	3,989,508	0.5
28,000	@, L	Lululemon Athletica, Inc.	1,745,800	0.2
52,650		The Madison Square Garden, Inc.	3,032,640	0.4
104,212		Marriott International, Inc.	4,400,873	0.6
128,800		Mattel, Inc.	5,640,152	0.7
98,000		McGraw-Hill Cos., Inc.	5,103,840	0.7
41,600		Men’s Wearhouse, Inc.	1,390,272	0.2
65,219		Michael Kors Holdings Ltd.	3,703,787	0.5
17,592	@	NetFlix, Inc.	3,332,101	0.4
19,900	@	Norwegian Cruise Line Holdings Ltd.	590,035	0.1
110,700		Omnicom Group, Inc.	6,520,230	0.8
52,300	@	O’Reilly Automotive, Inc.	5,363,365	0.7
97,200	@, L	Pandora Media, Inc.	1,376,352	0.2
15,700	@	Panera Bread Co.	2,594,268	0.3
41,700		Petsmart, Inc.	2,589,570	0.3
86,200		Ross Stores, Inc.	5,225,444	0.7
50,000	@	Royal Caribbean Cruises Ltd.	1,661,000	0.2
67,100		Sotheby’s	2,510,211	0.3
83,900		Starwood Hotels & Resorts Worldwide, Inc.	5,346,947	0.7
26,400	L	Strayer Education, Inc.	1,277,232	0.2
48,400		Tiffany & Co.	3,365,736	0.4
82,150		Tim Hortons, Inc.	4,462,388	0.6
56,600	@	Toll Brothers, Inc.	1,937,984	0.3
22,000		Tractor Supply Co.	2,290,860	0.3
60,500	@	TripAdvisor, Inc.	3,177,460	0.4
57,200		TRW Automotive Holdings Corp.	3,146,000	0.4
39,300	@	Urban Outfitters, Inc.	1,522,482	0.2
26,800		Weight Watchers International, Inc.	1,128,548	0.1
39,800		Williams-Sonoma, Inc.	2,050,496	0.3
34,900		Wynn Resorts Ltd.	4,368,084	0.6
			160,250,561	20.8
		Consumer Staples: 6.1%
34,100		Beam, Inc.	2,166,714	0.3
44,750		Brown-Forman Corp.	3,195,150	0.4
30,000		Campbell Soup Co.	1,360,800	0.2
72,700		Church & Dwight Co., Inc.	4,698,601	0.6
35,700		Clorox Co.	3,160,521	0.4
90,900		Dr Pepper Snapple Group, Inc.	4,267,755	0.5
87,400		Flowers Foods, Inc.	2,878,956	0.4
41,000	@	Fresh Market, Inc.	1,753,570	0.2
41,700		Hershey Co.	3,650,001	0.5
21,100		JM Smucker Co.	2,092,276	0.3
56,400		Kellogg Co.	3,633,852	0.5
74,700		Lorillard, Inc.	3,014,145	0.4
59,700		McCormick & Co., Inc.	4,390,935	0.6
29,800		Mead Johnson Nutrition Co.	2,308,010	0.3
49,500		Whole Foods Market, Inc.	4,294,125	0.5
			46,865,411	6.1
		Energy: 6.4%
41,300		Cabot Oil & Gas Corp.	2,792,293	0.4
52,300	@	Cameron International Corp.	3,409,960	0.4
24,600		Cimarex Energy Co.	1,855,824	0.2
30,100		Concho Resources, Inc.	2,932,643	0.4
19,100		Continental Resources, Inc.	1,660,363	0.2
16,300	@	Core Laboratories NV	2,248,096	0.3
21,900	L	Diamond Offshore Drilling	1,523,364	0.2
26,900		Dresser-Rand Group, Inc.	1,658,654	0.2
40,800		Energy XXI Bermuda Ltd.	1,110,576	0.1
36,600		EQT Corp.	2,479,650	0.3
64,600	@	FMC Technologies, Inc.	3,513,594	0.5
186,500	@	Halcon Resources Corp.	1,452,835	0.2
23,400		Lufkin Industries, Inc.	1,553,526	0.2
147,700	@	McDermott International, Inc.	1,623,223	0.2
111,300	@	Nabors Industries Ltd.	1,805,286	0.2
53,900		Oceaneering International, Inc.	3,579,499	0.5
51,000		Peabody Energy Corp.	1,078,650	0.1
15,200		Pioneer Natural Resources Co.	1,888,600	0.3
67,700		Range Resources Corp.	5,486,408	0.7
34,300		SM Energy Co.	2,031,246	0.3
34,500	@	Southwestern Energy Co.	1,285,470	0.2
34,400		Tesoro Corp.	2,014,120	0.3
			48,983,880	6.4
		Financials: 6.9%
30,100	@	Arch Capital Group Ltd.	1,582,357	0.2
50,400	@	Axis Capital Holdings Ltd.	2,097,648	0.3
59,900		BankUnited, Inc.	1,534,638	0.2
92,200		Brown & Brown, Inc.	2,954,088	0.4
93,033		CBOE Holdings, Inc.	3,436,639	0.5
167,900	@	E*Trade Financial Corp.	1,798,209	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
78,500		Fidelity National Financial, Inc.	$1,980,555	0.3
127,413		First Horizon National Corp.	1,360,771	0.2
117,000	@	Forest City Enterprises, Inc.	2,079,090	0.3
43,600		HCC Insurance Holdings, Inc.	1,832,508	0.2
27,500	@	IntercontinentalExchange, Inc.	4,484,425	0.6
58,400		Invesco Ltd.	1,691,264	0.2
34,300		Jones Lang LaSalle, Inc.	3,409,763	0.4
97,200	@	Lazard Ltd.	3,317,436	0.4
82,800		Moody’s Corp.	4,414,896	0.6
45,900	@	MSCI, Inc. - Class A	1,557,387	0.2
30,200		Northern Trust Corp.	1,647,712	0.2
73,700		Progressive Corp.	1,862,399	0.2
18,500	@	RenaissanceRe Holdings Ltd.	1,701,815	0.2
23,300	@	SVB Financial Group	1,652,902	0.2
97,100		TCF Financial Corp.	1,452,616	0.2
94,300		TD Ameritrade Holding Corp.	1,944,466	0.3
45,100	@	Willis Group Holdings PLC	1,780,999	0.2
31,700		WR Berkley Corp.	1,406,529	0.2
			52,981,112	6.9
		Health Care: 15.1%
74,800	@	Alexion Pharmaceuticals, Inc.	6,892,072	0.9
86,900	@	Alkermes PLC	2,060,399	0.3
127,000		AmerisourceBergen Corp.	6,534,150	0.8
76,700	@	Ariad Pharmaceuticals, Inc.	1,387,503	0.2
17,500	@, L	Athenahealth, Inc.	1,698,200	0.2
68,000		BioMarin Pharmaceuticals, Inc.	4,233,680	0.6
91,800	@	Bruker BioSciences Corp.	1,753,380	0.2
122,650		Catamaran Corp.	6,504,129	0.8
37,400	@	Cerner Corp.	3,543,650	0.5
31,100		Cigna Corp.	1,939,707	0.3
46,400		Community Health Systems, Inc.	2,198,896	0.3
23,600	@	Covance, Inc.	1,753,952	0.2
37,900		CR Bard, Inc.	3,819,562	0.5
36,800		Cubist Pharmaceuticals, Inc.	1,722,976	0.2
34,400	@	DaVita, Inc.	4,079,496	0.5
74,200		Densply International, Inc.	3,147,564	0.4
17,900	@	Edwards Lifesciences Corp.	1,470,664	0.2
41,600	@	Henry Schein, Inc.	3,850,080	0.5
44,400	@	HMS Holdings Corp.	1,205,460	0.2
44,000	@	Hospira, Inc.	1,444,520	0.2
19,200		Humana, Inc.	1,326,912	0.2
22,500	@	Idexx Laboratories, Inc.	2,078,775	0.3
174,300	@, L	Incyte Corp., Ltd.	4,080,363	0.5
26,100	@	Jazz Pharmaceuticals PLC	1,459,251	0.2
42,500	@	Laboratory Corp. of America Holdings	3,833,500	0.5
27,500	@	Life Technologies Corp.	1,777,325	0.2
26,000		Medivation, Inc.	1,216,020	0.2
38,100	@	Mednax, Inc.	3,414,903	0.4
20,900		Mettler Toledo International, Inc.	4,456,298	0.6
51,000	@	Myriad Genetics, Inc.	1,295,400	0.2
26,800		Onyx Pharmaceuticals, Inc.	2,381,448	0.3
42,600	@	Pharmacyclics, Inc.	3,425,466	0.4
45,600		Quest Diagnostics	2,574,120	0.3
31,900	L	Questcor Pharmaceuticals, Inc.	1,038,026	0.1
32,600		Regeneron Pharmaceuticals, Inc.	5,750,640	0.7
37,200	@	Thoratec Corp.	1,395,000	0.2
38,900		Universal Health Services, Inc.	2,484,543	0.3
38,400	@	Valeant Pharmaceuticals International	2,880,768	0.4
22,100	@	Varian Medical Systems, Inc.	1,591,200	0.2
51,900	@	Vertex Pharmaceuticals, Inc.	2,853,462	0.4
16,900	@	Waters Corp.	1,587,079	0.2
21,600		WellCare Health Plans, Inc.	1,251,936	0.2
14,850		Zoetis, Inc.	495,990	0.1
			115,888,465	15.1
		Industrials: 16.9%
40,700	@	Alaska Air Group, Inc.	2,603,172	0.3
74,262		Ametek, Inc.	3,220,000	0.4
113,150		Babcock & Wilcox Co.	3,214,592	0.4
72,400		CH Robinson Worldwide, Inc.	4,304,904	0.6
29,500		Clarcor, Inc.	1,545,210	0.2
60,900	@	Clean Harbors, Inc.	3,537,681	0.5
36,300	@	Copa Holdings S.A.	4,341,843	0.6
53,400	@	Copart, Inc.	1,830,552	0.2
17,000	@	CoStar Group, Inc.	1,860,820	0.2
73,500		Donaldson Co., Inc.	2,659,965	0.3
17,200		Dun & Bradstreet Corp.	1,438,780	0.2
80,900		Expeditors International Washington, Inc.	2,888,939	0.4
62,900		Fastenal Co.	3,229,915	0.4
11,700		Flowserve Corp.	1,962,207	0.3
46,800		Fluor Corp.	3,104,244	0.4
53,700	@	Fortune Brands Home & Security, Inc.	2,009,991	0.3
33,300		Graco, Inc.	1,932,399	0.3
89,900	@	Hertz Global Holdings, Inc.	2,001,174	0.3
34,600		Hubbell, Inc.	3,360,006	0.4
32,100		IDEX Corp.	1,714,782	0.2
44,400		IHS, Inc.	4,649,568	0.6
66,400	@	II-VI, Inc.	1,131,456	0.2
44,300		JB Hunt Transport Services, Inc.	3,299,464	0.4
24,800		Joy Global, Inc.	1,476,096	0.2
50,000		Kansas City Southern	5,545,000	0.7
45,400		Landstar System, Inc.	2,591,886	0.3
47,000		Manpower, Inc.	2,665,840	0.3
55,400	@	Nielsen Holdings NV	1,984,428	0.3
25,100		Paccar, Inc.	1,269,056	0.2
52,400		Pall Corp.	3,582,588	0.5
62,800	@	Quanta Services, Inc.	1,794,824	0.2
72,800	@	Rexnord Corp.	1,545,544	0.2
40,600	L	Ritchie Brothers Auctioneers, Inc.	881,020	0.1
72,800		Robert Half International, Inc.	2,732,184	0.4
41,800		Roper Industries, Inc.	5,321,558	0.7

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
60,500	@	Sensata Technologies Holdings N.V.	$1,988,635	0.3
18,700		Snap-On, Inc.	1,546,490	0.2
224,700		Southwest Airlines Co.	3,028,956	0.4
16,500	@	Stericycle, Inc.	1,751,970	0.2
57,700	@	Terex Corp.	1,986,034	0.3
17,200		TransDigm Group, Inc.	2,630,224	0.3
30,300		Triumph Group, Inc.	2,378,550	0.3
23,700		Valmont Industries, Inc.	3,727,299	0.5
54,600		Verisk Analytics, Inc.	3,364,998	0.4
44,400	@	WABCO Holdings, Inc.	3,134,196	0.4
32,500		Wabtec Corp.	3,318,575	0.4
92,500		Waste Connections, Inc.	3,328,150	0.4
20,800		WW Grainger, Inc.	4,679,584	0.6
			130,095,349	16.9
		Information Technology: 19.0%
42,500	@, L	3D Systems Corp.	1,370,200	0.2
18,500		Alliance Data Systems Corp.	2,994,965	0.4
131,100		Altera Corp.	4,650,117	0.6
55,600		Amphenol Corp.	4,150,540	0.5
60,700		Analog Devices, Inc.	2,821,943	0.4
51,100	@	Ansys, Inc.	4,160,562	0.5
96,000	@	ARM Holdings PLC ADR	4,067,520	0.5
99,100		Aruba Networks, Inc.	2,451,734	0.3
247,400	@	Atmel Corp.	1,721,904	0.2
85,800	@	Autodesk, Inc.	3,538,392	0.5
66,200	@	Check Point Software Technologies	3,110,738	0.4
79,900	@	Ciena Corp.	1,279,199	0.2
33,600	@	Citrix Systems, Inc.	2,424,576	0.3
25,400	@	Commvault Systems, Inc.	2,082,292	0.3
51,200	@, L	Concur Technologies, Inc.	3,515,392	0.5
318,224	@, X	Coupon.com	871,138	0.1
19,495	@, X	Dropbox, Inc.	149,951	0.0
10,500	@	Equinix, Inc.	2,271,255	0.3
22,200	@	F5 Networks, Inc.	1,977,576	0.3
14,000		Factset Research Systems, Inc.	1,296,400	0.2
61,300	@	Fortinet, Inc.	1,451,584	0.2
89,900	@	Gartner, Inc.	4,891,459	0.6
88,600	@	Genpact Ltd.	1,611,634	0.2
60,500	@	Informatica Corp.	2,085,435	0.3
80,300		Intuit, Inc.	5,271,695	0.7
31,300	L	IPG Photonics Corp.	2,078,633	0.3
18,000	@	Itron, Inc.	835,200	0.1
83,200		Jabil Circuit, Inc.	1,537,536	0.2
157,400	@	JDS Uniphase Corp.	2,104,438	0.3
78,700	@	Juniper Networks, Inc.	1,459,098	0.2
30,400		KLA-Tencor Corp.	1,603,296	0.2
39,300	@	Lam Research Corp.	1,629,378	0.2
93,000		Linear Technology Corp.	3,568,410	0.5
15,500	@	LinkedIn Corp.	2,728,930	0.3
31,000	@, L	Mellanox Technologies Ltd.	1,720,810	0.2
74,000		Microchip Technology, Inc.	2,720,240	0.3
30,900	@	Micros Systems, Inc.	1,406,259	0.2
35,800		Motorola Solutions, Inc.	2,292,274	0.3
55,500		National Instruments Corp.	1,817,625	0.2
45,500	@	NetApp, Inc.	1,554,280	0.2
18,876	@	NetSuite, Inc.	1,511,212	0.2
166,600		Nuance Communications, Inc.	3,361,988	0.4
142,600		Nvidia Corp.	1,828,132	0.2
4,000	@, L	Palo Alto Networks, Inc.	226,400	0.0
56,500		Paychex, Inc.	1,981,455	0.3
120,000	@	Red Hat, Inc.	6,067,200	0.8
10,000	@	Salesforce.com, Inc.	1,788,300	0.2
33,100	@	Sandisk Corp.	1,820,500	0.2
83,200	@, L	ServiceNow, Inc.	3,011,840	0.4
28,600	@	Sina Corp.	1,389,674	0.2
87,900	@	Skyworks Solutions, Inc.	1,936,437	0.2
26,600		Solera Holdings, Inc.	1,551,578	0.2
50,700		Teradata Corp.	2,966,457	0.4
110,000	@	TIBCO Software, Inc.	2,224,200	0.3
143,400	@	Trimble Navigation Ltd.	4,296,264	0.6
147,800	@	Vantiv, Inc.	3,508,772	0.5
120,200		Western Union Co.	1,807,808	0.2
36,500	@	Workday, Inc.	2,249,495	0.3
32,847	@, X	Workday, Inc. - Class B	1,923,143	0.3
97,300		Xilinx, Inc.	3,713,941	0.5
32,800	@	Zebra Technologies Corp.	1,545,864	0.2
			145,985,268	19.0
		Materials: 6.3%
15,400		Air Products & Chemicals, Inc.	1,341,648	0.2
22,000		Albemarle Corp.	1,375,440	0.2
111,500		Ball Corp.	5,305,170	0.7
36,900		Carpenter Technology Corp.	1,818,801	0.2
83,900		Celanese Corp.	3,695,795	0.5
16,300		CF Industries Holdings, Inc.	3,103,031	0.4
60,300		Compass Minerals International, Inc.	4,757,670	0.6
166,700		Eldorado Gold Corp.	1,588,651	0.2
136,300		HudBay Minerals, Inc.	1,308,480	0.2
184,100	@	Osisko Mining Corp.	1,092,357	0.1
30,900		PPG Industries, Inc.	4,138,746	0.6
67,700		Rockwood Holdings, Inc.	4,430,288	0.6
35,400		Sherwin-Williams Co.	5,978,706	0.8
21,200		Sigma-Aldrich Corp.	1,646,816	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	2,938,850	0.4
78,700	@, L	Stillwater Mining Co	1,017,591	0.1
31,100		Vulcan Materials Co.	1,607,870	0.2
34,600		Walter Industries, Inc.	986,100	0.1
			48,132,010	6.3
		Telecommunication Services: 1.6%
96,000	@	Crown Castle International Corp.	6,685,440	0.9
81,350	@	SBA Communications Corp.	5,858,827	0.7
			12,544,267	1.6
		Utilities: 0.3%
112,700	@	Calpine Corp.	2,321,620	0.3
		Total Common Stock
		(Cost $541,804,920)	764,047,943	99.4
PREFERRED STOCK: 0.1%
		Information Technology: 0.1%
24,209	@, X	Dropbox, Inc. - Series A	186,209	0.0

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
118,921	@, X	Dropbox, Inc. - Series A-1	$914,709	0.1
		Total Preferred Stock
		(Cost $1,295,197)	1,100,918	0.1
		Total Long-Term Investments
		(Cost $543,100,117)	765,148,861	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc)(1): 3.0%
1,155,779		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,155,799, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $1,178,895, due 05/31/14)	$1,155,779	0.2
5,490,312		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $5,490,432, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $5,600,120, due 03/31/13-03/15/53)	5,490,312	0.7
5,490,312		Daiwa Capital Markets, Repurchase Agreement dated 03/28/13, 0.33%, due 04/01/13 (Repurchase Amount $5,490,511, collateralized by various U.S. Government Agency Obligations, 1.375%-6.500%, Market Value plus accrued interest $5,600,118, due 06/01/17-03/01/48)	5,490,312	0.7
5,490,312		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $5,490,432, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,600,120, due 04/25/13-01/01/47)	5,490,312	0.7
5,490,312		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $5,490,444, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $5,600,118, due 07/01/27-04/01/43)	5,490,312	0.7
			23,117,027	3.0

Shares			Value	Percentage of Net Assets
		Affiliated Investment Companies: 0.2%
1,100,418		T. Rowe Price Reserve Investment Fund
		(Cost $1,100,418)	$1,100,418	0.2
		Total Short-Term Investments
		(Cost $24,217,445)	24,217,445	3.2
		Total Investments in Securities (Cost $567,317,562)	$789,366,306	102.7
		Liabilities in Excess of Other Assets	(20,870,005)	(2.7)
		Net Assets	$768,496,301	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $567,987,695.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$247,165,238
		Gross Unrealized Depreciation	(25,381,144)
		Net Unrealized Appreciation	$221,784,094

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$160,250,561	$—	$—	$160,250,561
Consumer Staples	46,865,411	—	—	46,865,411
Energy	48,983,880	—	—	48,983,880
Financials	52,981,112	—	—	52,981,112
Health Care	115,888,465	—	—	115,888,465
Industrials	130,095,349	—	—	130,095,349
Information Technology	143,041,036	1,923,143	1,021,089	145,985,268
Materials	44,100,803	4,031,207	—	48,132,010
Telecommunication Services	12,544,267	—	—	12,544,267
Utilities	2,321,620	—	—	2,321,620
Total Common Stock	757,072,504	5,954,350	1,021,089	764,047,943
Preferred Stock	—	—	1,100,918	1,100,918
Short-Term Investments	1,100,418	23,117,027	—	24,217,445
Total Investments, at fair value	$758,172,922	$29,071,377	$2,122,007	$789,366,306

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Consumer Discretionary: 23.4%
213,900	@	Amazon.com, Inc.	$57,002,211	4.4
27,900	@	Autozone, Inc.	11,069,883	0.9
199,600	@	Carmax, Inc.	8,323,320	0.6
179,929		Carnival PLC	6,290,393	0.5
33,900	@	Charter Communications, Inc.	3,531,702	0.3
35,100	@	Chipotle Mexican Grill, Inc.	11,438,037	0.9
16,700		Discovery Communications, Inc. - Class A	1,314,958	0.1
63,300	@	Discovery Communications, Inc. - Class C	4,401,882	0.3
71,900	@	Dollar Tree, Inc.	3,482,117	0.3
261,500		D.R. Horton, Inc.	6,354,450	0.5
79,104	@	Fossil, Inc.	7,641,446	0.6
79,400		Harley-Davidson, Inc.	4,232,020	0.3
278,200		Home Depot, Inc.	19,412,796	1.5
255,800		Las Vegas Sands Corp.	14,414,330	1.1
152,700		Lennar Corp.	6,333,996	0.5
188,600		Lowe’s Cos., Inc.	7,151,712	0.6
99,800	@, L	Lululemon Athletica, Inc.	6,222,530	0.5
129,111		Marriott International, Inc.	5,452,358	0.4
119,600	@	MGM Resorts International	1,572,740	0.1
41,000	@	NetFlix, Inc.	7,765,810	0.6
148,200		News Corp. - Class A	4,523,064	0.4
122,500		Nike, Inc.	7,228,725	0.6
520,500		Prada SpA	5,311,252	0.4
42,059	@	Priceline.com, Inc.	28,933,648	2.3
36,200		PVH Corp.	3,866,522	0.3
23,700		Ralph Lauren Corp.	4,012,647	0.3
101,500		Ross Stores, Inc.	6,152,930	0.5
280,300		Starbucks Corp.	15,965,888	1.2
141,600		Starwood Hotels & Resorts Worldwide, Inc.	9,024,168	0.7
52,400		Tractor Supply Co.	5,456,412	0.4
120,400	@	TripAdvisor, Inc.	6,323,408	0.5
139,200		Walt Disney Co.	7,906,560	0.6
29,500		Yum! Brands, Inc.	2,122,230	0.2
			300,236,145	23.4
		Consumer Staples: 6.5%
52,687		Anheuser-Busch InBev Worldwide, Inc.	5,238,022	0.4
180,400		Coca-Cola Co.	7,295,376	0.6
52,900		Colgate-Palmolive Co.	6,243,787	0.5
91,300		Costco Wholesale Corp.	9,687,843	0.7
256,000		CVS Caremark Corp.	14,077,440	1.1
26,600	@, L	Green Mountain Coffee Roasters, Inc.	1,509,816	0.1
96,500	@	Monster Beverage Corp.	4,606,910	0.4
79,796		Nestle S.A.	5,775,205	0.5
32,744		Pernod-Ricard S.A.	4,081,149	0.3
69,200		Philip Morris International, Inc.	6,415,532	0.5
99,500		Procter & Gamble Co.	7,667,470	0.6
115,900		Whole Foods Market, Inc.	10,054,325	0.8
			82,652,875	6.5
		Energy: 6.1%
47,100		Cabot Oil & Gas Corp.	3,184,431	0.3
52,500		Cimarex Energy Co.	3,960,600	0.3
73,000		EOG Resources, Inc.	9,349,110	0.7
100,800		EQT Corp.	6,829,200	0.5
159,000	@	FMC Technologies, Inc.	8,648,010	0.7
125,300		Phillips 66	8,767,241	0.7
68,200		Pioneer Natural Resources Co.	8,473,850	0.7
148,600		Range Resources Corp.	12,042,544	0.9
117,300		Schlumberger Ltd.	8,784,597	0.7
217,300		Williams Companies, Inc.	8,140,058	0.6
			78,179,641	6.1
		Financials: 6.2%
246,800		American Express Co.	16,649,128	1.3
341,500		American Tower Corp.	26,268,180	2.1
84,208		Franklin Resources, Inc.	12,699,408	1.0
27,900	@	IntercontinentalExchange, Inc.	4,549,653	0.4
353,300		Invesco Ltd.	10,231,568	0.8
90,600		JPMorgan Chase & Co.	4,299,876	0.3
127,200		US Bancorp.	4,315,896	0.3
			79,013,709	6.2
		Health Care: 11.8%
81,400	@	Alexion Pharmaceuticals, Inc.	7,500,196	0.6
63,200		Allergan, Inc.	7,055,016	0.6
61,900		Baxter International, Inc.	4,496,416	0.4
80,900	@	Biogen Idec, Inc.	15,606,419	1.2
108,820		Catamaran Corp.	5,770,725	0.5
96,958	@	Celgene Corp.	11,238,402	0.9
67,100	@	Edwards Lifesciences Corp.	5,512,936	0.4
44,700	@	Express Scripts Holding Co.	2,576,955	0.2
553,200		Gilead Sciences, Inc.	27,068,076	2.1
88,600		HCA Holdings, Inc.	3,599,818	0.3
53,400	@	Idexx Laboratories, Inc.	4,933,626	0.4
142,800		McKesson Corp.	15,416,688	1.2
41,775	L	Novo-Nordisk A/S	6,733,383	0.5
34,200		Onyx Pharmaceuticals, Inc.	3,039,012	0.2
45,500	@	Pharmacyclics, Inc.	3,658,655	0.3
24,800		Regeneron Pharmaceuticals, Inc.	4,374,720	0.3
87,300		Stryker Corp.	5,695,452	0.4
113,900		UnitedHealth Group, Inc.	6,516,219	0.5
124,100	@	Valeant Pharmaceuticals International	9,309,982	0.7
26,900		Zoetis, Inc.	898,460	0.1
			151,001,156	11.8
		Industrials: 12.2%
58,100		Babcock & Wilcox Co.	1,650,621	0.1
91,500		Boeing Co.	7,855,275	0.6
477,600		Danaher Corp.	29,682,840	2.3
344,800		Fastenal Co.	17,705,480	1.4
81,900		FedEx Corp.	8,042,580	0.6
41,000		IHS, Inc.	4,293,520	0.3
90,500		JB Hunt Transport Services, Inc.	6,740,440	0.5

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
144,200		Kansas City Southern	$15,991,780	1.3
111,100		Precision Castparts Corp.	21,066,782	1.7
106,900		Roper Industries, Inc.	13,609,439	1.1
82,900		Union Pacific Corp.	11,805,789	0.9
165,540	@	United Continental Holdings, Inc.	5,298,935	0.4
110,000		United Parcel Service, Inc. - Class B	9,449,000	0.7
14,900		WW Grainger, Inc.	3,352,202	0.3
			156,544,683	12.2
		Information Technology: 27.4%
175,100		Accenture PLC	13,302,347	1.0
148,100	@	Akamai Technologies, Inc.	5,226,449	0.4
28,000		Alliance Data Systems Corp.	4,532,920	0.4
54,300		Apple, Inc.	24,034,809	1.9
99,100	@	Autodesk, Inc.	4,086,884	0.3
65,500	@	Baidu.com ADR	5,744,350	0.5
195,600		Broadcom Corp.	6,781,452	0.5
110,400	@	Cognizant Technology Solutions Corp.	8,457,744	0.7
584,300	@	eBay, Inc.	31,680,746	2.5
289,791	@	Facebook, Inc.	7,412,854	0.6
59,200	@	Fiserv, Inc.	5,199,536	0.4
87,250		Google, Inc. - Class A	69,279,118	5.4
423,000	@	Juniper Networks, Inc.	7,842,420	0.6
68,600	@	LinkedIn Corp.	12,077,716	0.9
84,501	@, X	LivingSocial.com	94,641	0.0
72,100		Mastercard, Inc.	39,015,473	3.1
31,466	@	NetSuite, Inc.	2,519,168	0.2
139,706		Nuance Communications, Inc.	2,819,267	0.2
456,900		Qualcomm, Inc.	30,589,455	2.4
185,600	@	Red Hat, Inc.	9,383,936	0.7
85,416	@	Salesforce.com, Inc.	15,274,943	1.2
6,650		Samsung Electronics Co., Ltd.	9,064,152	0.7
87,100		Tencent Holdings Ltd.	2,785,860	0.2
103,700	@	Trimble Navigation Ltd.	3,106,852	0.2
44,243	@, X	Twitter, Inc.	724,700	0.1
72,209	@, X	Twitter, Inc.	1,182,783	0.1
115	@, X	Twitter, Inc. - Series A	1,884	0.0
1,793	@, X	Twitter, Inc. - Series B	29,369	0.0
32,286	@, X	Twitter, Inc. - Series B	528,845	0.0
8,758	@, X	Twitter, Inc. - Series C	143,456	0.0
460	@, X	Twitter, Inc. - Series C	7,535	0.0
16,982	@, X	Twitter, Inc. - Series D	278,165	0.0
5,817	@, X	Twitter, Inc. - Series F	95,283	0.0
163,100		Visa, Inc.	27,700,904	2.2
			351,006,016	27.4
		Materials: 3.3%
107,300		Ecolab, Inc.	8,603,314	0.6
183,800		Praxair, Inc.	20,501,052	1.6
81,400		Sherwin-Williams Co.	13,747,646	1.1
			42,852,012	3.3
		Telecommunication Services: 2.9%
482,612	@	Crown Castle International Corp.	33,609,100	2.6
43,700	@	SBA Communications Corp.	3,147,274	0.3
			36,756,374	2.9
		Total Common Stock
		(Cost $943,936,707)	1,278,242,611	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc)(1): 1.1%
3,383,167		Barclays Bank PLC, Repurchase Agreement dated 03/28/13, 0.17%, due 04/01/13 (Repurchase Amount $3,383,230, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $3,450,830, due 05/01/20-04/01/43)	$3,383,167	0.3
712,201		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $712,213, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $726,445, due 05/31/14)	712,201	0.0
3,383,167		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,383,241, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $3,450,831, due 03/31/13-03/15/53)	3,383,167	0.2
3,383,167		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $3,383,241, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,450,831, due 04/25/13-01/01/47)	3,383,167	0.3

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
3,383,167		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $3,383,249, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $3,450,830, due 07/01/27-04/01/43)	$3,383,167	0.3
			14,244,869	1.1

Shares			Value	Percentage of Net Assets
		Affiliated Investment Companies: 0.1%
852,580		T. Rowe Price Reserve Investment Fund
		(Cost $852,580)	$852,580	0.1
		Total Short-Term Investments
		(Cost $15,097,449)	15,097,449	1.2
		Total Investments in Securities (Cost $959,034,156)	$1,293,340,060	101.0
		Liabilities in Excess of Other Assets	(13,029,511)	(1.0)
		Net Assets	$1,280,310,549	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $962,664,745.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$341,847,297
		Gross Unrealized Depreciation	(11,171,982)
		Net Unrealized Appreciation	$330,675,315

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$288,634,500	$11,601,645	$—	$300,236,145
Consumer Staples	67,558,499	15,094,376	—	82,652,875
Energy	78,179,641	—	—	78,179,641
Financials	79,013,709	—	—	79,013,709
Health Care	144,267,773	6,733,383	—	151,001,156
Industrials	156,544,683	—	—	156,544,683
Information Technology	336,069,343	11,850,012	3,086,661	351,006,016
Materials	42,852,012	—	—	42,852,012
Telecommunication Services	36,756,374	—	—	36,756,374
Total Common Stock	1,229,876,534	45,279,416	3,086,661	1,278,242,611
Short-Term Investments	852,580	14,244,869	—	15,097,449
Total Investments, at fair value	$1,230,729,114	$59,524,285	$3,086,661	$1,293,340,060

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Austria: 0.1%
159,152		Telekom Austria AG	$1,045,243	0.1
		Brazil: 1.0%
401,444		Petroleo Brasileiro SA ADR	6,651,927	0.6
265,220		Vale SA ADR	4,384,087	0.4
			11,036,014	1.0
		Canada: 1.4%
1,224,900		Talisman Energy, Inc.	14,975,890	1.4
		China: 3.6%
3,569,000		China Life Insurance Co., Ltd.	9,311,527	0.9
1,213,000		China Mobile Ltd.	12,865,554	1.2
20,484,000		China Telecom Corp., Ltd.	10,368,888	1.0
13,026,153		Shanghai Electric Group Co., Ltd.	5,089,524	0.5
			37,635,493	3.6
		France: 11.8%
165,050		Alstom	6,732,103	0.6
988,796		AXA S.A.	17,087,772	1.6
318,148		BNP Paribas	16,358,448	1.6
133,620		Cie de Saint-Gobain	4,961,798	0.5
193,734		Cie Generale des Etablissements Michelin	16,231,219	1.5
481,428		France Telecom S.A.	4,878,246	0.5
265,882		Gaz de France	5,107,858	0.5
298,611		Sanofi	30,454,044	2.9
350,844		Total S.A.	16,803,340	1.6
254,740		Vivendi	5,270,086	0.5
			123,884,914	11.8
		Germany: 12.7%
208,091		Bayer AG	21,505,430	2.1
467,468		Deutsche Post AG	10,788,153	1.0
487,046		E.ON AG	8,522,232	0.8
224,445		HeidelbergCement AG	16,184,091	1.5
1,829,465		Infineon Technologies AG	14,475,444	1.4
139,079		Merck KGaA	21,006,978	2.0
78,787		Muenchener Rueckversicherungs AG	14,766,874	1.4
115,626		SAP AG	9,299,505	0.9
153,870		Siemens AG	16,587,031	1.6
			133,135,738	12.7
		Hong Kong: 3.0%
3,031,900		AIA Group Ltd.	13,330,439	1.3
265,300		Cheung Kong Holdings Ltd. ADR	3,921,134	0.4
824,000		Hutchison Whampoa Ltd.	8,615,060	0.8
458,000		Swire Pacific Ltd.	5,850,809	0.5
			31,717,442	3.0
		India: 1.6%
576,682		Housing Development Finance Corp.	8,786,977	0.8
196,673		ICICI Bank Ltd. ADR	8,437,272	0.8
			17,224,249	1.6
		Italy: 3.2%
790,056		ENI S.p.A.	17,688,138	1.7
6,028,656		Intesa Sanpaolo S.p.A.	8,882,670	0.8
1,735,102	@	UniCredit SpA	7,447,847	0.7
			34,018,655	3.2
		Japan: 5.9%
1,176,200		Itochu Corp.	14,452,372	1.4
357,500	L	Nikon Corp.	8,421,354	0.8
1,016,800		Nissan Motor Co., Ltd.	9,863,398	0.9
325,500		Toyota Motor Corp.	16,784,661	1.6
448,000		Trend Micro, Inc.	12,578,833	1.2
			62,100,618	5.9
		Netherlands: 7.4%
282,948		Akzo Nobel NV	17,977,518	1.7
184,958	L	Randstad Holdings NV	7,592,082	0.7
560,376		Royal Dutch Shell PLC - Class B	18,635,429	1.8
367,515		Koninklijke Philips Electronics NV	10,873,696	1.0
560,714	@	SBM Offshore NV	9,353,988	0.9
1,050,210		TNT Express NV	7,702,002	0.7
141,480		Unilever NV	5,796,956	0.6
			77,931,671	7.4
		Norway: 3.8%
706,384		Statoil ASA	17,244,905	1.6
1,041,083		Telenor ASA	22,922,657	2.2
			40,167,562	3.8
		Singapore: 3.6%
1,697,582		DBS Group Holdings Ltd.	21,971,499	2.1
5,432,000		Singapore Telecommunications Ltd.	15,749,480	1.5
			37,720,979	3.6
		South Korea: 4.3%
287,688		KB Financial Group, Inc. ADR	9,505,212	0.9
16,884		POSCO	4,968,483	0.5
68,200	L	POSCO ADR	5,027,022	0.5
37,761		Samsung Electronics Co., Ltd. GDR	25,433,116	2.4
			44,933,833	4.3
		Spain: 2.7%
40,669		Inditex S.A.	5,419,585	0.5
407,890		Repsol YPF S.A.	8,286,722	0.8
1,101,207		Telefonica S.A.	14,919,814	1.4
			28,626,121	2.7
		Sweden: 2.3%
1,507,940		Telefonaktiebolaget LM Ericsson	18,891,018	1.8
171,000		Getinge AB	5,221,364	0.5
			24,112,382	2.3

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland: 8.4%
91,886		Adecco S.A.	$5,039,784	0.5
517,343		Credit Suisse Group	13,606,493	1.3
79,990		Nestle S.A.	5,789,246	0.5
186,227		Novartis AG	13,272,764	1.3
120,556		Roche Holding AG - Genusschein	28,104,395	2.7
220,355		Swiss Re Ltd.	17,946,164	1.7
315,524		UBS AG - Reg	4,851,881	0.4
			88,610,727	8.4
		Taiwan: 1.5%
1,245,783	L	Compal Electronics, Inc. GDR	4,384,907	0.4
189,376		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,255,373	0.3
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.	7,720,876	0.8
			15,361,156	1.5
		United Kingdom: 18.6%
1,933,195		Aviva PLC	8,763,102	0.8
2,382,593		BAE Systems PLC	14,305,528	1.4
1,504,744		BP PLC	10,581,417	1.0
650,394		CRH PLC	14,393,592	1.4
1,080,666		GlaxoSmithKline PLC	25,306,111	2.4
1,509,200		HSBC Holdings PLC	16,208,455	1.6
3,021,218	@	International Consolidated Airlines Group SA	11,664,813	1.1
3,263,744		Kingfisher PLC	14,306,151	1.4
20,084,077	@	Lloyds TSB Group PLC	14,965,083	1.4
2,010,170		Marks & Spencer Group PLC	11,920,675	1.1
918,264		Rexam PLC	7,373,663	0.7
460,971		Standard Chartered PLC	11,969,678	1.1
2,414,800		Tesco PLC	14,037,615	1.3
6,840,019		Vodafone Group PLC	19,409,886	1.9
			195,205,769	18.6
		Total Common Stock
		(Cost $881,114,084)	1,019,444,456	96.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Securities Lending Collateral(cc)(1): 1.1%
554,461		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $554,471, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $565,550, due 05/31/14)	$554,461	0.1
2,633,835		Cantor Fitzgerald, Repurchase Agreement dated 03/28/13, 0.25%, due 04/01/13 (Repurchase Amount $2,633,907, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-5.997%, Market Value plus accrued interest $2,686,512, due 09/26/13-05/01/51)	2,633,835	0.3
2,633,835		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,633,893, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $2,686,512, due 03/31/13-03/15/53)	2,633,835	0.2
2,633,835		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $2,633,893, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,686,513, due 04/25/13-01/01/47)	2,633,835	0.3
2,633,835		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $2,633,899, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $2,686,512, due 07/01/27-04/01/43)	2,633,835	0.2
			11,089,801	1.1
		Total Short-Term Investments
		(Cost $11,089,801)	11,089,801	1.1
		Total Investments in Securities (Cost $892,203,885)	$1,030,534,257	98.0
		Assets in Excess of Other Liabilities	20,772,149	2.0
		Net Assets	$1,051,306,406	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

	Cost for federal income tax purposes is $895,259,398.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$188,827,303
	Gross Unrealized Depreciation	(53,552,444)
	Net Unrealized Appreciation	$135,274,859

Sector Diversification	Percentage of Net Assets
Financials	22.1%
Health Care	13.9
Industrials	11.8
Energy	11.4
Telecommunication Services	10.3
Information Technology	9.2
Consumer Discretionary	7.8
Materials	6.7
Consumer Staples	2.4
Utilities	1.3
Short-Term Investments	1.1
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,045,243	$—	$1,045,243
Brazil	11,036,014	—	—	11,036,014
Canada	14,975,890	—	—	14,975,890
China	—	37,635,493	—	37,635,493
France	—	123,884,914	—	123,884,914
Germany	—	133,135,738	—	133,135,738
Hong Kong	3,921,134	27,796,308	—	31,717,442
India	8,437,272	8,786,977	—	17,224,249
Italy	—	34,018,655	—	34,018,655
Japan	—	62,100,618	—	62,100,618
Netherlands	—	77,931,671	—	77,931,671
Norway	—	40,167,562	—	40,167,562
Singapore	—	37,720,979	—	37,720,979
South Korea	14,532,234	30,401,599	—	44,933,833
Spain	—	28,626,121	—	28,626,121
Sweden	—	24,112,382	—	24,112,382
Switzerland	—	88,610,727	—	88,610,727
Taiwan	7,640,280	7,720,876	—	15,361,156
United Kingdom	—	195,205,769	—	195,205,769
Total Common Stock	60,542,824	958,901,632	—	1,019,444,456
Short-Term Investments	—	11,089,801	—	11,089,801
Total Investments, at fair value	$60,542,824	$969,991,433	$—	$1,030,534,257

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2013 (Unaudited) (continued)

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013